March 31, 2025
2025 Quarterly Report (Unaudited)

U.S. Total Bond Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 04/15/31	$1,000	$ 1,033,669
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28	500	505,198
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3, 4.62%, 07/16/29	500	502,105
CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	4,000	4,068,451
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 01/15/31	360	363,448
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/39	100	110,115
Exeter Automobile Receivables Trust, Series 2024- 1A, Class B, 5.29%, 08/15/28	745	746,954
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/28	2,130	2,157,739
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3, 4.57%, 03/21/29	500	502,086
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	500	504,495
Santander Drive Auto Receivables Trust
Series 2023-2, Class C, 5.47%, 12/16/30	800	811,135
Series 2024-1, Class B, 5.23%, 12/15/28	210	211,076
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29	1,000	1,012,046
Series 2024-A2, Class A, 4.29%, 10/15/29	600	599,871
Total Asset-Backed Securities — 0.4% (Cost: $13,068,995)		13,128,388
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30(a)	171	170,521
5.38%, 06/15/33	28	28,144
3.38%, 03/01/41	71	53,040
Omnicom Group, Inc.
2.45%, 04/30/30	121	108,559
2.60%, 08/01/31	68	59,491
5.30%, 11/01/34	50	49,949
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	87	86,142
		555,846
Aerospace & Defense — 0.5%
Boeing Co.
3.10%, 05/01/26	171	168,010
2.70%, 02/01/27	80	77,153
2.80%, 03/01/27	171	164,721
5.04%, 05/01/27	341	342,551
6.26%, 05/01/27	125	128,608
3.25%, 03/01/28	300	286,273
3.20%, 03/01/29(a)	341	320,163
6.30%, 05/01/29	95	99,626
2.95%, 02/01/30	100	91,086
5.15%, 05/01/30	800	804,962
6.39%, 05/01/31	440	468,872
6.13%, 02/15/33	74	76,893
6.53%, 05/01/34	140	150,008
3.25%, 02/01/35	275	226,439
5.71%, 05/01/40	341	331,488
3.38%, 06/15/46	87	58,323
Security	Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
3.85%, 11/01/48	$171	$ 120,431
3.90%, 05/01/49	130	93,696
3.75%, 02/01/50(a)	243	170,320
5.81%, 05/01/50	500	475,991
6.86%, 05/01/54	245	266,118
3.95%, 08/01/59	100	68,129
5.93%, 05/01/60	427	401,661
7.01%, 05/01/64(a)	30	32,508
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	300	284,381
General Dynamics Corp.
1.15%, 06/01/26	78	75,295
2.13%, 08/15/26	87	84,487
3.75%, 05/15/28	87	85,525
2.25%, 06/01/31	61	53,342
4.25%, 04/01/40	171	151,143
2.85%, 06/01/41(a)	83	59,939
4.25%, 04/01/50	87	72,196
General Electric Co.
6.75%, 03/15/32	200	223,275
5.88%, 01/14/38	100	105,628
Howmet Aerospace, Inc.
3.00%, 01/15/29	100	94,150
5.95%, 02/01/37(a)	100	104,668
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	271	247,255
5.35%, 01/15/30	50	50,680
5.75%, 01/15/35(a)	50	50,403
L3Harris Technologies, Inc.
5.40%, 01/15/27	200	202,866
4.40%, 06/15/28	458	454,627
5.05%, 06/01/29	50	50,647
2.90%, 12/15/29	121	111,557
1.80%, 01/15/31	158	133,791
5.25%, 06/01/31	45	45,830
5.40%, 07/31/33	205	207,601
5.35%, 06/01/34(a)	35	35,329
5.60%, 07/31/53(a)	100	98,277
5.50%, 08/15/54	70	67,561
Lockheed Martin Corp.
5.10%, 11/15/27(a)	35	35,800
4.50%, 02/15/29	45	45,154
1.85%, 06/15/30	300	262,244
4.70%, 12/15/31	30	29,930
3.90%, 06/15/32	58	54,819
5.25%, 01/15/33	50	51,288
4.80%, 08/15/34	50	49,254
3.60%, 03/01/35(a)	65	58,042
4.50%, 05/15/36	141	134,735
4.07%, 12/15/42	189	158,186
4.70%, 05/15/46	130	116,492
4.09%, 09/15/52	187	148,710
4.15%, 06/15/53	140	111,967
5.70%, 11/15/54	110	111,745
5.20%, 02/15/55	140	132,612
4.30%, 06/15/62	140	110,785
5.90%, 11/15/63	40	41,548
5.20%, 02/15/64	100	92,739
Northrop Grumman Corp.
3.25%, 01/15/28	341	330,131
4.60%, 02/01/29(a)	50	50,191

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
4.40%, 05/01/30	$171	$ 169,133
4.70%, 03/15/33	100	98,654
4.90%, 06/01/34	50	49,527
4.75%, 06/01/43	151	136,403
4.03%, 10/15/47	257	205,247
5.25%, 05/01/50(a)	150	141,843
4.95%, 03/15/53	75	67,666
5.20%, 06/01/54	100	93,661
RTX Corp.
2.65%, 11/01/26	300	292,173
5.75%, 11/08/26(a)	100	101,837
3.50%, 03/15/27	171	168,003
3.13%, 05/04/27	171	166,403
4.13%, 11/16/28	411	405,204
5.75%, 01/15/29	85	88,495
2.25%, 07/01/30	246	218,514
6.00%, 03/15/31	200	212,413
1.90%, 09/01/31	171	143,414
2.38%, 03/15/32	200	170,118
5.15%, 02/27/33	125	126,112
6.10%, 03/15/34	120	128,683
4.45%, 11/16/38	87	79,364
4.88%, 10/15/40(a)	87	81,337
4.70%, 12/15/41	74	66,826
4.50%, 06/01/42	350	307,860
4.15%, 05/15/45	87	71,260
3.75%, 11/01/46	130	99,192
4.35%, 04/15/47	171	142,251
4.05%, 05/04/47	87	69,056
4.63%, 11/16/48	214	183,924
3.13%, 07/01/50	227	149,863
2.82%, 09/01/51	87	53,201
3.03%, 03/15/52	100	63,425
5.38%, 02/27/53	95	90,676
6.40%, 03/15/54	155	169,665
		15,512,258
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29(a)	200	197,086
3.25%, 03/01/32(a)	102	88,876
5.15%, 09/13/34(a)	200	189,076
4.40%, 10/01/46	87	65,955
3.10%, 12/01/51	171	100,128
4.15%, 05/01/52	137	97,032
BorgWarner, Inc.(a)
2.65%, 07/01/27	156	149,494
4.95%, 08/15/29	50	50,069
5.40%, 08/15/34	50	49,466
Lear Corp.
2.60%, 01/15/32	71	59,893
5.25%, 05/15/49(a)	87	74,989
3.55%, 01/15/52(a)	74	48,022
Magna International, Inc.
5.05%, 03/14/29(a)	225	226,737
2.45%, 06/15/30	60	53,244
5.50%, 03/21/33(a)	20	20,192
		1,470,259
Automobiles — 0.5%
American Honda Finance Corp.
5.25%, 07/07/26	200	201,809
Security	Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
1.30%, 09/09/26	$71	$ 67,921
2.30%, 09/09/26	100	96,963
4.40%, 10/05/26	50	49,960
2.35%, 01/08/27	87	83,896
4.90%, 03/12/27	50	50,388
4.90%, 07/09/27	50	50,449
4.45%, 10/22/27	50	49,981
4.70%, 01/12/28(a)	220	221,116
4.55%, 03/03/28	50	49,979
2.00%, 03/24/28	93	86,516
5.13%, 07/07/28	300	305,045
5.65%, 11/15/28	50	51,727
2.25%, 01/12/29	87	79,738
4.90%, 03/13/29	50	50,429
4.40%, 09/05/29	50	49,311
4.80%, 03/05/30(a)	50	49,890
4.60%, 04/17/30	60	59,486
5.85%, 10/04/30	50	52,572
5.05%, 07/10/31	50	50,371
4.85%, 10/23/31	50	49,769
4.90%, 01/10/34(a)	35	34,183
5.20%, 03/05/35(a)	50	49,463
AutoNation, Inc.
1.95%, 08/01/28(a)	74	67,344
2.40%, 08/01/31	78	65,294
3.85%, 03/01/32	80	72,182
Cummins, Inc.
4.88%, 10/01/43	300	282,702
2.60%, 09/01/50	87	52,308
Ford Motor Co.
4.35%, 12/08/26	150	147,721
9.63%, 04/22/30	50	57,120
7.45%, 07/16/31	100	105,992
3.25%, 02/12/32	100	82,414
6.10%, 08/19/32(a)	200	196,101
4.75%, 01/15/43	200	151,767
7.40%, 11/01/46(a)	100	102,764
5.29%, 12/08/46(a)	200	161,058
Ford Motor Credit Co. LLC
6.95%, 06/10/26	200	203,093
4.54%, 08/01/26	200	197,437
2.70%, 08/10/26	200	192,865
5.13%, 11/05/26	200	198,701
5.80%, 03/05/27	200	200,866
5.85%, 05/17/27	200	201,049
4.95%, 05/28/27	200	197,094
4.13%, 08/17/27	200	193,209
7.35%, 11/04/27	400	414,476
6.80%, 05/12/28	200	205,410
6.80%, 11/07/28	200	205,691
5.80%, 03/08/29	200	198,041
7.35%, 03/06/30	200	209,278
4.00%, 11/13/30	200	179,062
6.05%, 11/05/31	200	195,943
7.12%, 11/07/33	200	204,384
6.13%, 03/08/34	200	191,865
6.50%, 02/07/35(a)	200	196,272
General Motors Co.
4.20%, 10/01/27	171	168,215
6.80%, 10/01/27	104	108,254
5.40%, 10/15/29	65	65,358
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Co. (continued)
5.60%, 10/15/32(a)	$100	$ 99,175
5.00%, 04/01/35	130	119,997
6.60%, 04/01/36	187	193,039
5.15%, 04/01/38	287	259,793
6.25%, 10/02/43	150	144,319
5.20%, 04/01/45	171	143,501
6.75%, 04/01/46	133	134,808
5.95%, 04/01/49	112	102,604
General Motors Financial Co., Inc.
5.40%, 04/06/26	65	65,272
1.50%, 06/10/26	171	164,410
4.35%, 01/17/27	87	86,202
2.35%, 02/26/27	171	163,179
5.00%, 04/09/27	200	200,221
5.40%, 05/08/27	250	252,414
5.35%, 07/15/27	60	60,509
2.70%, 08/20/27	171	162,672
6.00%, 01/09/28(a)	50	51,279
5.05%, 04/04/28	75	75,077
2.40%, 04/10/28	89	82,424
5.80%, 06/23/28	55	56,175
2.40%, 10/15/28	168	153,702
5.80%, 01/07/29(a)	75	76,395
5.65%, 01/17/29	87	88,418
4.30%, 04/06/29	300	289,217
5.55%, 07/15/29	145	146,135
4.90%, 10/06/29	50	49,183
5.35%, 01/07/30	50	49,913
5.85%, 04/06/30	45	45,816
3.60%, 06/21/30	90	82,500
2.70%, 06/10/31	122	104,063
5.60%, 06/18/31	30	30,002
3.10%, 01/12/32	75	64,086
5.63%, 04/04/32	40	39,562
6.40%, 01/09/33	75	77,354
6.10%, 01/07/34	175	175,710
5.95%, 04/04/34	100	99,496
5.45%, 09/06/34	50	48,208
5.90%, 01/07/35(a)	50	49,515
Honda Motor Co. Ltd., 2.97%, 03/10/32	133	117,283
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	122,501
PACCAR Financial Corp.
1.10%, 05/11/26	110	106,177
5.20%, 11/09/26	25	25,399
2.00%, 02/04/27	75	72,063
5.00%, 05/13/27	50	50,762
4.45%, 08/06/27	50	50,302
4.60%, 01/10/28	100	100,969
4.55%, 03/03/28	50	50,380
4.60%, 01/31/29(a)	50	50,331
4.00%, 09/26/29	25	24,603
5.00%, 03/22/34	25	25,185
Series R, 4.50%, 11/25/26	40	40,235
Toyota Motor Corp.
5.28%, 07/13/26	40	40,448
5.12%, 07/13/28	250	255,748
2.76%, 07/02/29	65	60,926
2.36%, 03/25/31(a)	87	76,826
5.12%, 07/13/33	45	45,909
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp.
5.20%, 05/15/26	$50	$ 50,450
4.45%, 05/18/26	80	80,059
1.13%, 06/18/26	210	202,200
4.55%, 08/07/26	30	30,096
5.00%, 08/14/26	100	100,864
5.40%, 11/20/26	50	50,879
4.60%, 01/08/27(a)	50	50,259
1.90%, 01/13/27	171	164,026
3.05%, 03/22/27	171	166,883
1.15%, 08/13/27	200	185,847
4.55%, 09/20/27	100	100,489
4.35%, 10/08/27	75	75,027
4.63%, 01/12/28	40	40,301
1.90%, 04/06/28	189	175,674
5.25%, 09/11/28	225	230,912
4.65%, 01/05/29	50	50,256
3.65%, 01/08/29	171	165,794
5.05%, 05/16/29	50	50,899
4.45%, 06/29/29	100	99,856
4.55%, 08/09/29	300	300,063
4.95%, 01/09/30(a)	50	50,753
2.15%, 02/13/30	87	77,663
3.38%, 04/01/30	300	282,926
4.55%, 05/17/30(a)	80	79,712
5.10%, 03/21/31(a)	250	254,040
1.90%, 09/12/31	121	101,954
4.60%, 10/10/31	75	74,261
4.70%, 01/12/33(a)	45	44,566
4.80%, 01/05/34(a)	100	98,626
5.35%, 01/09/35	50	50,819
Series B, 5.00%, 03/19/27	150	151,970
		16,802,808
Banks — 6.0%
African Development Bank
4.63%, 01/04/27	1,000	1,009,920
4.38%, 03/14/28	600	606,491
Asian Development Bank
3.75%, 04/25/28	1,000	993,526
4.50%, 08/25/28(a)	300	304,807
4.00%, 01/12/33	400	394,557
3.88%, 06/14/33	200	194,802
Asian Infrastructure Investment Bank, 4.88%, 09/14/26	1,000	1,011,480
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 3.30%), 7.88%, 11/15/34(b)	200	224,984
Banco Santander SA
4.25%, 04/11/27	200	198,453
5.29%, 08/18/27	400	405,152
5.59%, 08/08/28	200	205,695
2.75%, 12/03/30	400	347,595
5.44%, 07/15/31	200	204,984
6.92%, 08/08/33	200	212,177
6.94%, 11/07/33	200	222,604
6.35%, 03/14/34(a)	200	205,343
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	200	191,460
(1-year CMT + 0.95%), 5.37%, 07/15/28(a)(b)	200	202,892
(1-year CMT + 1.65%), 6.53%, 11/07/27(a)(b)	200	205,915
Bank of America Corp.
3.50%, 04/19/26	311	308,120
4.25%, 10/22/26	221	220,298
3.25%, 10/21/27	236	229,918

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
6.11%, 01/29/37	$350	$ 363,468
7.75%, 05/14/38	200	237,119
5.88%, 02/07/42	189	197,609
5.00%, 01/21/44	214	200,465
4.88%, 04/01/44	171	157,031
(1-day SOFR + 0.83%), 4.98%, 01/24/29(b)	325	328,294
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)	600	578,311
(1-day SOFR + 1.00%), 5.16%, 01/24/31(b)	420	425,789
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	362	349,233
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	341	315,316
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	377	325,257
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	495	422,809
(1-day SOFR + 1.31%), 5.51%, 01/24/36(b)	515	524,128
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	536	471,759
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	457	400,693
(1-day SOFR + 1.34%), 5.93%, 09/15/27(b)	150	152,926
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	291	249,001
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	341	293,229
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(b)	70	44,876
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)	250	259,081
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	336	334,610
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	211	160,409
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	245	248,907
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)	690	700,047
(1-day SOFR + 1.70%), 5.74%, 02/12/36(b)	245	244,532
(1-day SOFR + 1.74%), 5.52%, 10/25/35(b)	400	392,459
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	373	360,444
(1-day SOFR + 1.84%), 5.87%, 09/15/34(b)	350	365,243
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	140	87,318
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)	620	622,801
(1-day SOFR + 1.91%), 5.43%, 08/15/35(b)	200	195,826
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	511	362,462
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	155	161,095
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	420	423,373
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	300	269,457
(1-day SOFR + 2.16%), 5.02%, 07/22/33(b)	610	607,441
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	397	356,388
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	700	678,388
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(b)	471	465,895
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	171	167,977
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	251	235,401
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	171	157,641
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	104	81,033
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	300	291,912
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	249	245,978
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	171	147,877
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	87	85,137
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)	171	168,099
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	$341	$ 281,130
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(b)	341	336,680
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	257	231,773
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	197	167,069
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	750	589,329
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	171	142,610
Series L, 4.18%, 11/25/27	171	169,464
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	291	256,782
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	124	88,046
Bank of America N.A.
5.53%, 08/18/26	250	254,021
Series BKNT, 6.00%, 10/15/36	250	262,571
Bank of Montreal
5.30%, 06/05/26	40	40,363
5.27%, 12/11/26	40	40,534
2.65%, 03/08/27	133	128,784
5.37%, 06/04/27(a)	75	76,372
5.20%, 02/01/28	150	152,745
5.72%, 09/25/28	100	103,598
5.51%, 06/04/31	75	77,281
(1-day SOFR + 1.25%), 4.64%, 09/10/30(a)(b)	50	49,730
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(a)(b)	65	65,673
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	241	203,531
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	87	84,048
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	50	50,024
Series H, 4.70%, 09/14/27	200	201,111
Bank of New York Mellon Corp.
2.80%, 05/04/26	70	68,897
2.45%, 08/17/26	100	97,565
1.05%, 10/15/26	171	162,784
2.05%, 01/26/27	71	68,308
3.25%, 05/16/27	130	127,352
1.65%, 07/14/28	75	69,132
3.85%, 04/26/29(a)	118	115,750
3.30%, 08/23/29	171	162,008
1.80%, 07/28/31	51	43,362
2.50%, 01/26/32(a)	87	75,580
(1-day SOFR + 0.84%), 4.89%, 07/21/28(a)(b)	100	100,944
(1-day SOFR + 0.89%), 4.94%, 02/11/31(b)	50	50,444
(1-day SOFR + 1.03%), 4.95%, 04/26/27(b)	100	100,518
(1-day SOFR + 1.09%), 4.98%, 03/14/30(b)	150	152,149
(1-day SOFR + 1.15%), 3.99%, 06/13/28(b)	100	99,189
(1-day SOFR + 1.17%), 4.54%, 02/01/29(b)	100	100,180
(1-day SOFR + 1.23%), 5.06%, 07/22/32(b)	100	101,051
(1-day SOFR + 1.25%), 5.23%, 11/20/35(a)(b)	75	76,010
(1-day SOFR + 1.42%), 4.29%, 06/13/33(b)	100	95,751
(1-day SOFR + 1.42%), 5.19%, 03/14/35(b)	150	151,002
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	100	97,872
(1-day SOFR + 1.60%), 6.32%, 10/25/29(b)	75	79,345
(1-day SOFR + 1.76%), 4.60%, 07/26/30(b)	115	114,987
(1-day SOFR + 1.77%), 5.61%, 07/21/39(b)	25	25,287
(1-day SOFR + 1.85%), 6.47%, 10/25/34(b)	75	81,922
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (continued)
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b)	$80	$ 82,627
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	180	189,313
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(b)	91	89,527
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(b)	100	99,109
Bank of Nova Scotia
2.70%, 08/03/26	87	85,017
1.30%, 09/15/26	240	229,385
5.35%, 12/07/26	50	50,688
1.95%, 02/02/27	171	164,097
5.40%, 06/04/27	50	51,013
5.25%, 06/12/28	60	61,369
5.45%, 08/01/29	50	51,370
4.85%, 02/01/30	60	60,346
2.15%, 08/01/31	171	145,990
2.45%, 02/02/32	171	146,594
5.65%, 02/01/34	250	258,869
(1-day SOFR + 0.89%), 4.93%, 02/14/29(b)	75	75,459
(1-day SOFR + 1.00%), 4.40%, 09/08/28(b)	50	49,764
(1-day SOFR + 1.07%), 5.13%, 02/14/31(b)	75	75,684
(1-day SOFR + 1.44%), 4.74%, 11/10/32(b)	50	49,262
Barclays PLC
4.34%, 01/10/28	250	248,076
5.25%, 08/17/45(a)	250	236,079
4.95%, 01/10/47	200	180,255
(1-day SOFR + 0.96%), 5.09%, 02/25/29(b)	200	201,418
(1-day SOFR + 1.23%), 5.37%, 02/25/31(b)	200	202,214
(1-day SOFR + 1.56%), 4.94%, 09/10/30(b)	200	199,362
(1-day SOFR + 1.59%), 5.79%, 02/25/36(b)	200	201,092
(1-day SOFR + 1.74%), 5.69%, 03/12/30(b)	200	205,056
(1-day SOFR + 1.91%), 5.34%, 09/10/35(b)	200	195,099
(1-day SOFR + 2.21%), 5.83%, 05/09/27(b)	200	202,440
(1-day SOFR + 2.42%), 6.04%, 03/12/55(b)	200	202,162
(1-day SOFR + 2.62%), 6.69%, 09/13/34(b)	200	214,439
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	200	208,346
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(b)	200	215,474
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	222	213,428
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	490	427,020
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	222	162,187
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	300	304,463
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	200	212,457
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	200	223,246
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(b)	400	401,276
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	341	328,316
5.62%, 07/17/26(a)	25	25,352
5.93%, 10/02/26	50	51,006
5.24%, 06/28/27	75	76,117
5.00%, 04/28/28	60	60,726
5.99%, 10/03/28	50	52,183
5.26%, 04/08/29	75	76,385
6.09%, 10/03/33	250	264,441
(1-day SOFR + 0.72%), 4.86%, 01/13/28(b)	25	25,112
(1-day SOFR + 0.93%), 4.51%, 09/11/27(b)	50	49,944
(1-day SOFR + 1.03%), 4.86%, 03/30/29(b)	75	75,268
(1-day SOFR + 1.11%), 5.25%, 01/13/31(b)	50	50,648
(1-day SOFR + 1.34%), 4.63%, 09/11/30(b)	50	49,562
Citibank N.A.
4.93%, 08/06/26	250	251,643
5.80%, 09/29/28(a)	250	260,368
4.84%, 08/06/29	250	252,656
Security	Par (000)	Value
Banks (continued)
Citibank N.A. (continued)
Series BKNT, 5.44%, 04/30/26	$250	$ 252,692
Series BKNT, 5.49%, 12/04/26	250	254,217
Series BKNT, 5.57%, 04/30/34	250	256,913
Citigroup, Inc.
3.40%, 05/01/26	237	234,254
3.20%, 10/21/26	427	418,592
4.30%, 11/20/26	53	52,778
4.45%, 09/29/27	250	248,823
4.13%, 07/25/28	130	127,915
6.63%, 06/15/32	74	79,754
6.13%, 08/25/36	184	189,287
8.13%, 07/15/39	210	260,514
5.88%, 01/30/42	127	130,010
6.68%, 09/13/43	87	94,114
5.30%, 05/06/44	87	81,318
4.65%, 07/30/45(a)	130	113,806
4.75%, 05/18/46	257	217,888
4.65%, 07/23/48(a)	257	218,958
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	400	385,314
(1-day SOFR + 0.87%), 4.79%, 03/04/29(b)	250	250,544
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	171	154,279
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	207	179,819
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	484	413,383
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	171	166,177
(1-day SOFR + 1.34%), 4.54%, 09/19/30(b)	250	246,629
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	257	225,311
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)	320	324,164
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	87	61,161
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)	371	341,637
(1-day SOFR + 1.45%), 5.45%, 06/11/35(b)	250	251,411
(1-day SOFR + 1.47%), 5.33%, 03/27/36(b)	210	209,236
(1-day SOFR + 1.75%), 5.61%, 03/04/56(b)	150	146,518
(1-day SOFR + 1.83%), 6.02%, 01/24/36(b)	315	318,009
(1-day SOFR + 1.89%), 4.66%, 05/24/28(b)	150	150,190
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	713	652,186
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	200	199,140
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	500	490,299
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	457	406,970
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)	200	212,257
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	300	307,492
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	410	399,516
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)	341	331,433
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	200	168,855
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(b)	200	196,655
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	177	171,588
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	371	362,925
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	171	168,891
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	171	140,341
(5-year CMT + 1.73%), 5.41%, 09/19/39(b)	100	95,655
Citizens Financial Group, Inc.
2.85%, 07/27/26	257	251,154
2.50%, 02/06/30	61	54,177
2.64%, 09/30/32	100	82,156
(1-day SOFR + 1.26%), 5.25%, 03/05/31(b)	50	50,269
(1-day SOFR + 1.91%), 5.72%, 07/23/32(b)	75	76,349

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citizens Financial Group, Inc. (continued)
(1-day SOFR + 2.01%), 5.84%, 01/23/30(b)	$200	$ 205,432
(5-year CMT + 2.75%), 5.64%, 05/21/37(b)	61	59,545
Comerica, Inc., 4.00%, 02/01/29(a)	171	164,318
Cooperatieve Rabobank UA
5.75%, 12/01/43	250	250,830
Series BKNT, 5.25%, 05/24/41	176	173,142
Corp. Andina de Fomento, 5.00%, 01/24/29	300	305,286
Council of Europe Development Bank, 3.75%, 05/25/26	500	497,867
Deutsche Bank AG
5.37%, 09/09/27	200	204,463
(1-day SOFR + 1.22%), 2.31%, 11/16/27(b)	353	339,204
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)	192	184,666
(1-day SOFR + 1.70%), 5.00%, 09/11/30(b)	150	149,285
(1-day SOFR + 2.05%), 5.40%, 09/11/35(b)	150	146,242
(1-day SOFR + 2.52%), 7.15%, 07/13/27(b)	150	154,190
(1-day SOFR + 2.76%), 3.73%, 01/14/32(b)	200	179,839
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	496	456,062
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)	150	156,983
(1-day SOFR + 3.65%), 7.08%, 02/10/34(b)	200	210,692
Discover Bank, Series BKNT, 3.45%, 07/27/26	250	245,796
European Investment Bank
3.88%, 03/15/28	1,000	997,612
4.00%, 02/15/29	600	599,912
3.63%, 07/15/30	1,000	978,758
3.75%, 02/14/33	1,000	972,074
Fifth Third Bancorp
2.55%, 05/05/27	121	116,188
3.95%, 03/14/28	200	196,446
8.25%, 03/01/38(a)	75	90,030
(1-day SOFR + 0.69%), 1.71%, 11/01/27(b)	171	163,066
(1-day SOFR + 1.36%), 4.06%, 04/25/28(a)(b)	61	60,247
(1-day SOFR + 1.49%), 4.90%, 09/06/30(a)(b)	100	99,760
(1-day SOFR + 1.66%), 4.34%, 04/25/33(b)	61	57,458
(1-day SOFR + 1.84%), 5.63%, 01/29/32(b)	200	204,730
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	100	99,407
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	100	103,906
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	75	77,856
Goldman Sachs Bank USA, (1-day SOFR + 0.75%), 5.41%, 05/21/27(b)	175	176,657
Goldman Sachs Group, Inc.
3.50%, 11/16/26	341	335,709
5.95%, 01/15/27(a)	87	89,248
3.85%, 01/26/27	341	337,706
2.60%, 02/07/30	341	309,033
3.80%, 03/15/30	200	191,262
6.45%, 05/01/36	110	116,355
6.75%, 10/01/37	651	703,976
6.25%, 02/01/41(a)	171	180,335
4.80%, 07/08/44	214	190,868
5.15%, 05/22/45	257	233,011
4.75%, 10/21/45	200	176,637
(1-day SOFR + 0.82%), 1.54%, 09/10/27(b)	341	326,244
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)	683	655,129
(1-day SOFR + 1.08%), 5.21%, 01/28/31(b)	275	278,741
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	250	211,693
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	197	190,149
(1-day SOFR + 1.14%), 4.69%, 10/23/30(b)	335	332,941
(1-day SOFR + 1.21%), 5.05%, 07/23/30(b)	320	322,652
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	477	408,547
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	274	236,808
(1-day SOFR + 1.27%), 5.73%, 04/25/30(b)	205	211,476
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	$450	$ 392,915
(1-day SOFR + 1.38%), 5.54%, 01/28/36(b)	425	430,933
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	391	344,607
(1-day SOFR + 1.42%), 5.02%, 10/23/35(a)(b)	440	427,835
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	150	105,953
(1-day SOFR + 1.51%), 4.39%, 06/15/27(b)	125	124,798
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	171	126,095
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)	315	325,550
(1-day SOFR + 1.55%), 5.33%, 07/23/35(b)	320	318,404
(1-day SOFR + 1.58%), 5.56%, 11/19/45(b)	200	194,881
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	216	163,470
(1-day SOFR + 1.70%), 5.73%, 01/28/56(b)	260	258,959
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	200	199,515
(1-day SOFR + 1.77%), 6.48%, 10/24/29(b)	250	264,078
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	500	490,722
(1-day SOFR + 1.95%), 6.56%, 10/24/34(a)(b)	200	218,284
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	341	332,914
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	371	365,882
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	341	292,845
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	171	152,147
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(b)	427	418,842
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	250	282,001
HSBC Holdings PLC
6.50%, 05/02/36	297	308,370
6.50%, 09/15/37	460	481,816
6.80%, 06/01/38(a)	250	266,836
6.10%, 01/14/42(a)	171	181,047
5.25%, 03/14/44	232	216,655
(1-day SOFR + 1.03%), 4.90%, 03/03/29(b)	200	200,470
(1-day SOFR + 1.04%), 5.13%, 11/19/28(b)	200	201,615
(1-day SOFR + 1.06%), 5.60%, 05/17/28(b)	200	203,317
(1-day SOFR + 1.29%), 5.29%, 11/19/30(b)	200	202,072
(1-day SOFR + 1.29%), 5.13%, 03/03/31(b)	200	200,618
(1-day SOFR + 1.46%), 5.55%, 03/04/30(b)	200	204,345
(1-day SOFR + 1.52%), 5.73%, 05/17/32(b)	200	205,987
(1-day SOFR + 1.56%), 5.45%, 03/03/36(b)	400	398,526
(1-day SOFR + 1.57%), 5.89%, 08/14/27(b)	400	406,308
(1-day SOFR + 1.78%), 5.72%, 03/04/35(a)(b)	200	204,755
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	200	207,277
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	200	199,965
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	349	313,507
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)	300	317,153
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	285	272,149
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)	600	605,938
(1-day SOFR + 2.65%), 6.33%, 03/09/44(b)	225	239,730
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)	200	208,605
(1-day SOFR + 3.02%), 7.40%, 11/13/34(b)	200	219,874
(1-day SOFR + 4.25%), 8.11%, 11/03/33(b)	300	341,689
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(b)	211	208,359
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	611	588,001
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	215	228,499
Huntington Bancshares, Inc.(b)
(1-day SOFR + 1.28%), 5.27%, 01/15/31	50	50,532
(1-day SOFR + 1.97%), 4.44%, 08/04/28	260	258,247
(1-day SOFR + 2.05%), 5.02%, 05/17/33	73	71,305
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Huntington Bancshares, Inc.(b) (continued)
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35	$100	$ 101,065
Huntington National Bank
5.65%, 01/10/30	250	258,046
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(b)	280	279,622
ING Groep NV
3.95%, 03/29/27	250	247,115
(1-day SOFR + 1.01%), 1.73%, 04/01/27(b)	350	340,023
(1-day SOFR + 1.44%), 5.34%, 03/19/30(b)	200	203,716
(1-day SOFR + 1.77%), 5.55%, 03/19/35(b)	200	201,581
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	211	208,641
(1-day SOFR + 2.09%), 6.11%, 09/11/34(b)	200	209,738
Inter-American Development Bank
4.00%, 01/12/28	500	500,297
3.50%, 04/12/33(a)	1,000	949,811
4.50%, 09/13/33	300	304,067
International Bank for Reconstruction & Development
3.50%, 07/12/28	1,000	985,133
4.63%, 08/01/28	750	764,789
3.88%, 02/14/30	1,000	991,328
4.00%, 01/10/31	750	744,741
4.75%, 11/14/33	200	206,357
International Finance Corp., 4.50%, 07/13/28	500	507,904
JPMorgan Chase & Co.
3.30%, 04/01/26	87	86,115
3.20%, 06/15/26(a)	171	168,945
2.95%, 10/01/26	500	490,142
7.63%, 10/15/26	87	91,248
4.13%, 12/15/26	87	86,655
4.25%, 10/01/27	87	86,964
3.63%, 12/01/27	171	167,723
6.40%, 05/15/38	389	428,724
5.50%, 10/15/40	66	66,672
5.60%, 07/15/41	96	97,985
5.40%, 01/06/42	71	70,937
5.63%, 08/16/43(a)	87	87,069
4.85%, 02/01/44	74	68,345
4.95%, 06/01/45	214	195,018
(1-day SOFR + 0.77%), 1.47%, 09/22/27(b)	171	163,562
(1-day SOFR + 0.80%), 4.92%, 01/24/29(b)	260	262,472
(1-day SOFR + 0.86%), 4.51%, 10/22/28(b)	135	134,864
(1-day SOFR + 0.89%), 1.58%, 04/22/27(b)	875	848,455
(1-day SOFR + 0.90%), 5.14%, 01/24/31(b)	295	299,601
(1-day SOFR + 0.93%), 5.57%, 04/22/28(b)	250	254,996
(1-day SOFR + 0.93%), 4.98%, 07/22/28(b)	60	60,535
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	240	222,210
(1-day SOFR + 1.04%), 4.60%, 10/22/30(b)	250	248,348
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	341	290,086
(1-day SOFR + 1.13%), 5.00%, 07/22/30(b)	450	454,073
(1-day SOFR + 1.16%), 5.58%, 04/22/30(b)	450	464,156
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	111	107,831
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	276	238,702
(1-day SOFR + 1.19%), 5.04%, 01/23/28(b)	105	105,911
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	403	355,745
(1-day SOFR + 1.31%), 5.01%, 01/23/30(b)	225	227,499
(1-day SOFR + 1.32%), 5.50%, 01/24/36(b)	385	393,293
(1-day SOFR + 1.33%), 6.07%, 10/22/27(b)	195	199,604
(1-day SOFR + 1.34%), 4.95%, 10/22/35(b)	390	381,659
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)	235	239,794
(1-day SOFR + 1.46%), 5.29%, 07/22/35(b)	375	376,499
(1-day SOFR + 1.46%), 3.16%, 04/22/42(b)	392	292,656
(1-day SOFR + 1.49%), 5.77%, 04/22/35(b)	165	171,486
(1-day SOFR + 1.55%), 5.53%, 11/29/45(b)	150	148,511
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	$472	$ 469,690
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)	185	193,696
(1-day SOFR + 1.58%), 3.33%, 04/22/52(a)(b)	400	277,858
(1-day SOFR + 1.62%), 5.34%, 01/23/35(b)	555	560,909
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)	200	198,862
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	267	260,132
(1-day SOFR + 1.81%), 6.25%, 10/23/34(b)	655	703,470
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	445	452,233
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	600	603,833
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	275	246,763
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	445	441,461
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	291	193,750
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)	200	205,514
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	171	145,237
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)	471	457,786
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(a)(b)	400	351,452
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	581	571,060
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(a)(b)	171	164,548
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	100	77,995
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)	400	367,040
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	257	177,741
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(b)	202	199,307
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(b)	427	424,031
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)	341	336,419
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	171	148,771
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)	300	293,988
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	427	336,918
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	87	69,557
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	171	142,150
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	189	142,724
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	341	310,070
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	341	336,479
JPMorgan Chase Bank NA, 5.11%, 12/08/26	250	253,272
KeyBank NA/Cleveland OH
5.00%, 01/26/33	250	243,470
Series BKNT, 5.85%, 11/15/27	250	256,832
KeyCorp.
2.25%, 04/06/27	87	82,947
2.55%, 10/01/29	87	78,679
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(a)(b)	105	100,687
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)(b)	100	105,642

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Kreditanstalt fuer Wiederaufbau
3.63%, 04/01/26	$1,500	$ 1,492,670
3.00%, 05/20/27	700	685,826
3.50%, 08/27/27(a)	400	395,911
3.75%, 02/15/28	400	397,711
3.88%, 06/15/28	700	698,288
4.00%, 03/15/29	600	600,991
1.75%, 09/14/29	257	233,449
4.63%, 03/18/30	115	117,979
4.13%, 07/15/33	1,400	1,386,003
4.38%, 02/28/34	500	502,959
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	171	165,951
0.88%, 09/03/30	341	288,390
Series 44, 3.88%, 06/14/28	200	199,583
Lloyds Banking Group PLC
3.75%, 01/11/27	1,000	986,520
4.34%, 01/09/48	249	195,988
(1-year CMT + 0.85%), 5.09%, 11/26/28(b)	200	201,983
(1-year CMT + 1.07%), 5.72%, 06/05/30(b)	200	206,005
(1-year CMT + 1.20%), 5.59%, 11/26/35(b)	200	200,797
(1-year CMT + 1.48%), 5.99%, 08/07/27(b)	250	254,104
(1-year CMT + 1.70%), 5.87%, 03/06/29(b)	200	206,258
(1-year CMT + 1.75%), 5.68%, 01/05/35(a)(b)	200	202,293
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	222	218,161
(1-year CMT + 2.30%), 4.98%, 08/11/33(b)	200	196,102
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	225	256,124
M&T Bank Corp.(b)
(1-day SOFR + 1.61%), 5.39%, 01/16/36	120	117,688
(1-day SOFR + 1.85%), 5.05%, 01/27/34	200	193,273
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	99,283
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	250	244,039
3.29%, 07/25/27	171	166,989
3.96%, 03/02/28	171	168,663
3.74%, 03/07/29	341	331,019
3.20%, 07/18/29	200	188,630
2.56%, 02/25/30	349	315,948
4.29%, 07/26/38(a)	87	80,166
3.75%, 07/18/39	200	170,344
(1-year CMT + 0.83%), 2.34%, 01/19/28(b)	220	211,607
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	200	171,247
(1-year CMT + 0.97%), 2.49%, 10/13/32(b)	215	184,984
(1-year CMT + 1.00%), 5.43%, 04/17/35(b)	200	202,360
(1-year CMT + 1.10%), 2.85%, 01/19/33(b)	200	175,058
(1-year CMT + 1.30%), 4.08%, 04/19/28(b)	220	217,931
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	200	203,753
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	200	201,900
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	250	250,534
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)	200	204,518
Mizuho Financial Group, Inc.
2.56%, 09/13/31	200	171,610
(1-year CMT + 0.67%), 1.23%, 05/22/27(b)	349	335,886
(1-year CMT + 1.25%), 3.26%, 05/22/30(b)	380	357,844
(1-year CMT + 1.30%), 5.59%, 07/10/35(b)	200	204,673
(1-year CMT + 1.65%), 5.78%, 07/06/29(b)	200	206,449
(1-year CMT + 1.90%), 5.75%, 07/06/34(b)	200	206,457
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	520	530,148
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	520	536,507
Morgan Stanley
3.13%, 07/27/26	87	85,496
4.35%, 09/08/26	257	255,958
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
3.63%, 01/20/27(a)	$341	$ 337,226
3.95%, 04/23/27	287	283,886
3.59%, 07/22/28(b)	384	374,435
7.25%, 04/01/32	50	56,831
3.97%, 07/22/38(b)	171	148,117
6.38%, 07/24/42	181	197,168
4.30%, 01/27/45	371	312,163
4.38%, 01/22/47	257	216,093
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	326	313,370
(1-day SOFR + 0.88%), 1.59%, 05/04/27(b)	366	354,450
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	244	235,305
(1-day SOFR + 1.01%), 5.65%, 04/13/28(b)	225	229,657
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	300	251,346
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)(b)	338	283,199
(1-day SOFR + 1.10%), 4.65%, 10/18/30(b)	325	322,381
(1-day SOFR + 1.11%), 5.23%, 01/15/31(b)	215	218,498
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	341	308,926
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	387	329,513
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	281	241,191
(1-day SOFR + 1.22%), 5.04%, 07/19/30(b)	225	226,880
(1-day SOFR + 1.26%), 5.66%, 04/18/30(b)	390	402,073
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	343	300,860
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	459	380,552
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)	385	393,188
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	221	136,799
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	250	253,315
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	535	400,653
(1-day SOFR + 1.56%), 5.32%, 07/19/35(b)	275	275,029
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	285	295,336
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	255	258,457
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	646	641,320
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	540	552,302
(1-day SOFR + 1.71%), 5.52%, 11/19/55(b)	295	288,185
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	295	299,042
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	300	303,548
(1-day SOFR + 1.83%), 6.41%, 11/01/29(b)	280	295,535
(1-day SOFR + 1.87%), 5.25%, 04/21/34(a)(b)	255	255,126
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	340	343,961
(1-day SOFR + 2.05%), 6.63%, 11/01/34(b)	130	141,796
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	70	68,961
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	250	259,987
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	200	214,573
(1-day SOFR + 2.62%), 5.30%, 04/20/37(a)(b)	114	111,823
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	400	377,684
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(b)	171	168,522
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	410	401,033
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	211	193,704
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	330	325,822
(5-year CMT + 1.80%), 5.94%, 02/07/39(b)	100	100,936
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	90	90,979
Morgan Stanley Bank NA
(1-day SOFR + 0.68%), 4.45%, 10/15/27(b)	250	249,686
(1-day SOFR + 0.91%), 5.02%, 01/12/29(b)	250	253,001
Series BKNT, 4.75%, 04/21/26	250	250,787
Series BKNT, 5.88%, 10/30/26	250	255,528
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(b)	250	254,614
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Bank NA (continued)
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(b)	$250	$ 251,564
National Australia Bank Ltd., Series BKNT, 2.50%, 07/12/26	250	244,651
National Australia Bank Ltd./New York, 4.90%, 06/13/28(a)	550	558,909
National Bank of Canada, 5.60%, 12/18/28	250	257,706
NatWest Group PLC(b)
(1-year CMT + 1.50%), 5.78%, 03/01/35	200	203,995
(1-year CMT + 2.10%), 6.02%, 03/02/34(a)	200	208,503
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	450	452,794
(5-year CMT + 2.35%), 3.03%, 11/28/35	300	265,068
Northern Trust Corp.
4.00%, 05/10/27	102	101,537
3.65%, 08/03/28	87	85,128
3.15%, 05/03/29	87	83,016
6.13%, 11/02/32	130	138,835
Oesterreichische Kontrollbank AG
4.25%, 03/01/28(a)	500	503,459
3.75%, 09/05/29	300	296,142
4.50%, 01/24/30	85	86,511
PNC Bank NA, Series BKNT, 4.05%, 07/26/28	300	294,038
PNC Financial Services Group, Inc.
1.15%, 08/13/26	171	163,662
3.45%, 04/23/29	341	327,526
2.55%, 01/22/30(a)	671	607,690
(1-day SOFR + 0.80%), 5.10%, 07/23/27(b)	125	125,708
(1-day SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	171	147,241
(1-day SOFR + 1.07%), 5.22%, 01/29/31(a)(b)	115	117,016
(1-day SOFR + 1.20%), 5.49%, 05/14/30(b)	125	128,340
(1-day SOFR + 1.26%), 4.81%, 10/21/32(b)	100	98,926
(1-day SOFR + 1.34%), 5.30%, 01/21/28(b)	35	35,480
(1-day SOFR + 1.39%), 5.58%, 01/29/36(b)	205	208,643
(1-day SOFR + 1.60%), 5.40%, 07/23/35(b)	360	361,186
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	135	137,743
(1-day SOFR + 1.84%), 5.58%, 06/12/29(a)(b)	774	795,878
(1-day SOFR + 1.90%), 5.68%, 01/22/35(b)	200	204,709
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)	205	202,943
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)	100	104,108
(1-day SOFR + 2.28%), 6.88%, 10/20/34(b)	295	326,165
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(b)	100	103,055
Regions Financial Corp.
1.80%, 08/12/28(a)	341	310,122
(1-day SOFR + 1.49%), 5.72%, 06/06/30(a)(b)	50	51,203
(1-day SOFR + 2.06%), 5.50%, 09/06/35(b)	100	98,712
Royal Bank of Canada
1.20%, 04/27/26	281	271,770
1.15%, 07/14/26(a)	171	164,422
5.20%, 07/20/26	175	176,740
1.40%, 11/02/26	76	72,650
4.88%, 01/19/27	50	50,449
2.05%, 01/21/27	87	83,679
3.63%, 05/04/27(a)	79	77,872
4.24%, 08/03/27	100	99,708
6.00%, 11/01/27	100	103,822
4.90%, 01/12/28(a)	100	101,167
5.20%, 08/01/28	175	178,380
4.95%, 02/01/29	550	557,228
2.30%, 11/03/31	200	171,650
3.88%, 05/04/32	79	74,104
5.00%, 02/01/33	100	99,757
5.00%, 05/02/33	80	79,729
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued)
5.15%, 02/01/34	$50	$ 50,379
(1-day SOFR + 0.79%), 5.07%, 07/23/27(b)	125	125,755
(1-day SOFR + 0.83%), 4.97%, 01/24/29(b)	150	151,130
(1-day SOFR + 1.03%), 5.15%, 02/04/31(b)	150	151,816
(1-day SOFR + 1.10%), 4.97%, 08/02/30(b)	125	125,903
(1-day SOFR Index + 0.72%), 4.51%, 10/18/27(b)	65	64,970
(1-day SOFR Index + 0.81%), 4.72%, 03/27/28(b)	125	125,336
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(b)	65	64,833
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(b)	250	248,085
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(b)	125	125,606
Santander Holdings USA, Inc.
3.24%, 10/05/26	341	333,163
4.40%, 07/13/27	100	99,213
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)	140	134,182
(1-day SOFR + 1.61%), 5.47%, 03/20/29(b)	75	75,422
(1-day SOFR + 1.88%), 5.74%, 03/20/31(b)	75	75,550
(1-day SOFR + 1.94%), 5.35%, 09/06/30(b)	100	99,586
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(b)	85	86,964
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	70	72,490
(1-day SOFR + 2.50%), 6.17%, 01/09/30(b)	40	41,107
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	28	29,024
(1-day SOFR + 3.28%), 7.66%, 11/09/31(b)	50	55,082
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	200	192,669
(1-day SOFR + 1.22%), 2.47%, 01/11/28	200	192,200
(1-day SOFR + 2.60%), 6.53%, 01/10/29	200	207,939
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	200	194,574
State Street Bank & Trust Co., 4.78%, 11/23/29	250	252,368
State Street Corp.
2.65%, 05/19/26	171	168,230
5.27%, 08/03/26	100	101,129
4.99%, 03/18/27(a)	100	101,305
4.33%, 10/22/27(a)	100	100,183
4.54%, 02/28/28(a)	75	75,353
2.40%, 01/24/30(a)	75	68,543
4.73%, 02/28/30	75	75,404
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)	155	148,238
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	61	58,592
(1-day SOFR + 1.00%), 2.62%, 02/07/33(b)	67	57,973
(1-day SOFR + 1.02%), 4.53%, 02/20/29(b)	175	175,097
(1-day SOFR + 1.05%), 4.68%, 10/22/32(a)(b)	100	98,898
(1-day SOFR + 1.22%), 5.15%, 02/28/36(b)	75	75,177
(1-day SOFR + 1.48%), 5.68%, 11/21/29(b)	100	103,824
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	70	63,724
(1-day SOFR + 1.57%), 4.82%, 01/26/34(b)	80	78,617
(1-day SOFR + 1.61%), 4.42%, 05/13/33(b)	100	96,943
(1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(b)	60	62,041
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)	25	23,762
(1-day SOFR + 1.89%), 5.16%, 05/18/34(b)	60	60,349
(1-day SOFR + 1.96%), 6.12%, 11/21/34(b)	50	52,552
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	171	158,899
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	171	167,129
1.40%, 09/17/26	218	208,677
3.01%, 10/19/26	87	85,097
2.17%, 01/14/27(a)	200	192,456
3.36%, 07/12/27	171	167,430
3.35%, 10/18/27	87	84,674
5.52%, 01/13/28	200	205,326
5.72%, 09/14/28(a)	200	207,161
1.90%, 09/17/28	218	199,472
4.31%, 10/16/28	100	99,459

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.32%, 07/09/29	$200	$ 204,529
3.04%, 07/16/29	300	280,570
2.72%, 09/27/29(a)	522	480,452
2.13%, 07/08/30	200	175,172
2.22%, 09/17/31	265	226,186
5.77%, 01/13/33	300	312,303
5.81%, 09/14/33(a)	200	210,004
5.56%, 07/09/34	200	205,183
5.63%, 01/15/35	200	205,351
2.93%, 09/17/41	70	51,397
6.18%, 07/13/43(a)	100	108,763
5.84%, 07/09/44	100	101,996
Synchrony Bank, 5.63%, 08/23/27	250	253,611
Toronto-Dominion Bank
1.20%, 06/03/26	307	295,824
5.53%, 07/17/26	75	75,990
1.25%, 09/10/26	189	180,746
5.26%, 12/11/26	35	35,473
4.57%, 12/17/26	75	75,108
1.95%, 01/12/27	87	83,262
2.80%, 03/10/27	133	128,893
4.98%, 04/05/27	100	101,054
4.11%, 06/08/27	100	99,316
4.69%, 09/15/27	200	201,305
4.86%, 01/31/28	75	75,834
5.52%, 07/17/28	175	179,926
4.99%, 04/05/29	100	101,254
4.78%, 12/17/29(a)	75	75,079
2.00%, 09/10/31(a)	189	161,465
2.45%, 01/12/32	87	74,204
5.30%, 01/30/32	75	76,275
3.20%, 03/10/32	213	190,046
4.46%, 06/08/32	205	197,921
(5-year CMT + 1.50%), 5.15%, 09/10/34(b)	120	118,844
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)	87	85,243
Truist Bank, Series BKNT, 3.80%, 10/30/26	250	246,667
Truist Financial Corp.
1.13%, 08/03/27	155	143,724
1.95%, 06/05/30	141	122,619
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	171	156,662
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)	65	64,569
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)	280	281,625
(1-day SOFR + 1.57%), 5.15%, 08/05/32(b)	100	100,169
(1-day SOFR + 1.62%), 5.44%, 01/24/30(b)	185	188,809
(1-day SOFR + 1.85%), 5.12%, 01/26/34(a)(b)	130	127,663
(1-day SOFR + 1.92%), 5.71%, 01/24/35(b)	35	35,736
(1-day SOFR + 2.05%), 6.05%, 06/08/27(b)	55	55,916
(1-day SOFR + 2.24%), 4.92%, 07/28/33(b)	100	95,450
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)	100	105,169
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	345	354,935
(1-day SOFR + 2.45%), 7.16%, 10/30/29(b)	330	355,339
U.S. Bancorp
3.10%, 04/27/26	120	118,255
3.90%, 04/26/28	341	335,941
3.00%, 07/30/29	200	186,574
1.38%, 07/22/30	141	119,067
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	87	83,503
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)	87	74,747
(1-day SOFR + 1.06%), 5.05%, 02/12/31(b)	75	75,614
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	150	150,091
(1-day SOFR + 1.25%), 5.10%, 07/23/30(b)	135	136,603
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp (continued)
(1-day SOFR + 1.41%), 5.42%, 02/12/36(b)	$70	$ 70,420
(1-day SOFR + 1.56%), 5.38%, 01/23/30(b)	200	204,052
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	650	631,609
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	160	160,022
(1-day SOFR + 1.86%), 5.68%, 01/23/35(b)	50	51,115
(1-day SOFR + 1.88%), 6.79%, 10/26/27(b)	50	51,661
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	55	56,724
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	200	207,270
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	425	409,297
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	150	154,787
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	121	100,505
Series V, 2.38%, 07/22/26	87	84,942
Series X, 3.15%, 04/27/27	200	195,400
UBS AG/Stamford CT
5.00%, 07/09/27	250	252,878
7.50%, 02/15/28	250	269,218
UBS Group AG
4.55%, 04/17/26	250	250,114
4.88%, 05/15/45	268	241,293
Wachovia Corp., 5.50%, 08/01/35	100	100,297
Wells Fargo & Co.
3.00%, 04/22/26	300	295,445
4.10%, 06/03/26	345	342,887
3.00%, 10/23/26	400	391,155
4.30%, 07/22/27	257	255,936
4.15%, 01/24/29	371	365,776
5.38%, 11/02/43	155	145,426
5.61%, 01/15/44	214	204,860
4.65%, 11/04/44	270	229,117
3.90%, 05/01/45	197	155,221
4.90%, 11/17/45	257	222,766
4.40%, 06/14/46	244	196,965
4.75%, 12/07/46	275	231,798
(1-day SOFR + 1.07%), 5.71%, 04/22/28(b)	240	245,247
(1-day SOFR + 1.11%), 5.24%, 01/24/31(b)	330	335,532
(1-day SOFR + 1.38%), 5.21%, 12/03/35(b)	350	347,585
(1-day SOFR + 1.50%), 5.20%, 01/23/30(b)	425	432,121
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	387	347,225
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	563	551,663
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	530	544,410
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)	390	395,305
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)	185	194,536
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	210	210,674
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	490	498,614
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)	465	468,211
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	215	231,939
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	355	338,817
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	500	492,804
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	339	287,646
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	341	254,129
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	257	231,628
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(b)	429	422,061
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	341	314,277
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(b)	257	251,622
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	341	335,174
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	$533	$ 479,750
Series W, (1-day SOFR + 0.78%), 4.90%, 01/24/28(b)	230	231,297
Wells Fargo Bank NA
5.25%, 12/11/26	250	253,549
Series BKNT, 5.45%, 08/07/26	500	506,880
Series BKNT, 6.60%, 01/15/38	250	274,722
Westpac Banking Corp.
5.20%, 04/16/26	100	100,946
2.85%, 05/13/26	87	85,711
1.15%, 06/03/26	171	164,922
4.60%, 10/20/26	55	55,325
4.04%, 08/26/27(a)	100	99,797
5.46%, 11/18/27	250	257,490
3.40%, 01/25/28	87	85,061
5.54%, 11/17/28	100	103,931
1.95%, 11/20/28	171	157,240
5.05%, 04/16/29	100	102,415
2.65%, 01/16/30	138	127,253
2.15%, 06/03/31	240	209,166
6.82%, 11/17/33	55	59,916
4.42%, 07/24/39	171	154,121
3.13%, 11/18/41(a)	59	42,891
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	100	99,599
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	81	69,903
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	237	205,651
(5-year CMT + 2.00%), 4.11%, 07/24/34(a)(b)	150	143,322
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)(b)	130	128,893
		185,833,212
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	597	575,701
4.90%, 02/01/46	882	813,279
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36(a)	100	96,432
4.63%, 02/01/44	112	100,744
4.90%, 02/01/46	87	79,728
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	171	169,927
4.75%, 01/23/29	597	602,987
3.50%, 06/01/30	297	283,000
5.00%, 06/15/34	165	166,053
4.38%, 04/15/38	171	157,517
8.20%, 01/15/39	197	250,952
5.45%, 01/23/39	171	173,666
4.95%, 01/15/42	87	81,979
4.44%, 10/06/48	209	178,536
5.55%, 01/23/49	600	600,760
4.75%, 04/15/58	150	132,699
5.80%, 01/23/59	271	280,174
Brown-Forman Corp.(a)
4.75%, 04/15/33	40	39,499
4.00%, 04/15/38	87	76,478
Coca-Cola Co.
2.90%, 05/25/27	87	84,954
1.50%, 03/05/28	171	159,085
2.13%, 09/06/29	171	156,431
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
3.45%, 03/25/30	$87	$ 83,562
1.65%, 06/01/30	220	192,088
2.00%, 03/05/31	158	138,136
2.25%, 01/05/32	291	253,903
5.00%, 05/13/34	75	76,509
4.65%, 08/14/34	150	149,175
2.50%, 06/01/40	171	122,903
2.88%, 05/05/41	87	64,615
2.60%, 06/01/50	171	105,320
3.00%, 03/05/51	140	93,357
2.50%, 03/15/51	257	153,626
5.30%, 05/13/54	75	73,432
5.20%, 01/14/55	50	48,180
2.75%, 06/01/60(a)	75	44,917
5.40%, 05/13/64	275	268,755
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	50	51,101
5.45%, 06/01/34	50	51,236
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	150	137,353
1.85%, 09/01/32(a)	218	176,242
Constellation Brands, Inc.
3.70%, 12/06/26	130	128,128
3.50%, 05/09/27	171	167,284
4.80%, 01/15/29	25	25,060
3.15%, 08/01/29	171	159,584
2.25%, 08/01/31	326	276,234
4.90%, 05/01/33(a)	60	58,537
4.10%, 02/15/48	87	67,505
3.75%, 05/01/50	87	62,779
Diageo Capital PLC
5.38%, 10/05/26	200	202,770
5.30%, 10/24/27(a)	200	204,338
5.50%, 01/24/33	200	205,975
5.63%, 10/05/33	200	207,714
3.88%, 04/29/43(a)	194	155,786
Diageo Investment Corp., 4.25%, 05/11/42	87	74,265
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26	100	97,392
5.10%, 03/15/27	50	50,557
5.05%, 03/15/29	50	50,660
3.95%, 04/15/29	65	63,229
3.20%, 05/01/30	87	80,871
4.05%, 04/15/32	71	67,512
5.30%, 03/15/34(a)	50	50,935
4.50%, 11/15/45	100	84,857
4.42%, 12/15/46	87	72,680
3.80%, 05/01/50	87	64,939
3.35%, 03/15/51	87	58,890
4.50%, 04/15/52(a)	72	60,051
Series 10, 5.20%, 03/15/31	50	50,969
Series 31, 2.25%, 03/15/31	87	75,667
Molson Coors Beverage Co.
3.00%, 07/15/26	200	196,187
5.00%, 05/01/42(a)	100	91,987
4.20%, 07/15/46	187	150,693
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	50	50,360
4.55%, 02/16/29	50	50,305
4.70%, 02/16/34	50	49,142

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc.
2.38%, 10/06/26(a)	$171	$ 166,596
5.13%, 11/10/26	75	76,032
4.40%, 02/07/27(a)	50	50,264
3.00%, 10/15/27	87	84,575
4.45%, 02/07/28	50	50,322
3.60%, 02/18/28	50	49,294
4.45%, 05/15/28	60	60,461
4.50%, 07/17/29	75	75,704
2.63%, 07/29/29(a)	171	159,708
4.60%, 02/07/30	50	50,457
2.75%, 03/19/30	341	315,309
1.63%, 05/01/30	104	90,823
1.40%, 02/25/31	206	173,031
1.95%, 10/21/31(a)	169	144,038
3.90%, 07/18/32	70	66,783
4.45%, 02/15/33	60	60,008
4.80%, 07/17/34	75	74,893
5.00%, 02/07/35	130	131,176
2.63%, 10/21/41	87	61,428
4.45%, 04/14/46	300	263,899
3.45%, 10/06/46	89	66,776
3.38%, 07/29/49	75	54,430
2.88%, 10/15/49	87	57,384
3.63%, 03/19/50	121	91,221
2.75%, 10/21/51	257	161,559
4.20%, 07/18/52	25	20,690
4.65%, 02/15/53	60	53,040
5.25%, 07/17/54(a)	75	73,264
		13,841,998
Biotechnology — 0.3%
Amgen, Inc.
2.60%, 08/19/26	124	121,023
2.20%, 02/21/27	300	288,067
5.15%, 03/02/28	330	335,935
4.05%, 08/18/29	330	322,670
2.45%, 02/21/30	100	90,262
5.25%, 03/02/30	345	352,871
2.00%, 01/15/32	240	200,541
3.35%, 02/22/32	73	66,586
4.20%, 03/01/33	330	312,804
5.25%, 03/02/33	365	370,271
3.15%, 02/21/40	171	130,672
2.80%, 08/15/41	189	135,545
4.95%, 10/01/41	341	313,633
5.15%, 11/15/41	87	82,024
5.60%, 03/02/43	330	327,105
4.56%, 06/15/48	87	73,266
3.38%, 02/21/50	171	119,693
4.66%, 06/15/51	300	256,322
3.00%, 01/15/52	240	154,885
4.20%, 02/22/52	60	47,180
4.88%, 03/01/53	55	48,027
5.65%, 03/02/53	445	436,513
2.77%, 09/01/53	71	42,226
4.40%, 02/22/62	275	216,164
5.75%, 03/02/63	310	302,098
Baxalta, Inc., 5.25%, 06/23/45	78	73,836
Biogen, Inc.
2.25%, 05/01/30	138	121,714
3.15%, 05/01/50	193	121,236
Security	Par (000)	Value
Biotechnology (continued)
Biogen, Inc. (continued)
3.25%, 02/15/51(a)	$104	$ 66,633
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	60	58,514
3.70%, 03/15/32	67	60,461
Gilead Sciences, Inc.
2.95%, 03/01/27	87	84,762
1.20%, 10/01/27	62	57,472
4.80%, 11/15/29	60	60,604
1.65%, 10/01/30	183	156,508
5.25%, 10/15/33	50	51,172
5.10%, 06/15/35	75	75,295
4.60%, 09/01/35	231	222,898
2.60%, 10/01/40	100	71,354
5.65%, 12/01/41	181	183,464
4.80%, 04/01/44	189	172,475
4.75%, 03/01/46	457	411,079
4.15%, 03/01/47	197	161,955
2.80%, 10/01/50	200	125,505
5.55%, 10/15/53	105	104,502
5.50%, 11/15/54	75	74,219
5.60%, 11/15/64	75	74,140
Illumina, Inc.
4.65%, 09/09/26	25	24,978
5.75%, 12/13/27	100	102,238
2.55%, 03/23/31	55	47,459
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	119,380
2.80%, 09/15/50	144	85,155
Royalty Pharma PLC
1.75%, 09/02/27	257	239,898
5.15%, 09/02/29	50	50,328
2.15%, 09/02/31	59	49,435
5.40%, 09/02/34(a)	50	49,427
3.30%, 09/02/40	171	126,241
3.35%, 09/02/51	87	55,106
5.90%, 09/02/54	50	47,830
		8,733,656
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	77	74,362
2.72%, 02/15/30	200	182,921
5.90%, 03/15/34	96	100,977
3.38%, 04/05/40	171	134,502
3.58%, 04/05/50	201	146,375
6.20%, 03/15/54	75	80,061
CRH America Finance, Inc., 5.40%, 05/21/34	200	201,953
CRH SMW Finance DAC, 5.13%, 01/09/30	300	303,534
Eagle Materials, Inc., 2.50%, 07/01/31(a)	67	58,500
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	87	81,415
5.88%, 06/01/33(a)	38	39,475
4.50%, 03/25/52(a)	87	69,717
Johnson Controls International PLC
4.50%, 02/15/47	87	73,406
4.95%, 07/02/64(c)	64	54,289
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	50	51,523
1.75%, 09/15/30	70	60,319
2.00%, 09/16/31	121	101,824
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA (continued)
4.90%, 12/01/32	$65	$ 64,385
Lennox International, Inc., 5.50%, 09/15/28	60	61,551
Martin Marietta Materials, Inc.
3.45%, 06/01/27	87	85,009
2.40%, 07/15/31	58	50,169
5.15%, 12/01/34	30	29,813
4.25%, 12/15/47	87	70,659
3.20%, 07/15/51	75	49,032
5.50%, 12/01/54	120	114,157
Series CB, 2.50%, 03/15/30	171	153,865
Masco Corp.
1.50%, 02/15/28	65	59,628
2.00%, 02/15/31	87	73,925
3.13%, 02/15/51(a)	73	46,355
Mohawk Industries, Inc.
5.85%, 09/18/28	50	51,811
3.63%, 05/15/30	75	70,325
Owens Corning
5.50%, 06/15/27	25	25,485
3.88%, 06/01/30(a)	75	71,574
5.70%, 06/15/34(a)	55	56,527
4.40%, 01/30/48	171	139,017
5.95%, 06/15/54(a)	75	74,918
Trane Technologies Financing Ltd.
3.80%, 03/21/29(a)	300	292,225
4.65%, 11/01/44	30	26,670
4.50%, 03/21/49	87	74,327
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	80	78,313
4.30%, 02/21/48	87	72,004
Vulcan Materials Co.
3.90%, 04/01/27	171	168,987
4.95%, 12/01/29	40	40,352
5.35%, 12/01/34(a)	75	75,688
4.50%, 06/15/47	87	73,563
4.70%, 03/01/48	100	86,736
5.70%, 12/01/54	35	34,226
		4,186,449
Building Products — 0.3%
Home Depot, Inc.
5.15%, 06/25/26	125	126,373
2.13%, 09/15/26	87	84,487
4.95%, 09/30/26	50	50,523
2.50%, 04/15/27	140	135,360
2.88%, 04/15/27	79	76,926
4.88%, 06/25/27	80	81,125
2.80%, 09/14/27	87	84,085
0.90%, 03/15/28	117	106,354
1.50%, 09/15/28	87	79,385
3.90%, 12/06/28	78	76,928
4.90%, 04/15/29	50	50,969
2.95%, 06/15/29	402	379,114
4.75%, 06/25/29	270	273,310
2.70%, 04/15/30	75	68,839
1.38%, 03/15/31	275	228,832
4.85%, 06/25/31	105	106,406
1.88%, 09/15/31	87	73,726
3.25%, 04/15/32	266	242,645
4.50%, 09/15/32	200	198,008
4.95%, 06/25/34	320	321,075
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
5.88%, 12/16/36	$274	$ 292,958
3.30%, 04/15/40	189	149,807
5.40%, 09/15/40	87	87,623
5.95%, 04/01/41	87	91,851
4.20%, 04/01/43	130	111,278
4.88%, 02/15/44	100	92,735
4.40%, 03/15/45	214	184,737
4.25%, 04/01/46	171	143,882
3.90%, 06/15/47	171	135,576
4.50%, 12/06/48	171	147,280
3.13%, 12/15/49(a)	104	70,543
2.38%, 03/15/51	155	88,779
2.75%, 09/15/51	87	53,655
3.63%, 04/15/52	177	129,916
4.95%, 09/15/52	80	73,393
5.30%, 06/25/54	140	135,220
3.50%, 09/15/56	150	104,981
Lowe’s Cos., Inc.
4.80%, 04/01/26	60	60,175
2.50%, 04/15/26	164	160,857
3.35%, 04/01/27	75	73,437
3.10%, 05/03/27	300	291,760
1.30%, 04/15/28	146	133,021
1.70%, 09/15/28	97	88,302
3.65%, 04/05/29(a)	87	83,885
4.50%, 04/15/30(a)	171	169,661
1.70%, 10/15/30	79	67,394
2.63%, 04/01/31	171	151,550
3.75%, 04/01/32	403	373,855
5.00%, 04/15/33	100	99,583
5.15%, 07/01/33	75	75,494
5.00%, 04/15/40	171	161,359
2.80%, 09/15/41	72	49,824
4.38%, 09/15/45	171	141,762
3.70%, 04/15/46	227	169,070
4.05%, 05/03/47	150	116,828
3.00%, 10/15/50	211	131,931
3.50%, 04/01/51(a)	171	117,772
4.25%, 04/01/52	67	52,407
5.63%, 04/15/53	220	212,368
4.45%, 04/01/62	75	58,345
5.80%, 09/15/62	120	116,517
5.85%, 04/01/63	110	107,477
		8,203,318
Capital Markets — 0.4%
Ameriprise Financial, Inc.
2.88%, 09/15/26	87	85,271
5.70%, 12/15/28(a)	25	26,004
5.15%, 05/15/33(a)	50	50,435
5.20%, 04/15/35	50	49,883
Apollo Debt Solutions BDC
6.90%, 04/13/29	100	103,758
6.55%, 03/15/32(d)	50	50,662
Apollo Global Management, Inc.
6.38%, 11/15/33	25	27,062
5.80%, 05/21/54	100	98,806
Ares Capital Corp.
2.88%, 06/15/28	178	165,676
5.88%, 03/01/29	235	238,580
5.95%, 07/15/29	200	203,245
3.20%, 11/15/31	87	75,263

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Ares Capital Corp. (continued)
5.80%, 03/08/32	$50	$ 49,700
Ares Management Corp., 5.60%, 10/11/54	85	78,992
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	70	67,053
BGC Group, Inc.
6.60%, 06/10/29(a)	25	25,685
04/02/30(d)(e)	25	24,893
Blackstone Private Credit Fund
2.63%, 12/15/26	75	71,826
3.25%, 03/15/27	206	198,486
7.30%, 11/27/28	25	26,442
5.95%, 07/16/29	225	227,433
5.60%, 11/22/29(a)(d)	50	49,580
6.25%, 01/25/31	25	25,417
6.00%, 01/29/32	100	99,143
6.00%, 11/22/34(a)(d)	50	48,101
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	50	49,295
Blackstone Secured Lending Fund
5.88%, 11/15/27	25	25,412
5.35%, 04/13/28	25	24,992
2.85%, 09/30/28	210	192,410
5.30%, 06/30/30(a)	25	24,557
Blue Owl Capital Corp.
3.40%, 07/15/26(a)	171	167,027
2.63%, 01/15/27	75	71,416
3.13%, 04/13/27	70	66,677
2.88%, 06/11/28	100	91,776
Blue Owl Credit Income Corp.
4.70%, 02/08/27	40	39,505
7.95%, 06/13/28	75	79,432
7.75%, 01/15/29	200	212,514
6.60%, 09/15/29(d)	50	50,808
5.80%, 03/15/30(d)	100	98,058
6.65%, 03/15/31	40	40,796
Blue Owl Finance LLC, 6.25%, 04/18/34	120	122,898
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32(a)	86	72,376
Brookfield Finance, Inc.
4.25%, 06/02/26	171	170,353
3.90%, 01/25/28	181	177,781
4.85%, 03/29/29	200	200,640
4.35%, 04/15/30	87	85,089
2.72%, 04/15/31	107	94,968
6.35%, 01/05/34	250	266,269
5.68%, 01/15/35	50	51,148
4.70%, 09/20/47	87	73,935
3.50%, 03/30/51	79	54,402
3.63%, 02/15/52	61	42,652
5.97%, 03/04/54(a)	50	50,295
5.81%, 03/03/55	25	24,388
Charles Schwab Corp.
1.15%, 05/13/26	141	136,131
5.88%, 08/24/26	40	40,742
2.45%, 03/03/27	82	79,114
3.20%, 01/25/28	171	165,646
2.00%, 03/20/28	140	130,751
3.25%, 05/22/29	70	66,567
4.63%, 03/22/30(a)	200	201,115
1.65%, 03/11/31(a)	87	73,337
2.30%, 05/13/31(a)	171	149,204
2.90%, 03/03/32	140	123,027
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	100	105,482
Security	Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp. (continued)
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	$300	$ 313,339
CI Financial Corp.
3.20%, 12/17/30	104	90,834
4.10%, 06/15/51	40	28,672
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	200	225,435
Franklin Resources, Inc., 2.95%, 08/12/51	75	47,391
FS KKR Capital Corp.
2.63%, 01/15/27	71	67,768
3.25%, 07/15/27	87	83,272
3.13%, 10/12/28	87	79,161
6.88%, 08/15/29	75	76,922
6.13%, 01/15/30	50	49,736
Golub Capital BDC, Inc.
2.50%, 08/24/26	70	67,431
6.00%, 07/15/29	225	225,913
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(d)	75	74,129
Hercules Capital, Inc., 3.38%, 01/20/27(a)	70	67,484
Invesco Finance PLC, 5.38%, 11/30/43	87	82,080
Janus Henderson U.S. Holdings, Inc., 09/10/34(e)	25	24,168
Jefferies Financial Group, Inc.
4.85%, 01/15/27	171	170,980
5.88%, 07/21/28	120	123,214
4.15%, 01/23/30	171	163,857
2.63%, 10/15/31	71	60,022
2.75%, 10/15/32	141	116,521
6.20%, 04/14/34	275	280,314
Lazard Group LLC
4.50%, 09/19/28	100	98,943
6.00%, 03/15/31	200	207,835
Legg Mason, Inc., 5.63%, 01/15/44	109	106,981
Main Street Capital Corp.
3.00%, 07/14/26	70	67,864
6.50%, 06/04/27	25	25,512
6.95%, 03/01/29(a)	25	25,717
MSD Investment Corp., 05/31/30(d)(e)	25	24,739
New Mountain Finance Corp., 6.20%, 10/15/27	25	25,218
Nomura Holdings, Inc.
1.65%, 07/14/26	200	192,489
2.33%, 01/22/27	222	213,079
5.84%, 01/18/28(a)	200	205,412
2.17%, 07/14/28	400	369,260
2.71%, 01/22/29	222	205,600
5.61%, 07/06/29	200	205,459
3.10%, 01/16/30	200	184,393
2.61%, 07/14/31	200	172,660
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	100	103,008
Raymond James Financial, Inc.
4.95%, 07/15/46	87	78,756
3.75%, 04/01/51	100	72,578
Stifel Financial Corp., 4.00%, 05/15/30	100	95,550
Voya Financial, Inc.
3.65%, 06/15/26	62	61,292
5.00%, 09/20/34	40	38,484
5.70%, 07/15/43	87	84,035
		11,543,888
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	73	69,529
4.60%, 02/08/29(a)	100	100,812
2.05%, 05/15/30	75	66,524
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Air Products and Chemicals, Inc. (continued)
4.75%, 02/08/31	$100	$ 100,707
4.80%, 03/03/33	70	69,994
4.85%, 02/08/34(a)	100	99,417
2.70%, 05/15/40	87	63,321
2.80%, 05/15/50(a)	111	70,739
Albemarle Corp.
5.45%, 12/01/44	60	54,016
5.65%, 06/01/52(a)	50	42,488
Cabot Corp., 5.00%, 06/30/32	100	98,991
CF Industries, Inc.
5.15%, 03/15/34	87	84,539
4.95%, 06/01/43(a)	87	75,988
5.38%, 03/15/44	87	79,631
Dow Chemical Co.
4.80%, 11/30/28(a)	75	75,456
6.30%, 03/15/33(a)	50	53,522
5.15%, 02/15/34(a)	25	24,771
5.35%, 03/15/35	50	49,585
9.40%, 05/15/39	69	92,681
5.25%, 11/15/41	74	68,418
4.38%, 11/15/42	87	71,524
5.55%, 11/30/48	171	159,871
4.80%, 05/15/49	100	83,061
3.60%, 11/15/50	87	59,325
6.90%, 05/15/53	150	163,795
5.60%, 02/15/54(a)	125	115,675
5.95%, 03/15/55	50	48,384
DuPont de Nemours, Inc.
4.73%, 11/15/28	257	258,013
5.32%, 11/15/38	130	134,056
5.42%, 11/15/48	257	259,040
Eastman Chemical Co.
4.50%, 12/01/28(a)	71	70,580
5.00%, 08/01/29	50	50,261
5.75%, 03/08/33(a)	40	41,308
4.80%, 09/01/42	87	76,378
4.65%, 10/15/44	71	60,373
Ecolab, Inc.
5.25%, 01/15/28(a)	75	77,116
4.80%, 03/24/30	87	87,994
1.30%, 01/30/31	140	116,372
2.13%, 02/01/32	171	144,939
2.13%, 08/15/50	140	76,126
2.70%, 12/15/51	124	75,515
EIDP, Inc., 2.30%, 07/15/30(a)	140	125,061
FMC Corp.
5.15%, 05/18/26	40	40,102
3.20%, 10/01/26	55	53,704
3.45%, 10/01/29	60	55,455
5.65%, 05/18/33(a)	40	39,506
4.50%, 10/01/49	58	43,674
6.38%, 05/18/53	40	38,595
Huntsman International LLC
2.95%, 06/15/31	65	55,170
5.70%, 10/15/34(a)	25	23,647
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	87	86,119
4.38%, 06/01/47	87	67,987
5.00%, 09/26/48	87	74,179
Linde, Inc.
1.10%, 08/10/30(a)	155	131,221
Security	Par (000)	Value
Chemicals (continued)
Linde, Inc. (continued)
2.00%, 08/10/50	$122	$ 65,049
LYB International Finance BV
5.25%, 07/15/43	75	67,749
4.88%, 03/15/44	62	53,560
LYB International Finance III LLC
2.25%, 10/01/30	117	101,954
5.63%, 05/15/33	40	40,749
5.50%, 03/01/34	75	74,491
3.38%, 10/01/40	94	69,361
4.20%, 10/15/49	144	107,849
4.20%, 05/01/50(a)	87	64,975
3.63%, 04/01/51(a)	127	85,128
3.80%, 10/01/60	70	45,860
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	150	118,612
Mosaic Co.
4.05%, 11/15/27	171	168,645
5.38%, 11/15/28	50	51,084
5.45%, 11/15/33(a)	214	215,191
Nutrien Ltd.
4.00%, 12/15/26	87	86,270
4.50%, 03/12/27	50	50,038
5.20%, 06/21/27	50	50,585
4.90%, 03/27/28	30	30,272
2.95%, 05/13/30	171	156,401
5.25%, 03/12/32	75	75,079
5.40%, 06/21/34(a)	50	50,128
4.90%, 06/01/43	87	78,126
5.25%, 01/15/45	50	46,313
5.00%, 04/01/49	130	115,277
3.95%, 05/13/50	87	65,125
5.80%, 03/27/53(a)	100	98,683
PPG Industries, Inc., 2.80%, 08/15/29(a)	171	158,912
RPM International, Inc.
2.95%, 01/15/32	86	75,018
5.25%, 06/01/45	87	82,726
Sherwin-Williams Co.
3.45%, 06/01/27	87	85,132
2.95%, 08/15/29	108	100,532
2.20%, 03/15/32	189	159,040
4.55%, 08/01/45	100	85,321
4.50%, 06/01/47	171	145,360
3.80%, 08/15/49	153	114,175
Westlake Corp.
3.60%, 08/15/26	87	85,776
3.38%, 06/15/30	75	69,929
5.00%, 08/15/46(a)	130	114,583
3.13%, 08/15/51	110	68,076
		8,082,389
Commercial Services & Supplies — 0.2%
American University, Series 2019, 3.67%, 04/01/49	60	45,358
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	92,756
1.25%, 09/01/30(a)	341	289,385
4.45%, 09/09/34	50	48,413
Brown University, Series A, 2.92%, 09/01/50	75	50,198
California Endowment, Series 2021, 2.50%, 04/01/51	84	50,885
California Institute of Technology, 3.65%, 09/01/2119	171	110,551
Cintas Corp. No. 2
3.70%, 04/01/27	87	85,830
4.00%, 05/01/32	61	58,072

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Duke University
Series 2020, 2.68%, 10/01/44	$75	$ 54,107
Series 2020, 2.83%, 10/01/55	88	54,968
Emory University, Series 2020, 2.97%, 09/01/50	62	41,575
Ford Foundation
Series 2020, 2.42%, 06/01/50(a)	60	35,835
Series 2020, 2.82%, 06/01/70	70	39,726
GATX Corp.
3.25%, 09/15/26	130	127,453
3.85%, 03/30/27	87	85,651
4.70%, 04/01/29	171	170,450
3.50%, 06/01/32	50	44,966
4.90%, 03/15/33	145	142,517
5.45%, 09/15/33	100	101,030
6.05%, 03/15/34(a)	50	52,512
6.90%, 05/01/34	25	27,680
5.50%, 06/15/35	25	24,997
6.05%, 06/05/54	75	75,476
George Washington University
4.87%, 09/15/45	74	68,247
Series 2014, 4.30%, 09/15/44	87	74,906
Series 2018, 4.13%, 09/15/48	58	47,514
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	77	49,856
Series A, 5.22%, 10/01/2118(a)	62	56,391
Series B, 4.32%, 04/01/49	40	33,302
GXO Logistics, Inc.
1.65%, 07/15/26	171	164,270
6.25%, 05/06/29(a)	25	25,799
2.65%, 07/15/31(a)	87	74,261
6.50%, 05/06/34	25	25,585
Howard University, Series 22A, 5.21%, 10/01/52	73	64,945
Leland Stanford Junior University
4.68%, 03/01/35	50	49,496
3.65%, 05/01/48(a)	130	101,555
2.41%, 06/01/50	75	44,618
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	98	89,846
3.07%, 04/01/52	27	18,469
5.60%, 07/01/2111	87	88,390
4.68%, 07/01/2114	75	64,069
Series F, 2.99%, 07/01/50	73	49,702
Series G, 2.29%, 07/01/51(a)	56	32,296
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	51	34,017
Northwestern University
Series 2017, 3.66%, 12/01/57	58	43,004
Series 2020, 2.64%, 12/01/50	85	53,097
President and Fellows of Harvard College
3.15%, 07/15/46	62	45,312
2.52%, 10/15/50(a)	71	43,609
3.30%, 07/15/56	121	83,982
Quanta Services, Inc.
4.75%, 08/09/27	50	50,092
2.90%, 10/01/30	90	81,015
2.35%, 01/15/32	80	67,191
5.25%, 08/09/34(a)	50	49,415
3.05%, 10/01/41	69	48,311
RELX Capital, Inc., 5.25%, 03/27/35	100	100,780
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	42,964
Rollins, Inc., 5.25%, 02/24/35(d)	25	24,874
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Thomas Jefferson University, 3.85%, 11/01/57	$47	$ 33,596
TR Finance LLC
3.35%, 05/15/26	74	72,956
5.65%, 11/23/43	171	170,239
Trustees of Boston College, 3.13%, 07/01/52(a)	87	60,068
Trustees of Princeton University
5.70%, 03/01/39	87	92,907
Series 2020, 2.52%, 07/01/50	74	46,687
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(a)	57	37,373
Series 2020, 2.40%, 10/01/50	52	30,969
UL Solutions, Inc., 6.50%, 10/20/28(d)	25	26,273
University of Chicago, Series C, 2.55%, 04/01/50(a)	73	47,598
University of Miami, Series 2022, 4.06%, 04/01/52	67	53,548
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	61,554
University of Southern California
2.81%, 10/01/50	71	46,028
4.98%, 10/01/53(a)	75	70,003
Series 21A, 2.95%, 10/01/51(a)	87	56,978
Series A, 3.23%, 10/01/2120	69	39,766
Verisk Analytics, Inc.
4.13%, 03/15/29	87	85,396
5.75%, 04/01/33	55	57,182
5.25%, 06/05/34	40	40,330
5.25%, 03/15/35	25	24,969
3.63%, 05/15/50	58	41,623
Washington University
4.35%, 04/15/2122	83	64,926
Series 2022, 3.52%, 04/15/54	75	55,510
William Marsh Rice University, 3.77%, 05/15/55	85	64,770
Yale University
Series 2020, 1.48%, 04/15/30	54	47,069
Series 2020, 2.40%, 04/15/50(a)	62	37,258
		5,367,147
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	100	104,331
5.90%, 03/01/33(a)	75	77,088
MasTec, Inc., 5.90%, 06/15/29(a)	25	25,598
		207,017
Consumer Finance — 0.4%
American Express Co.
3.13%, 05/20/26	150	147,956
1.65%, 11/04/26(a)	171	163,824
2.55%, 03/04/27	392	378,861
3.30%, 05/03/27	87	85,196
5.85%, 11/05/27	140	145,017
4.05%, 05/03/29	86	85,012
4.05%, 12/03/42	167	141,281
(1-day SOFR + 0.93%), 5.04%, 07/26/28(b)	65	65,818
(1-day SOFR + 0.97%), 5.39%, 07/28/27(b)	25	25,266
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	210	212,510
(1-day SOFR + 1.42%), 5.28%, 07/26/35(b)	175	174,920
(1-day SOFR + 1.63%), 5.92%, 04/25/35(b)	50	51,340
(1-day SOFR + 1.76%), 4.42%, 08/03/33(b)	100	96,514
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	120	119,920
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	50	51,108
(1-day SOFR + 1.94%), 6.49%, 10/30/31(b)	75	81,050
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	100	98,564
(1-day SOFR Index + 0.75%), 5.65%, 04/23/27(b)	300	303,402
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(b)	100	101,264
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(b)	$100	$ 103,102
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(b)	100	102,038
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	100	101,075
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	83	76,927
Block Financial LLC, 2.50%, 07/15/28	89	82,341
Capital One Financial Corp.
3.75%, 07/28/26(a)	80	78,874
3.75%, 03/09/27	87	85,591
3.65%, 05/11/27	341	333,890
3.80%, 01/31/28	371	363,053
(1-day SOFR + 0.86%), 1.88%, 11/02/27(a)(b)	171	163,572
(1-day SOFR + 1.27%), 2.62%, 11/02/32(a)(b)	87	74,150
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	171	140,267
(1-day SOFR + 1.56%), 5.46%, 07/26/30(b)	135	136,656
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	118	110,624
(1-day SOFR + 1.91%), 5.70%, 02/01/30(a)(b)	30	30,645
(1-day SOFR + 1.99%), 5.88%, 07/26/35(b)	255	257,455
(1-day SOFR + 2.06%), 4.93%, 05/10/28(b)	130	130,441
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	100	101,673
(1-day SOFR + 2.26%), 6.05%, 02/01/35(b)	235	239,946
(1-day SOFR + 2.44%), 7.15%, 10/29/27(b)	50	51,821
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	50	50,324
(1-day SOFR + 2.60%), 5.82%, 02/01/34(b)	90	90,698
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	40	41,595
(1-day SOFR + 2.86%), 6.38%, 06/08/34(b)	330	344,910
Discover Financial Services
4.10%, 02/09/27	100	98,983
6.70%, 11/29/32	150	161,118
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(b)	75	85,726
Equifax, Inc.
5.10%, 12/15/27	70	70,921
5.10%, 06/01/28	40	40,522
4.80%, 09/15/29	40	40,048
2.35%, 09/15/31	171	146,509
Global Payments, Inc.
4.80%, 04/01/26	87	87,022
2.15%, 01/15/27	86	82,362
3.20%, 08/15/29	87	81,452
5.30%, 08/15/29	35	35,537
2.90%, 05/15/30	200	181,324
2.90%, 11/15/31	69	60,446
5.40%, 08/15/32(a)	200	202,360
4.15%, 08/15/49	62	46,670
5.95%, 08/15/52(a)	25	24,189
Mastercard, Inc.
2.95%, 11/21/26	200	196,244
3.30%, 03/26/27	82	80,677
4.10%, 01/15/28(a)	40	39,922
4.88%, 03/09/28	45	45,840
2.95%, 06/01/29	257	243,987
3.35%, 03/26/30	144	137,004
1.90%, 03/15/31	90	78,102
4.35%, 01/15/32(a)	50	49,108
4.95%, 03/15/32	50	50,872
4.85%, 03/09/33	50	50,421
4.88%, 05/09/34	75	75,191
4.55%, 01/15/35(a)	45	43,855
3.80%, 11/21/46	120	95,767
3.65%, 06/01/49	87	66,946
3.85%, 03/26/50	181	143,329
Security	Par (000)	Value
Consumer Finance (continued)
Mastercard, Inc. (continued)
2.95%, 03/15/51	$96	$ 63,512
Moody’s Corp.
3.25%, 01/15/28	130	126,189
2.00%, 08/19/31(a)	73	62,111
5.00%, 08/05/34	50	49,696
2.75%, 08/19/41	63	43,950
3.25%, 05/20/50(a)	71	48,305
3.75%, 02/25/52	74	55,355
3.10%, 11/29/61(a)	81	49,675
PayPal Holdings, Inc.
2.65%, 10/01/26(a)	171	167,134
2.85%, 10/01/29	229	213,528
2.30%, 06/01/30	81	72,461
4.40%, 06/01/32(a)	90	87,679
5.15%, 06/01/34	75	75,327
5.10%, 04/01/35	50	49,727
3.25%, 06/01/50(a)	102	68,676
5.05%, 06/01/52(a)	90	82,033
5.50%, 06/01/54	75	72,476
5.25%, 06/01/62(a)	90	82,062
S&P Global, Inc.
2.45%, 03/01/27	160	154,934
4.75%, 08/01/28	171	173,033
2.70%, 03/01/29	70	65,626
4.25%, 05/01/29	171	169,753
2.50%, 12/01/29(a)	81	74,323
1.25%, 08/15/30(a)	75	63,594
2.90%, 03/01/32	95	84,707
3.25%, 12/01/49	80	55,918
3.70%, 03/01/52	76	57,338
2.30%, 08/15/60	87	44,388
3.90%, 03/01/62	30	22,728
Synchrony Financial
3.95%, 12/01/27	171	166,734
5.15%, 03/19/29	87	86,596
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)(b)	50	50,703
Visa, Inc.
1.90%, 04/15/27	341	326,296
2.75%, 09/15/27	197	190,737
2.05%, 04/15/30	171	153,477
1.10%, 02/15/31(a)	240	200,397
4.15%, 12/14/35(a)	87	82,269
2.70%, 04/15/40	171	128,516
4.30%, 12/14/45	469	408,890
3.65%, 09/15/47	69	53,745
2.00%, 08/15/50	189	103,671
Western Union Co., 6.20%, 11/17/36	92	93,644
		13,144,858
Consumer Staples Distribution & Retail — 0.2%
Best Buy Co., Inc., 1.95%, 10/01/30	214	183,609
Costco Wholesale Corp.
3.00%, 05/18/27	257	251,835
1.60%, 04/20/30	257	225,333
1.75%, 04/20/32	87	72,859
Dollar General Corp.
3.88%, 04/15/27(a)	100	98,663
4.63%, 11/01/27	70	70,141
5.20%, 07/05/28(a)	35	35,506
3.50%, 04/03/30(a)	100	93,561
5.00%, 11/01/32(a)	75	73,518

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Dollar General Corp. (continued)
5.45%, 07/05/33(a)	$40	$ 40,131
4.13%, 04/03/50(a)	100	74,881
5.50%, 11/01/52(a)	50	45,841
Dollar Tree, Inc.
4.20%, 05/15/28	171	167,875
2.65%, 12/01/31(a)	87	74,985
3.38%, 12/01/51	71	45,182
Target Corp.
2.50%, 04/15/26	87	85,425
1.95%, 01/15/27(a)	74	71,225
3.38%, 04/15/29(a)	171	164,836
2.35%, 02/15/30(a)	169	153,089
2.65%, 09/15/30	199	180,887
4.50%, 09/15/32(a)	100	98,285
4.40%, 01/15/33	150	145,817
4.50%, 09/15/34	50	48,101
5.00%, 04/15/35	50	49,782
7.00%, 01/15/38(a)	174	203,219
3.90%, 11/15/47	87	68,809
2.95%, 01/15/52(a)	120	77,103
4.80%, 01/15/53(a)	150	134,954
Walmart, Inc.
4.00%, 04/15/26	30	29,957
1.05%, 09/17/26	84	80,442
3.95%, 09/09/27	100	99,721
3.90%, 04/15/28(a)	45	44,808
4.00%, 04/15/30(a)	160	159,065
1.80%, 09/22/31	166	142,330
4.15%, 09/09/32	100	97,860
4.10%, 04/15/33(a)	80	77,598
6.50%, 08/15/37	200	228,851
5.63%, 04/01/40(a)	341	362,979
4.05%, 06/29/48	82	67,903
2.65%, 09/22/51	150	93,857
4.50%, 09/09/52	400	353,999
4.50%, 04/15/53(a)	180	159,177
2.38%, 09/24/29	33	30,571
		5,064,570
Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	40	41,030
Amcor Flexibles North America, Inc.
4.80%, 03/17/28(d)	50	50,271
5.10%, 03/17/30(d)	25	25,200
2.63%, 06/19/30	70	62,851
2.69%, 05/25/31	72	63,353
5.50%, 03/17/35(d)	40	40,135
Berry Global, Inc.
1.65%, 01/15/27	87	82,533
5.80%, 06/15/31	50	51,948
5.65%, 01/15/34	80	81,165
Packaging Corp. of America
3.00%, 12/15/29	70	64,842
5.70%, 12/01/33	30	30,974
4.05%, 12/15/49(a)	112	85,697
3.05%, 10/01/51	65	41,397
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(d)	200	201,230
Sonoco Products Co.
4.45%, 09/01/26	100	99,683
2.25%, 02/01/27	277	265,152
2.85%, 02/01/32(a)	171	148,733
5.00%, 09/01/34	100	95,640
Security	Par (000)	Value
Containers & Packaging (continued)
WestRock MWV LLC, 8.20%, 01/15/30	$74	$ 84,551
WRKCo, Inc.
3.38%, 09/15/27	87	84,415
4.00%, 03/15/28	171	167,674
3.90%, 06/01/28	50	48,812
4.90%, 03/15/29(a)	171	171,846
		2,089,132
Diversified REITs — 0.6%
Agree LP
4.80%, 10/01/32	30	29,237
5.63%, 06/15/34	80	80,953
American Assets Trust LP, 6.15%, 10/01/34	75	74,991
American Homes 4 Rent LP
4.90%, 02/15/29	171	171,535
2.38%, 07/15/31	35	30,028
5.50%, 02/01/34	50	50,053
5.50%, 07/15/34	75	74,758
3.38%, 07/15/51	25	16,564
4.30%, 04/15/52	50	39,009
American Tower Corp.
1.60%, 04/15/26	89	86,326
1.45%, 09/15/26	64	61,199
3.38%, 10/15/26	87	85,433
2.75%, 01/15/27	76	73,574
3.65%, 03/15/27	69	67,833
3.60%, 01/15/28	100	97,372
5.50%, 03/15/28	70	71,655
5.25%, 07/15/28	40	40,717
5.80%, 11/15/28	85	88,131
5.20%, 02/15/29	25	25,399
3.95%, 03/15/29	87	84,522
3.80%, 08/15/29	87	83,535
2.90%, 01/15/30	93	85,547
4.90%, 03/15/30	75	75,397
2.10%, 06/15/30	141	123,293
2.70%, 04/15/31	104	91,940
2.30%, 09/15/31	124	106,031
4.05%, 03/15/32(a)	79	74,563
5.65%, 03/15/33	70	72,157
5.55%, 07/15/33(a)	40	40,881
5.90%, 11/15/33	100	104,786
5.45%, 02/15/34(a)	25	25,363
5.40%, 01/31/35(a)	50	50,451
5.35%, 03/15/35	75	75,220
3.70%, 10/15/49	75	54,576
3.10%, 06/15/50	82	53,581
2.95%, 01/15/51	200	126,292
Americold Realty Operating Partnership LP
05/15/32(e)	25	25,094
5.41%, 09/12/34(a)	25	24,410
AvalonBay Communities, Inc.
3.20%, 01/15/28	191	184,802
1.90%, 12/01/28	104	94,593
3.30%, 06/01/29	64	60,850
2.05%, 01/15/32(a)	130	110,035
5.30%, 12/07/33(a)	25	25,384
3.90%, 10/15/46(a)	87	68,576
4.15%, 07/01/47	50	40,577
Brixmor Operating Partnership LP
4.13%, 06/15/26	87	86,341
4.13%, 05/15/29	214	207,703
2.50%, 08/16/31	50	42,950
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Brixmor Operating Partnership LP (continued)
5.50%, 02/15/34	$25	$ 25,063
5.75%, 02/15/35	50	50,794
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	84,674
Camden Property Trust
5.85%, 11/03/26	25	25,518
3.15%, 07/01/29	100	94,353
2.80%, 05/15/30(a)	257	234,634
4.90%, 01/15/34	25	24,587
Crown Castle, Inc.
3.70%, 06/15/26	71	70,149
1.05%, 07/15/26	341	325,046
4.00%, 03/01/27	171	168,637
2.90%, 03/15/27	70	67,610
3.65%, 09/01/27	100	97,422
5.00%, 01/11/28	65	65,244
3.80%, 02/15/28	341	331,831
4.80%, 09/01/28	450	449,136
5.60%, 06/01/29	75	76,644
4.90%, 09/01/29	40	39,817
2.25%, 01/15/31	171	146,142
5.10%, 05/01/33	55	53,759
5.80%, 03/01/34	65	66,257
5.20%, 09/01/34(a)	50	48,941
2.90%, 04/01/41	141	98,948
4.00%, 11/15/49	102	75,694
4.15%, 07/01/50	150	114,255
CubeSmart LP
3.00%, 02/15/30	100	91,606
2.00%, 02/15/31	87	73,607
Digital Realty Trust LP
3.70%, 08/15/27	171	167,922
5.55%, 01/15/28	285	291,731
3.60%, 07/01/29	130	123,978
EPR Properties
4.75%, 12/15/26	75	74,655
4.50%, 06/01/27	75	74,002
4.95%, 04/15/28	75	74,272
3.75%, 08/15/29	75	70,313
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	50	50,950
Equinix, Inc.
1.45%, 05/15/26	70	67,652
2.90%, 11/18/26	71	69,121
1.55%, 03/15/28	144	132,130
2.00%, 05/15/28	67	62,018
3.20%, 11/18/29	81	75,773
2.15%, 07/15/30	87	76,268
2.50%, 05/15/31	152	132,677
3.00%, 07/15/50	71	44,810
3.40%, 02/15/52	140	94,984
ERP Operating LP
3.25%, 08/01/27	87	84,620
3.50%, 03/01/28	171	166,436
3.00%, 07/01/29	128	119,776
2.50%, 02/15/30	72	65,201
1.85%, 08/01/31	76	64,233
4.65%, 09/15/34	25	23,954
4.50%, 06/01/45	87	74,619
Essex Portfolio LP
4.00%, 03/01/29	71	69,048
3.00%, 01/15/30	70	64,431
1.65%, 01/15/31	90	75,452
Security	Par (000)	Value
Diversified REITs (continued)
Essex Portfolio LP (continued)
2.55%, 06/15/31	$60	$ 52,523
5.50%, 04/01/34	25	25,236
2.65%, 09/01/50(a)	71	42,357
Extra Space Storage LP
4.00%, 06/15/29	21	20,305
5.50%, 07/01/30	25	25,633
2.20%, 10/15/30	69	60,068
5.90%, 01/15/31	30	31,248
2.55%, 06/01/31	87	75,431
2.40%, 10/15/31	75	63,815
2.35%, 03/15/32(a)	70	58,546
5.40%, 02/01/34	50	50,062
5.35%, 01/15/35	75	74,392
5.40%, 06/15/35	50	49,711
Federal Realty OP LP
3.25%, 07/15/27	87	84,362
5.38%, 05/01/28	40	40,677
3.50%, 06/01/30	140	130,702
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	171	171,243
4.00%, 01/15/30	169	159,755
3.25%, 01/15/32	63	54,530
5.63%, 09/15/34	95	93,427
6.25%, 09/15/54(a)	50	49,139
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	72,415
5.45%, 08/15/30	60	61,458
2.00%, 08/15/31	70	58,575
5.50%, 08/15/33	90	90,573
2.70%, 01/15/34	87	70,824
Kimco Realty OP LLC
2.80%, 10/01/26(a)	587	572,157
3.80%, 04/01/27	300	295,631
2.25%, 12/01/31	87	73,966
4.60%, 02/01/33	25	24,152
6.40%, 03/01/34(a)	25	26,837
4.85%, 03/01/35(a)	100	96,265
4.45%, 09/01/47(a)	62	51,032
3.70%, 10/01/49	87	63,442
Kite Realty Group LP, 5.50%, 03/01/34(a)	50	50,063
LXP Industrial Trust, 2.70%, 09/15/30	50	43,992
Mid-America Apartments LP
1.10%, 09/15/26	67	63,836
3.60%, 06/01/27	87	85,498
3.95%, 03/15/29	87	84,798
1.70%, 02/15/31(a)	69	58,173
5.30%, 02/15/32	25	25,412
5.00%, 03/15/34(a)	25	24,684
2.88%, 09/15/51(a)	66	41,619
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/35	25	23,740
Prologis LP
3.25%, 06/30/26	87	85,822
2.13%, 04/15/27	30	28,699
4.88%, 06/15/28	45	45,501
2.88%, 11/15/29	93	86,446
2.25%, 04/15/30	213	190,217
1.75%, 07/01/30	82	70,353
1.25%, 10/15/30	65	54,462
1.75%, 02/01/31	64	54,284
4.63%, 01/15/33(a)	135	132,396
4.75%, 06/15/33	40	39,236

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
5.13%, 01/15/34	$50	$ 50,130
5.00%, 03/15/34	100	99,433
5.00%, 01/31/35	50	49,632
3.05%, 03/01/50	50	32,973
3.00%, 04/15/50	95	61,504
2.13%, 10/15/50	50	26,676
5.25%, 06/15/53	140	132,927
5.25%, 03/15/54	75	71,134
Public Storage Operating Co.
1.50%, 11/09/26	138	131,963
1.85%, 05/01/28(a)	207	191,907
1.95%, 11/09/28(a)	133	122,007
5.13%, 01/15/29	30	30,673
2.25%, 11/09/31(a)	87	74,605
5.35%, 08/01/53	125	119,919
Rayonier LP, 2.75%, 05/17/31	124	108,230
Regency Centers LP
2.95%, 09/15/29	71	66,157
3.70%, 06/15/30	87	82,541
4.40%, 02/01/47	87	72,572
Rexford Industrial Realty LP
5.00%, 06/15/28	30	30,106
2.13%, 12/01/30	71	60,911
2.15%, 09/01/31	79	65,993
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	60	52,667
6.10%, 04/01/34	25	25,730
5.65%, 01/15/35	25	24,890
Sun Communities Operating LP
2.30%, 11/01/28(a)	79	72,907
5.50%, 01/15/29(a)	25	25,577
2.70%, 07/15/31	128	111,391
4.20%, 04/15/32	69	64,756
5.70%, 01/15/33	20	20,398
UDR, Inc.
3.50%, 01/15/28(a)	200	194,019
4.40%, 01/26/29(a)	171	169,429
3.20%, 01/15/30	87	81,129
3.00%, 08/15/31	87	77,553
1.90%, 03/15/33(a)	87	68,224
VICI Properties LP
4.75%, 02/15/28	117	117,008
4.95%, 02/15/30(a)	105	104,093
5.13%, 11/15/31(a)	45	44,377
5.13%, 05/15/32(a)	118	115,491
04/01/35(e)	30	29,830
5.63%, 05/15/52	161	146,837
6.13%, 04/01/54	100	97,473
Weyerhaeuser Co.
4.75%, 05/15/26	60	60,092
4.00%, 11/15/29	171	166,034
7.38%, 03/15/32	80	89,825
3.38%, 03/09/33	90	79,519
4.00%, 03/09/52	55	41,308
WP Carey, Inc.
3.85%, 07/15/29(a)	82	78,849
Security	Par (000)	Value
Diversified REITs (continued)
WP Carey, Inc. (continued)
2.45%, 02/01/32	$118	$ 98,961
5.38%, 06/30/34	25	24,810
		17,280,501
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
4.25%, 03/01/27	500	497,901
2.30%, 06/01/27	450	430,135
1.65%, 02/01/28	300	277,518
4.35%, 03/01/29	300	296,990
4.30%, 02/15/30	300	295,357
2.75%, 06/01/31	341	303,088
2.25%, 02/01/32	400	337,370
2.55%, 12/01/33	200	163,971
5.40%, 02/15/34	125	127,009
4.50%, 05/15/35	655	615,660
4.90%, 08/15/37	375	357,766
4.85%, 03/01/39	300	281,462
5.35%, 09/01/40	200	194,672
3.50%, 06/01/41	250	192,886
4.65%, 06/01/44	125	107,795
4.75%, 05/15/46	500	434,940
4.50%, 03/09/48	500	414,980
3.65%, 06/01/51(a)	200	141,647
3.50%, 09/15/53	911	621,202
3.55%, 09/15/55	974	660,085
3.80%, 12/01/57	778	546,171
3.65%, 09/15/59	520	350,705
3.85%, 06/01/60	200	139,325
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	87	72,431
5.10%, 05/11/33(a)	60	59,219
5.20%, 02/15/34(a)	50	49,982
4.46%, 04/01/48	100	81,375
4.30%, 07/29/49	67	52,922
3.65%, 03/17/51	50	35,727
3.65%, 08/15/52(a)	33	23,292
5.55%, 02/15/54(a)	50	47,349
British Telecommunications PLC, 9.63%, 12/15/30	300	366,274
Cisco Systems, Inc.
2.50%, 09/20/26	171	167,052
4.80%, 02/26/27	150	151,804
4.55%, 02/24/28	95	95,803
4.85%, 02/26/29	450	458,030
4.75%, 02/24/30	100	101,597
4.95%, 02/26/31	415	423,328
4.95%, 02/24/32	100	101,397
5.05%, 02/26/34	610	618,211
5.10%, 02/24/35	125	126,712
5.90%, 02/15/39	341	366,281
5.50%, 01/15/40	220	226,133
5.30%, 02/26/54	85	83,204
5.50%, 02/24/55	50	50,341
5.35%, 02/26/64	90	87,506
Corning, Inc.
4.75%, 03/15/42	50	44,917
5.35%, 11/15/48	50	47,406
3.90%, 11/15/49(a)	87	65,673
4.38%, 11/15/57(a)	130	103,408
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Corning, Inc. (continued)
5.85%, 11/15/68	$100	$ 97,761
5.45%, 11/15/79	87	79,251
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	300	352,063
Juniper Networks, Inc.
3.75%, 08/15/29	87	83,661
5.95%, 03/15/41	87	87,000
Sprint Capital Corp.
6.88%, 11/15/28	200	213,516
8.75%, 03/15/32	300	360,808
Telefonica Emisiones SA
7.05%, 06/20/36	185	205,113
4.67%, 03/06/38	150	135,764
5.21%, 03/08/47	283	250,167
4.90%, 03/06/48	160	134,502
Telefonica Europe BV, 8.25%, 09/15/30(a)	75	86,207
TELUS Corp.
3.40%, 05/13/32	90	80,520
4.60%, 11/16/48	70	57,465
4.30%, 06/15/49	87	67,558
Verizon Communications, Inc.
2.63%, 08/15/26	155	151,199
4.13%, 03/16/27(a)	350	348,195
3.00%, 03/22/27	200	194,587
2.10%, 03/22/28(a)	140	130,865
4.33%, 09/21/28(a)	369	367,093
3.88%, 02/08/29	341	332,862
4.02%, 12/03/29	350	340,511
3.15%, 03/22/30	171	159,378
1.68%, 10/30/30	341	290,250
1.75%, 01/20/31	1,000	845,606
2.55%, 03/21/31	377	332,189
2.36%, 03/15/32	695	588,104
5.05%, 05/09/33	55	55,245
4.50%, 08/10/33	300	288,038
4.40%, 11/01/34	257	242,740
4.78%, 02/15/35(d)	200	194,148
04/02/35(e)	180	180,454
4.81%, 03/15/39	104	97,123
2.65%, 11/20/40	287	201,555
3.40%, 03/22/41	429	330,295
2.85%, 09/03/41	112	78,815
4.75%, 11/01/41	511	461,386
3.85%, 11/01/42	87	69,587
4.86%, 08/21/46	341	305,247
4.00%, 03/22/50	171	131,615
2.88%, 11/20/50(a)	427	265,890
3.55%, 03/22/51(a)	336	239,895
3.88%, 03/01/52	118	88,172
5.50%, 02/23/54(a)	30	29,160
2.99%, 10/30/56(a)	411	246,873
3.00%, 11/20/60	275	162,278
3.70%, 03/22/61	403	277,536
		22,214,256
Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28	87	85,269
5.45%, 05/15/29	50	51,174
4.70%, 05/15/32	70	68,145
5.70%, 05/15/34	50	50,776
Security	Par (000)	Value
Electric Utilities (continued)
AEP Texas, Inc. (continued)
5.25%, 05/15/52	$70	$ 62,888
Series H, 3.45%, 01/15/50	100	68,610
AEP Transmission Co. LLC
3.10%, 12/01/26	87	85,160
5.15%, 04/01/34	100	99,961
3.80%, 06/15/49	171	129,063
3.15%, 09/15/49	71	47,545
5.40%, 03/15/53	40	38,286
Series M, 3.65%, 04/01/50	87	63,525
Series N, 2.75%, 08/15/51	71	43,157
Series O, 4.50%, 06/15/52	50	41,611
AES Corp.
5.45%, 06/01/28	60	61,041
2.45%, 01/15/31(a)	87	74,370
Alabama Power Co.
3.75%, 09/01/27	100	98,775
3.94%, 09/01/32(a)	100	94,198
5.85%, 11/15/33	25	26,381
5.10%, 04/02/35	35	34,995
6.13%, 05/15/38	171	184,153
3.75%, 03/01/45	87	67,472
4.30%, 01/02/46	87	72,617
3.45%, 10/01/49	65	46,039
3.13%, 07/15/51	104	68,641
Series 2020-A, 1.45%, 09/15/30(a)	51	43,269
Ameren Corp.
5.70%, 12/01/26	50	50,887
1.95%, 03/15/27	133	126,675
5.00%, 01/15/29	50	50,468
3.50%, 01/15/31	171	158,892
5.38%, 03/15/35	25	24,946
Ameren Illinois Co.
3.85%, 09/01/32	90	84,208
4.15%, 03/15/46	87	71,867
3.25%, 03/15/50(a)	53	36,292
5.90%, 12/01/52	50	51,631
5.55%, 07/01/54	75	74,179
5.63%, 03/01/55	75	74,666
American Electric Power Co., Inc.
5.75%, 11/01/27	100	102,910
5.20%, 01/15/29	75	76,240
2.30%, 03/01/30	75	66,600
5.95%, 11/01/32	100	104,857
5.63%, 03/01/33	32	32,818
Series J, 4.30%, 12/01/28	87	86,098
Appalachian Power Co.
5.65%, 04/01/34	50	50,691
7.00%, 04/01/38	50	55,477
4.40%, 05/15/44	87	71,656
Series BB, 4.50%, 08/01/32	100	95,811
Series Y, 4.50%, 03/01/49	120	97,510
Series Z, 3.70%, 05/01/50	70	49,558
Arizona Public Service Co.
2.60%, 08/15/29	87	79,828
6.35%, 12/15/32	100	106,521
5.55%, 08/01/33	250	253,066
5.70%, 08/15/34	25	25,487
5.05%, 09/01/41	87	79,994
4.50%, 04/01/42	71	60,681
4.20%, 08/15/48(a)	87	68,771
3.50%, 12/01/49	64	43,954

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Avista Corp., 4.35%, 06/01/48	$104	$ 86,676
Baltimore Gas and Electric Co.
2.40%, 08/15/26	171	166,558
2.25%, 06/15/31	81	70,495
5.30%, 06/01/34	25	25,330
6.35%, 10/01/36	87	94,478
3.50%, 08/15/46	121	88,450
3.20%, 09/15/49	80	53,359
2.90%, 06/15/50	79	49,401
4.55%, 06/01/52	130	109,530
5.40%, 06/01/53	235	223,528
5.65%, 06/01/54	25	24,536
Berkshire Hathaway Energy Co.
3.25%, 04/15/28(a)	87	84,272
3.70%, 07/15/30	87	83,498
1.65%, 05/15/31	146	121,997
6.13%, 04/01/36	337	358,762
5.95%, 05/15/37	171	180,597
5.15%, 11/15/43	87	82,666
4.50%, 02/01/45	71	61,410
3.80%, 07/15/48	87	65,819
4.45%, 01/15/49	87	72,278
4.25%, 10/15/50	71	56,504
2.85%, 05/15/51(a)	71	43,553
4.60%, 05/01/53	71	59,276
Black Hills Corp.
5.95%, 03/15/28	100	103,595
3.05%, 10/15/29(a)	73	67,712
2.50%, 06/15/30	55	48,809
4.35%, 05/01/33	71	66,435
6.15%, 05/15/34	100	104,775
6.00%, 01/15/35	25	25,876
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	50	51,193
4.80%, 03/15/30	50	50,315
4.95%, 04/01/33	100	99,308
5.15%, 03/01/34(a)	40	39,985
3.55%, 08/01/42	74	58,326
3.95%, 03/01/48	87	68,346
5.30%, 04/01/53	30	28,614
Series AD, 2.90%, 07/01/50	60	38,259
Series AF, 3.35%, 04/01/51	87	60,600
Series AG, 3.00%, 03/01/32	70	62,112
Series AH, 3.60%, 03/01/52	50	36,101
Series AI, 4.45%, 10/01/32	40	38,754
Series AJ, 4.85%, 10/01/52	50	44,584
CenterPoint Energy, Inc.
1.45%, 06/01/26	84	81,030
5.25%, 08/10/26(a)	25	25,228
5.40%, 06/01/29	50	51,089
2.65%, 06/01/31	140	122,883
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	19	18,762
CMS Energy Corp.
3.45%, 08/15/27	171	167,051
4.88%, 03/01/44	120	107,569
(5-year CMT + 2.90%), 3.75%, 12/01/50(b)	100	87,821
Commonwealth Edison Co.
2.55%, 06/15/26	87	85,308
4.90%, 02/01/33	30	29,807
5.30%, 06/01/34	25	25,405
5.90%, 03/15/36	50	52,562
6.45%, 01/15/38	100	109,138
3.70%, 03/01/45	87	67,023
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co. (continued)
3.65%, 06/15/46	$130	$ 97,512
3.00%, 03/01/50	87	56,374
5.30%, 02/01/53(a)	40	37,904
Series 127, 3.20%, 11/15/49	105	70,401
Series 130, 3.13%, 03/15/51	71	46,669
Series 131, 2.75%, 09/01/51	87	52,739
Series 133, 3.85%, 03/15/52	141	105,919
Connecticut Light and Power Co.
4.65%, 01/01/29	25	25,127
4.95%, 01/15/30	50	50,703
4.90%, 07/01/33	25	24,742
4.95%, 08/15/34	25	24,781
4.30%, 04/15/44	100	84,689
5.25%, 01/15/53	100	94,971
Series A, 3.20%, 03/15/27	87	85,203
Series A, 2.05%, 07/01/31	140	119,486
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	87	85,467
2.40%, 06/15/31(a)	171	150,480
5.20%, 03/01/33	50	50,799
5.50%, 03/15/34	50	51,628
5.38%, 05/15/34	25	25,563
5.13%, 03/15/35	150	150,195
3.95%, 03/01/43	53	42,837
4.45%, 03/15/44	87	74,976
4.50%, 12/01/45	87	74,840
3.85%, 06/15/46	171	132,437
3.20%, 12/01/51	60	39,486
6.15%, 11/15/52	50	52,628
5.90%, 11/15/53	50	50,966
5.70%, 05/15/54(a)	125	124,587
4.63%, 12/01/54	100	84,489
4.50%, 05/15/58	150	121,831
3.70%, 11/15/59	70	48,671
3.60%, 06/15/61(a)	130	88,297
Series 2007-A, 6.30%, 08/15/37	200	216,702
Series 2012-A, 4.20%, 03/15/42(a)	71	60,043
Series 20A, 3.35%, 04/01/30	257	243,076
Series 20B, 3.95%, 04/01/50	171	132,295
Series C, 4.30%, 12/01/56(a)	87	68,703
Series C, 4.00%, 11/15/57	130	96,154
Series D, 4.00%, 12/01/28	87	85,893
Series E, 4.65%, 12/01/48	87	74,946
Constellation Energy Generation LLC
5.60%, 03/01/28	50	51,355
5.80%, 03/01/33	50	51,780
6.13%, 01/15/34	25	26,344
6.25%, 10/01/39	123	129,082
5.75%, 10/01/41	87	85,679
5.60%, 06/15/42	100	96,751
6.50%, 10/01/53	100	104,842
5.75%, 03/15/54	50	48,104
Consumers Energy Co.
4.65%, 03/01/28	200	201,596
4.90%, 02/15/29	100	101,286
4.70%, 01/15/30	25	25,111
4.63%, 05/15/33	100	97,663
4.35%, 04/15/49	171	144,827
3.10%, 08/15/50	75	50,543
2.65%, 08/15/52	38	23,062
4.20%, 09/01/52	25	20,315
2.50%, 05/01/60	181	99,323
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	$171	$ 168,780
6.25%, 10/15/53	50	53,741
5.10%, 06/01/65	50	44,074
Series 2025, 5.30%, 01/15/35	30	30,327
Series A, 2.30%, 12/01/31(a)	70	60,344
Dominion Energy, Inc.
5.00%, 06/15/30(a)	50	50,246
5.38%, 11/15/32	50	50,485
5.45%, 03/15/35	50	49,986
7.00%, 06/15/38	87	97,645
Series A, 1.45%, 04/15/26	70	67,769
Series A, 4.35%, 08/15/32	50	47,650
Series B, 3.30%, 04/15/41	75	55,251
Series B, 4.85%, 08/15/52	50	42,697
Series C, 3.38%, 04/01/30	257	240,173
Series C, 2.25%, 08/15/31(a)	82	69,774
Series C, 4.90%, 08/01/41	50	45,114
DTE Electric Co.
5.20%, 04/01/33(a)	40	40,497
5.20%, 03/01/34	50	50,333
3.70%, 03/15/45	51	39,695
3.70%, 06/01/46	87	67,052
3.75%, 08/15/47	70	54,009
5.40%, 04/01/53	40	39,173
Series A, 1.90%, 04/01/28	87	81,168
Series A, 3.00%, 03/01/32	61	54,462
Series A, 4.00%, 04/01/43	53	44,130
Series A, 4.05%, 05/15/48	87	70,168
Series B, 3.25%, 04/01/51	71	49,010
Series B, 3.65%, 03/01/52	63	46,510
DTE Energy Co.
2.85%, 10/01/26	100	97,496
4.95%, 07/01/27	75	75,566
4.88%, 06/01/28	200	201,221
5.10%, 03/01/29	75	75,990
5.20%, 04/01/30	100	101,267
5.85%, 06/01/34	250	258,429
Series C, 3.40%, 06/15/29	120	113,815
Duke Energy Carolinas LLC
2.95%, 12/01/26	140	137,191
2.45%, 08/15/29	87	79,859
2.45%, 02/01/30	71	64,572
2.55%, 04/15/31(a)	75	66,508
2.85%, 03/15/32	97	85,381
4.95%, 01/15/33	160	160,040
4.85%, 01/15/34	25	24,670
5.25%, 03/15/35(a)	50	50,632
6.10%, 06/01/37	87	91,721
6.05%, 04/15/38	74	78,959
5.30%, 02/15/40	87	86,449
4.25%, 12/15/41	171	146,145
4.00%, 09/30/42	87	71,397
3.70%, 12/01/47	87	65,231
3.95%, 03/15/48(a)	71	55,020
3.45%, 04/15/51	75	52,437
3.55%, 03/15/52	78	55,157
5.35%, 01/15/53	150	143,265
5.40%, 01/15/54	92	88,709
Series A, 6.00%, 12/01/28	87	91,267
Duke Energy Corp.
2.65%, 09/01/26	87	84,711
4.85%, 01/05/27	95	95,621
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
3.15%, 08/15/27	$87	$ 84,385
5.00%, 12/08/27	170	171,978
4.30%, 03/15/28	90	89,435
4.85%, 01/05/29	25	25,154
3.40%, 06/15/29	120	113,847
2.45%, 06/01/30	89	79,357
4.50%, 08/15/32	100	96,451
5.75%, 09/15/33	75	78,163
5.45%, 06/15/34(a)	150	152,037
3.30%, 06/15/41	121	89,578
4.80%, 12/15/45	87	75,133
3.75%, 09/01/46	100	73,634
3.95%, 08/15/47	87	65,298
4.20%, 06/15/49	87	67,023
3.50%, 06/15/51	100	68,065
5.00%, 08/15/52	100	87,236
6.10%, 09/15/53	75	76,266
5.80%, 06/15/54	50	48,922
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	109	102,880
Duke Energy Florida LLC
2.50%, 12/01/29(a)	59	53,973
1.75%, 06/15/30	82	70,991
2.40%, 12/15/31	141	122,161
5.88%, 11/15/33	35	36,945
6.35%, 09/15/37	200	218,452
6.40%, 06/15/38	200	217,759
3.40%, 10/01/46	87	62,278
3.00%, 12/15/51(a)	65	41,279
5.95%, 11/15/52(a)	100	102,073
6.20%, 11/15/53	50	52,894
Duke Energy Indiana LLC
5.25%, 03/01/34	25	25,254
3.75%, 05/15/46	87	66,065
2.75%, 04/01/50	100	60,987
5.40%, 04/01/53	50	47,494
Series WWW, 4.90%, 07/15/43	87	79,624
Duke Energy Ohio, Inc.
5.25%, 04/01/33(a)	35	35,508
3.70%, 06/15/46	87	65,077
5.55%, 03/15/54	25	24,212
Duke Energy Progress LLC
3.70%, 09/01/28	65	63,580
3.45%, 03/15/29	87	83,809
2.00%, 08/15/31(a)	74	63,067
3.40%, 04/01/32	67	60,910
5.25%, 03/15/33	30	30,553
5.10%, 03/15/34(a)	25	25,168
5.05%, 03/15/35(a)	150	149,280
4.10%, 05/15/42	53	44,043
4.10%, 03/15/43	87	71,616
4.38%, 03/30/44	74	63,483
4.15%, 12/01/44	87	71,321
4.20%, 08/15/45	87	71,583
3.70%, 10/15/46	87	65,296
2.50%, 08/15/50	87	50,903
2.90%, 08/15/51(a)	74	46,554
4.00%, 04/01/52	55	42,189
5.35%, 03/15/53	50	47,588
5.55%, 03/15/55	50	48,908
Edison International
4.13%, 03/15/28(a)	171	164,444
5.25%, 11/15/28	25	24,651

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Edison International (continued)
5.45%, 06/15/29(a)	$50	$ 49,340
6.95%, 11/15/29	45	46,782
El Paso Electric Co., 6.00%, 05/15/35	87	89,355
Emera U.S. Finance LP
3.55%, 06/15/26	185	182,342
2.64%, 06/15/31	155	133,896
4.75%, 06/15/46	62	51,113
Enel Americas SA, 4.00%, 10/25/26	100	98,723
Entergy Arkansas LLC
3.50%, 04/01/26	65	64,471
5.15%, 01/15/33	50	50,552
5.30%, 09/15/33	50	50,990
5.45%, 06/01/34	25	25,526
2.65%, 06/15/51	75	44,000
3.35%, 06/15/52	87	58,749
5.75%, 06/01/54	25	24,896
Entergy Corp.
2.95%, 09/01/26	171	167,158
1.90%, 06/15/28	71	65,250
2.80%, 06/15/30	79	71,512
2.40%, 06/15/31	104	89,652
3.75%, 06/15/50	71	50,642
Entergy Louisiana LLC
1.60%, 12/15/30(a)	82	69,193
4.00%, 03/15/33	87	80,990
5.35%, 03/15/34	225	227,649
5.15%, 09/15/34	50	49,849
4.20%, 09/01/48	87	69,588
4.20%, 04/01/50	171	135,834
4.75%, 09/15/52	50	43,407
5.70%, 03/15/54	125	123,245
5.80%, 03/15/55	50	49,758
Entergy Mississippi LLC
2.85%, 06/01/28	87	82,828
5.00%, 09/01/33	20	19,801
3.85%, 06/01/49	87	64,922
5.85%, 06/01/54	125	124,794
5.80%, 04/15/55	25	24,890
Entergy Texas, Inc.
5.25%, 04/15/35	50	49,932
5.00%, 09/15/52	50	44,442
5.80%, 09/01/53	25	24,979
5.55%, 09/15/54	25	23,960
Evergy Kansas Central, Inc.
2.55%, 07/01/26	62	60,632
5.90%, 11/15/33	25	26,188
5.25%, 03/15/35	25	25,100
4.25%, 12/01/45	171	141,207
3.25%, 09/01/49	87	58,626
3.45%, 04/15/50	87	60,881
5.70%, 03/15/53	20	19,901
Evergy Metro, Inc.
4.95%, 04/15/33	30	29,644
5.40%, 04/01/34	25	25,359
5.30%, 10/01/41	50	48,326
Evergy, Inc., 2.90%, 09/15/29	87	80,379
Eversource Energy
4.75%, 05/15/26	30	30,014
5.00%, 01/01/27	25	25,168
2.90%, 03/01/27	67	64,894
5.45%, 03/01/28	95	97,071
5.95%, 02/01/29	75	77,894
Security	Par (000)	Value
Electric Utilities (continued)
Eversource Energy (continued)
2.55%, 03/15/31(a)	$87	$ 76,355
5.85%, 04/15/31	75	77,966
3.38%, 03/01/32	67	60,039
5.13%, 05/15/33	40	39,545
5.50%, 01/01/34	75	75,349
5.95%, 07/15/34	75	77,910
3.45%, 01/15/50	71	49,118
Series M, 3.30%, 01/15/28	257	248,278
Series R, 1.65%, 08/15/30(a)	140	118,786
Series U, 1.40%, 08/15/26	87	83,209
Exelon Corp.
3.40%, 04/15/26	130	128,499
2.75%, 03/15/27	53	51,293
5.15%, 03/15/28	35	35,564
4.05%, 04/15/30	171	165,669
5.13%, 03/15/31	50	50,554
3.35%, 03/15/32	200	180,574
5.30%, 03/15/33	70	70,948
5.45%, 03/15/34	35	35,587
5.10%, 06/15/45	87	78,766
4.70%, 04/15/50	87	72,990
4.10%, 03/15/52	86	66,133
5.60%, 03/15/53	100	96,295
5.88%, 03/15/55	150	149,677
FirstEnergy Corp.
2.65%, 03/01/30	75	67,540
Series B, 3.90%, 07/15/27	150	147,491
Series B, 2.25%, 09/01/30	100	86,962
Series C, 3.40%, 03/01/50(a)	150	101,872
FirstEnergy Transmission LLC
4.55%, 01/15/30	30	29,586
5.00%, 01/15/35	50	49,011
Florida Power & Light Co.
4.45%, 05/15/26(a)	25	25,074
5.05%, 04/01/28	40	40,770
4.40%, 05/15/28(a)	35	35,040
5.15%, 06/15/29	70	71,929
4.63%, 05/15/30	35	35,223
2.45%, 02/03/32(a)	150	129,517
5.10%, 04/01/33	70	70,815
4.80%, 05/15/33	225	223,291
5.30%, 06/15/34	100	102,341
4.95%, 06/01/35	100	99,119
5.95%, 02/01/38	50	53,339
5.69%, 03/01/40(a)	87	90,356
5.25%, 02/01/41	87	85,594
4.13%, 02/01/42	87	73,637
4.05%, 10/01/44(a)	130	107,217
3.70%, 12/01/47	71	54,022
3.95%, 03/01/48	87	68,998
4.13%, 06/01/48	87	70,637
3.99%, 03/01/49	87	69,081
3.15%, 10/01/49	100	67,986
2.88%, 12/04/51	200	126,803
5.30%, 04/01/53	50	48,141
5.60%, 06/15/54	70	70,291
5.70%, 03/15/55	60	61,258
5.80%, 03/15/65(a)	100	102,324
Fortis, Inc./Canada, 3.06%, 10/04/26	171	167,068
Georgia Power Co.
4.65%, 05/16/28	100	100,648
4.55%, 03/15/30	75	74,911
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Georgia Power Co. (continued)
4.85%, 03/15/31	$75	$ 75,440
4.70%, 05/15/32(a)	90	88,965
4.95%, 05/17/33	100	99,310
5.25%, 03/15/34	250	252,244
5.20%, 03/15/35	75	75,501
4.30%, 03/15/42	321	275,366
5.13%, 05/15/52(a)	90	83,457
Series A, 3.25%, 03/15/51(a)	100	67,784
Series B, 2.65%, 09/15/29	171	157,755
Series B, 3.70%, 01/30/50(a)	171	126,989
Idaho Power Co.
5.20%, 08/15/34	25	25,120
5.50%, 03/15/53	20	19,267
5.80%, 04/01/54	25	25,120
5.70%, 03/15/55	50	49,078
Series K, 4.20%, 03/01/48	60	48,335
Indiana Michigan Power Co.
6.05%, 03/15/37(a)	62	65,442
4.25%, 08/15/48	87	69,666
5.63%, 04/01/53	35	34,332
Series K, 4.55%, 03/15/46	54	45,940
Series L, 3.75%, 07/01/47	171	127,308
Interstate Power and Light Co.
4.10%, 09/26/28	75	73,807
5.70%, 10/15/33	25	25,691
3.70%, 09/15/46	87	65,024
3.50%, 09/30/49(a)	78	55,114
IPALCO Enterprises, Inc.
4.25%, 05/01/30	171	162,797
5.75%, 04/01/34	120	121,301
ITC Holdings Corp., 3.25%, 06/30/26	171	167,942
Kentucky Utilities Co.
5.45%, 04/15/33(a)	20	20,487
4.38%, 10/01/45	171	142,966
3.30%, 06/01/50	75	50,976
Louisville Gas and Electric Co., 5.45%, 04/15/33	200	204,409
MidAmerican Energy Co.
3.65%, 04/15/29	87	84,354
5.35%, 01/15/34	25	25,667
4.80%, 09/15/43	87	79,346
3.65%, 08/01/48	87	65,049
4.25%, 07/15/49(a)	107	87,183
3.15%, 04/15/50	87	58,372
2.70%, 08/01/52	75	45,790
5.85%, 09/15/54(a)	100	102,729
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	73,636
Series B, 3.10%, 07/30/51	87	56,643
National Grid PLC
5.60%, 06/12/28	100	102,569
5.81%, 06/12/33	100	103,048
5.42%, 01/11/34(a)	150	151,414
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26	25	25,463
4.80%, 02/05/27(a)	50	50,464
5.10%, 05/06/27	25	25,360
3.40%, 02/07/28(a)	341	332,140
4.80%, 03/15/28(a)	125	126,569
5.05%, 09/15/28	50	50,892
4.85%, 02/07/29	50	50,539
5.15%, 06/15/29	50	51,050
4.95%, 02/07/30	60	60,788
Security	Par (000)	Value
Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
2.40%, 03/15/30	$144	$ 130,070
5.00%, 02/07/31	25	25,470
2.75%, 04/15/32	87	75,721
4.02%, 11/01/32	107	100,917
4.15%, 12/15/32	30	28,360
5.80%, 01/15/33	50	52,358
5.00%, 08/15/34	25	24,825
4.30%, 03/15/49	87	71,841
Nevada Power Co.
6.00%, 03/15/54	50	51,018
Series CC, 3.70%, 05/01/29(a)	200	194,369
Series DD, 2.40%, 05/01/30	71	63,871
Series EE, 3.13%, 08/01/50	71	46,047
Series GG, 5.90%, 05/01/53	50	50,043
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	154	147,136
3.55%, 05/01/27	171	167,727
4.63%, 07/15/27	300	301,134
4.85%, 02/04/28(a)	60	60,706
4.90%, 02/28/28	150	151,414
1.90%, 06/15/28	119	109,784
4.90%, 03/15/29	100	100,850
3.50%, 04/01/29	100	95,877
2.75%, 11/01/29	86	79,391
5.00%, 02/28/30(a)	150	152,629
5.05%, 03/15/30	75	75,988
2.25%, 06/01/30	300	265,423
2.44%, 01/15/32	86	73,471
5.30%, 03/15/32	65	66,057
5.00%, 07/15/32(a)	135	135,029
5.05%, 02/28/33	150	149,112
5.25%, 03/15/34	100	100,065
5.45%, 03/15/35	175	176,517
3.00%, 01/15/52	96	59,566
5.25%, 02/28/53	150	137,836
5.55%, 03/15/54	150	143,416
5.90%, 03/15/55	55	54,921
(5-year CMT + 2.46%), 6.75%, 06/15/54(b)	125	127,593
Northern States Power Co.
2.25%, 04/01/31	55	48,118
3.40%, 08/15/42	70	53,484
4.00%, 08/15/45	85	68,885
2.90%, 03/01/50(a)	79	50,952
3.20%, 04/01/52	80	53,802
4.50%, 06/01/52	69	58,295
5.10%, 05/15/53	40	37,038
5.40%, 03/15/54	45	43,692
5.65%, 06/15/54	25	25,205
NSTAR Electric Co.
4.85%, 03/01/30	50	50,443
5.40%, 06/01/34	25	25,426
5.20%, 03/01/35	50	49,974
4.40%, 03/01/44	50	42,506
4.55%, 06/01/52	79	66,478
4.95%, 09/15/52	50	45,172
OGE Energy Corp., 5.45%, 05/15/29	25	25,580
Oglethorpe Power Corp.
4.50%, 04/01/47	61	49,965
5.05%, 10/01/48	41	36,264
3.75%, 08/01/50	87	61,582
5.25%, 09/01/50	60	53,985

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Oglethorpe Power Corp. (continued)
6.20%, 12/01/53	$50	$ 51,162
Ohio Power Co.
5.65%, 06/01/34	25	25,368
4.15%, 04/01/48	71	55,641
Series Q, 1.63%, 01/15/31	76	63,524
Series R, 2.90%, 10/01/51(a)	76	47,134
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	171	159,962
5.40%, 01/15/33	100	101,930
5.60%, 04/01/53	25	24,401
5.80%, 04/01/55	60	59,822
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27(d)	50	50,191
3.70%, 11/15/28	62	60,444
4.65%, 11/01/29	50	50,050
2.75%, 05/15/30	171	156,247
4.55%, 09/15/32	75	73,103
5.65%, 11/15/33	55	57,083
5.35%, 04/01/35(d)	40	40,445
5.25%, 09/30/40	87	85,103
5.30%, 06/01/42	75	72,444
3.75%, 04/01/45	87	67,178
3.80%, 06/01/49	171	127,846
3.10%, 09/15/49	86	56,525
2.70%, 11/15/51	74	43,683
4.60%, 06/01/52	200	168,594
4.95%, 09/15/52	50	44,554
5.55%, 06/15/54	75	73,257
5.80%, 04/01/55(d)	50	50,194
Pacific Gas and Electric Co.
5.45%, 06/15/27	100	101,021
2.10%, 08/01/27(a)	102	95,678
3.30%, 12/01/27(a)	345	330,997
3.00%, 06/15/28(a)	109	102,485
3.75%, 07/01/28	171	164,420
6.10%, 01/15/29	30	30,993
4.20%, 03/01/29	130	125,752
5.55%, 05/15/29	75	76,024
4.55%, 07/01/30	341	330,075
2.50%, 02/01/31	257	220,919
4.40%, 03/01/32	137	128,024
5.90%, 06/15/32	100	101,989
6.15%, 01/15/33	115	118,443
6.40%, 06/15/33	40	41,805
6.95%, 03/15/34	90	97,524
5.80%, 05/15/34(a)	75	75,731
5.70%, 03/01/35	130	130,012
4.50%, 07/01/40	141	119,758
3.30%, 08/01/40	154	113,245
4.20%, 06/01/41	78	62,051
4.75%, 02/15/44	87	72,424
4.30%, 03/15/45	74	57,912
3.95%, 12/01/47	150	109,654
4.95%, 07/01/50	404	337,353
3.50%, 08/01/50	155	103,029
5.25%, 03/01/52(a)	200	172,527
6.75%, 01/15/53	135	140,983
6.70%, 04/01/53	135	140,474
6.15%, 03/01/55	50	48,939
PacifiCorp.
5.10%, 02/15/29	50	50,941
3.50%, 06/15/29	300	286,834
Security	Par (000)	Value
Electric Utilities (continued)
PacifiCorp. (continued)
5.30%, 02/15/31	$50	$ 51,030
5.45%, 02/15/34(a)	50	50,403
5.25%, 06/15/35	87	86,958
6.35%, 07/15/38	257	271,651
6.00%, 01/15/39	250	257,719
4.10%, 02/01/42	87	70,438
4.15%, 02/15/50	87	67,237
2.90%, 06/15/52	74	44,473
5.35%, 12/01/53	100	91,809
5.50%, 05/15/54	80	75,090
5.80%, 01/15/55	100	97,565
PECO Energy Co.
4.90%, 06/15/33	54	53,783
3.00%, 09/15/49	69	45,568
3.05%, 03/15/51	63	41,049
2.85%, 09/15/51	82	51,088
4.60%, 05/15/52(a)	100	85,998
4.38%, 08/15/52	50	41,095
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	600	599,081
Series 2024-A, Class A2, 5.23%, 06/01/42	500	498,548
Potomac Electric Power Co.
5.20%, 03/15/34	25	25,133
6.50%, 11/15/37	100	111,966
4.15%, 03/15/43	87	72,873
5.50%, 03/15/54	25	24,445
PPL Electric Utilities Corp.
5.00%, 05/15/33	100	99,967
4.85%, 02/15/34	25	24,701
4.75%, 07/15/43	87	79,312
3.00%, 10/01/49	60	39,799
5.25%, 05/15/53	100	95,665
Progress Energy, Inc., 7.75%, 03/01/31	50	57,055
Public Service Co. of Colorado
3.70%, 06/15/28	171	167,395
5.35%, 05/15/34	75	75,391
3.60%, 09/15/42	87	67,452
4.30%, 03/15/44	75	62,425
3.80%, 06/15/47	171	129,187
5.25%, 04/01/53	200	184,912
5.75%, 05/15/54	125	123,902
5.85%, 05/15/55	75	74,583
Series 35, 1.90%, 01/15/31	140	120,077
Series 38, 4.10%, 06/01/32(a)	80	76,141
Public Service Co. of New Hampshire
5.35%, 10/01/33(a)	50	51,104
5.15%, 01/15/53	45	42,178
Public Service Co. of Oklahoma
5.25%, 01/15/33	100	100,215
5.20%, 01/15/35(a)	50	49,389
Series J, 2.20%, 08/15/31	87	73,829
Series K, 3.15%, 08/15/51	70	45,191
Public Service Electric and Gas Co.
2.25%, 09/15/26	100	97,294
3.20%, 05/15/29(a)	87	82,956
2.45%, 01/15/30(a)	71	64,764
1.90%, 08/15/31	141	119,697
4.90%, 12/15/32	100	100,747
4.65%, 03/15/33	35	34,503
5.20%, 03/01/34	50	50,866
4.85%, 08/01/34	150	148,670
3.95%, 05/01/42	50	41,193
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
3.65%, 09/01/42	$50	$ 39,300
3.80%, 03/01/46	214	166,838
3.85%, 05/01/49	87	67,736
3.15%, 01/01/50(a)	71	48,567
3.00%, 03/01/51	71	46,450
5.45%, 08/01/53	100	97,845
5.45%, 03/01/54	50	49,071
5.30%, 08/01/54	50	48,128
Series Q, 5.05%, 03/01/35	35	35,220
Public Service Enterprise Group, Inc.
5.88%, 10/15/28	50	52,008
5.20%, 04/01/29	50	50,949
4.90%, 03/15/30	45	45,213
6.13%, 10/15/33	50	52,711
5.45%, 04/01/34(a)	50	50,502
5.40%, 03/15/35	50	50,279
Puget Energy, Inc.
2.38%, 06/15/28	71	66,006
4.10%, 06/15/30	87	83,093
4.22%, 03/15/32	61	56,793
5.73%, 03/15/35(d)	25	24,959
Puget Sound Energy, Inc.
5.33%, 06/15/34	25	25,342
5.80%, 03/15/40	87	89,247
4.22%, 06/15/48	87	70,266
5.45%, 06/01/53	100	95,842
5.69%, 06/15/54	25	24,785
San Diego Gas & Electric Co.
4.95%, 08/15/28	100	101,385
5.40%, 04/15/35	50	50,357
4.15%, 05/15/48	171	134,361
5.35%, 04/01/53	95	89,042
5.55%, 04/15/54	150	144,893
Series VVV, 1.70%, 10/01/30	87	74,005
Series WWW, 2.95%, 08/15/51	100	62,815
Sempra
5.40%, 08/01/26	50	50,399
3.40%, 02/01/28	341	329,492
3.70%, 04/01/29	86	82,542
5.50%, 08/01/33	50	50,386
3.80%, 02/01/38	171	140,624
4.00%, 02/01/48	171	127,093
(5-year CMT + 2.63%), 6.40%, 10/01/54(b)	100	94,849
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	87	81,751
Sierra Pacific Power Co.
2.60%, 05/01/26	214	209,879
5.90%, 03/15/54	75	75,677
Southern California Edison Co.
4.90%, 06/01/26	30	30,022
4.88%, 02/01/27	50	50,176
5.85%, 11/01/27	50	51,220
5.30%, 03/01/28(a)	200	202,405
5.15%, 06/01/29	50	50,324
2.85%, 08/01/29	400	367,573
5.25%, 03/15/30	75	75,434
2.25%, 06/01/30	171	149,300
5.45%, 06/01/31	45	45,598
5.95%, 11/01/32	40	41,072
6.00%, 01/15/34	257	265,169
5.20%, 06/01/34	50	48,815
5.45%, 03/01/35	50	49,509
5.50%, 03/15/40	50	47,401
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
4.50%, 09/01/40	$171	$ 146,042
4.65%, 10/01/43	62	51,903
4.00%, 04/01/47	171	127,686
3.65%, 02/01/50	71	49,232
3.45%, 02/01/52	70	46,073
5.88%, 12/01/53	40	38,371
5.75%, 04/15/54	50	46,992
5.90%, 03/01/55(a)	30	28,888
6.20%, 09/15/55	75	74,770
Series 2008-A, 5.95%, 02/01/38	87	87,557
Series B, 4.88%, 03/01/49	87	72,486
Series C, 3.60%, 02/01/45	87	62,154
Series C, 4.13%, 03/01/48	100	75,276
Series D, 4.70%, 06/01/27	65	64,938
Series E, 5.45%, 06/01/52	200	179,698
Series G, 2.50%, 06/01/31	166	143,042
Series H, 3.65%, 06/01/51	76	52,072
Southern Co.
3.25%, 07/01/26	387	380,905
4.85%, 06/15/28	60	60,702
5.50%, 03/15/29	75	77,348
5.20%, 06/15/33	60	60,141
5.70%, 03/15/34(a)	75	77,460
4.85%, 03/15/35	50	48,391
4.25%, 07/01/36	150	136,138
4.40%, 07/01/46	130	107,536
Southern Power Co.
5.25%, 07/15/43	87	81,393
Series F, 4.95%, 12/15/46	171	150,003
Southwestern Electric Power Co.
5.30%, 04/01/33(a)	25	25,064
3.25%, 11/01/51	71	46,156
Series K, 2.75%, 10/01/26	100	97,307
Series L, 3.85%, 02/01/48	100	73,036
Series M, 4.10%, 09/15/28	171	168,119
Southwestern Public Service Co.
3.70%, 08/15/47	87	63,553
3.75%, 06/15/49	71	52,073
6.00%, 06/01/54	75	75,889
Series 8, 3.15%, 05/01/50	71	46,321
Tampa Electric Co.
4.90%, 03/01/29	35	35,344
5.15%, 03/01/35	50	49,615
4.10%, 06/15/42(a)	87	72,864
4.30%, 06/15/48(a)	71	57,754
4.45%, 06/15/49(a)	64	53,227
3.63%, 06/15/50	80	57,883
5.00%, 07/15/52	35	31,618
Toledo Edison Co., 6.15%, 05/15/37	74	79,843
Tucson Electric Power Co.
3.25%, 05/15/32(a)	87	77,744
5.20%, 09/15/34	25	24,840
4.85%, 12/01/48	87	76,467
5.50%, 04/15/53	100	95,597
5.90%, 04/15/55	25	25,204
Union Electric Co.
2.95%, 06/15/27	171	166,028
2.95%, 03/15/30	100	92,553
2.15%, 03/15/32	171	143,384
5.20%, 04/01/34	50	50,322
04/15/35(e)	50	50,397
4.00%, 04/01/48	171	134,707

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Union Electric Co. (continued)
3.25%, 10/01/49	$87	$ 59,647
5.45%, 03/15/53	100	96,634
5.25%, 01/15/54	50	46,804
5.13%, 03/15/55	120	110,217
Virginia Electric and Power Co.
2.30%, 11/15/31(a)	87	74,941
2.40%, 03/30/32	70	59,816
5.00%, 04/01/33	45	44,596
5.30%, 08/15/33	50	50,540
5.00%, 01/15/34	25	24,694
5.15%, 03/15/35(a)	125	124,077
8.88%, 11/15/38	200	263,898
4.00%, 01/15/43	87	70,711
4.45%, 02/15/44	162	138,454
4.60%, 12/01/48	81	69,248
3.30%, 12/01/49	71	48,459
2.45%, 12/15/50	100	56,570
2.95%, 11/15/51	87	54,155
5.45%, 04/01/53	100	95,727
5.70%, 08/15/53(a)	50	49,256
5.35%, 01/15/54	25	23,511
5.55%, 08/15/54	75	72,762
5.65%, 03/15/55(a)	25	24,560
Series A, 3.50%, 03/15/27	130	127,925
Series A, 3.80%, 04/01/28	87	85,480
Series A, 2.88%, 07/15/29	60	56,217
Series A, 6.00%, 05/15/37	87	91,217
Series B, 3.75%, 05/15/27(a)	78	76,982
Series B, 6.00%, 01/15/36(a)	171	180,236
Series B, 3.80%, 09/15/47	87	65,854
Series C, 4.00%, 11/15/46	75	58,798
Series C, 4.63%, 05/15/52	61	51,501
Series D, 4.65%, 08/15/43	87	77,151
WEC Energy Group, Inc.
5.60%, 09/12/26	11	11,160
5.15%, 10/01/27	100	101,412
4.75%, 01/15/28(a)	100	100,588
Wisconsin Electric Power Co.
1.70%, 06/15/28	86	79,186
5.00%, 05/15/29	25	25,447
4.75%, 09/30/32	80	79,644
4.60%, 10/01/34(a)	25	24,215
5.05%, 10/01/54(a)	100	91,927
Wisconsin Power and Light Co.
3.00%, 07/01/29	171	160,168
1.95%, 09/16/31	66	55,682
3.95%, 09/01/32(a)	100	93,777
3.65%, 04/01/50	100	72,480
Wisconsin Public Service Corp.
3.30%, 09/01/49	109	75,934
2.85%, 12/01/51	82	51,333
Xcel Energy, Inc.
3.35%, 12/01/26	87	85,280
1.75%, 03/15/27	87	82,373
4.75%, 03/21/28	25	25,094
4.00%, 06/15/28	171	167,634
2.60%, 12/01/29(a)	70	63,578
2.35%, 11/15/31	71	60,000
4.60%, 06/01/32	83	80,014
5.45%, 08/15/33	100	100,440
Security	Par (000)	Value
Electric Utilities (continued)
Xcel Energy, Inc. (continued)
5.50%, 03/15/34	$75	$ 75,309
5.60%, 04/15/35	150	150,593
3.50%, 12/01/49	70	47,873
		65,497,133
Electronic Equipment, Instruments & Components — 0.2%
Allegion PLC, 3.50%, 10/01/29	87	82,590
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	40	40,603
5.60%, 05/29/34	50	50,591
Amphenol Corp.
5.05%, 04/05/27	25	25,359
5.05%, 04/05/29	25	25,507
2.80%, 02/15/30(a)	171	157,903
2.20%, 09/15/31	82	70,372
5.00%, 01/15/35	50	49,920
Arrow Electronics, Inc.
5.15%, 08/21/29	50	50,245
2.95%, 02/15/32	71	60,827
5.88%, 04/10/34	25	25,305
Avnet, Inc.
6.25%, 03/15/28	40	41,382
3.00%, 05/15/31	87	76,043
5.50%, 06/01/32	70	69,522
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	140	135,037
4.25%, 04/01/28(a)	71	69,630
3.25%, 02/15/29	79	73,898
3.57%, 12/01/31	140	126,518
Emerson Electric Co.
2.00%, 12/21/28	87	79,988
2.20%, 12/21/31(a)	75	64,675
5.00%, 03/15/35(a)	25	25,167
2.75%, 10/15/50	171	107,842
2.80%, 12/21/51	58	36,417
Flex Ltd.
6.00%, 01/15/28	200	205,411
4.88%, 06/15/29	87	86,432
5.25%, 01/15/32	50	49,588
Fortive Corp., 3.15%, 06/15/26	87	85,396
Honeywell International, Inc.
2.50%, 11/01/26	300	291,734
1.10%, 03/01/27	171	161,087
4.65%, 07/30/27	75	75,511
4.95%, 02/15/28	100	101,825
4.25%, 01/15/29	40	39,792
2.70%, 08/15/29	257	239,598
4.88%, 09/01/29(a)	75	76,395
4.70%, 02/01/30	275	276,484
1.95%, 06/01/30(a)	171	150,737
1.75%, 09/01/31	171	142,709
4.95%, 09/01/31	75	76,222
4.75%, 02/01/32	75	74,886
5.00%, 02/15/33	100	100,584
4.50%, 01/15/34	140	135,320
5.00%, 03/01/35	150	149,437
3.81%, 11/21/47	87	67,386
2.80%, 06/01/50	76	48,366
5.25%, 03/01/54	175	166,567
5.35%, 03/01/64	75	70,944
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.
1.70%, 04/15/26	$146	$ 141,798
4.25%, 05/15/27	80	79,442
3.00%, 01/15/31	200	179,283
Keysight Technologies, Inc.
4.60%, 04/06/27	100	99,854
3.00%, 10/30/29	140	129,317
TD SYNNEX Corp.
1.75%, 08/09/26	171	163,831
2.65%, 08/09/31	87	74,293
Trimble, Inc., 6.10%, 03/15/33	100	104,768
Tyco Electronics Group SA, 2.50%, 02/04/32	60	51,742
Vontier Corp., 1.80%, 04/01/26	104	100,883
		5,542,963
Energy Equipment & Services — 0.0%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	71,909
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	119	114,628
3.34%, 12/15/27	79	77,196
3.14%, 11/07/29	82	77,192
4.08%, 12/15/47	257	202,840
Halliburton Co.
4.85%, 11/15/35	171	164,032
7.45%, 09/15/39	200	235,534
4.50%, 11/15/41	50	43,180
4.75%, 08/01/43	214	187,727
5.00%, 11/15/45(a)	200	179,946
NOV, Inc.(a)
3.60%, 12/01/29	171	161,695
3.95%, 12/01/42	53	39,404
		1,555,283
Entertainment — 0.1%
Warnermedia Holdings, Inc.
3.76%, 03/15/27	100	97,536
4.05%, 03/15/29	168	158,215
4.28%, 03/15/32	453	399,111
5.05%, 03/15/42	600	479,882
5.14%, 03/15/52(a)	786	572,991
5.39%, 03/15/62	250	180,973
		1,888,708
Environmental, Maintenance & Security Service — 0.1%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	60,022
Republic Services, Inc.
2.90%, 07/01/26	85	83,626
3.95%, 05/15/28	300	295,897
4.88%, 04/01/29	50	50,640
5.00%, 11/15/29	50	50,782
4.75%, 07/15/30(a)	40	40,202
1.45%, 02/15/31	153	127,424
1.75%, 02/15/32	171	140,992
2.38%, 03/15/33	257	213,861
5.00%, 12/15/33	40	39,960
5.20%, 11/15/34	45	45,481
5.15%, 03/15/35(a)	135	135,820
Veralto Corp.
5.50%, 09/18/26	75	75,920
5.35%, 09/18/28(a)	75	76,804
5.45%, 09/18/33	75	76,477
Waste Connections, Inc.
2.60%, 02/01/30	150	136,675
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Connections, Inc. (continued)
2.20%, 01/15/32	$171	$ 144,789
3.20%, 06/01/32	73	65,490
4.20%, 01/15/33	100	95,027
5.00%, 03/01/34	50	49,832
Waste Management, Inc.
4.95%, 07/03/27(a)	55	55,854
3.15%, 11/15/27	171	166,252
4.50%, 03/15/28	100	100,597
4.88%, 02/15/29	75	76,310
2.00%, 06/01/29	86	77,986
4.63%, 02/15/30	100	100,656
4.65%, 03/15/30(a)	100	100,479
1.50%, 03/15/31(a)	171	143,682
4.95%, 07/03/31	50	50,905
4.80%, 03/15/32	100	100,194
4.15%, 04/15/32	200	193,002
4.63%, 02/15/33(a)	100	99,081
4.88%, 02/15/34	75	75,006
4.95%, 03/15/35	150	149,249
2.95%, 06/01/41	100	74,450
4.15%, 07/15/49	87	71,902
5.35%, 10/15/54	130	126,852
		3,768,178
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	500	482,925
6.45%, 04/15/27	150	154,841
3.65%, 07/21/27	345	336,950
4.63%, 10/15/27	150	149,371
5.75%, 06/06/28	150	154,291
3.00%, 10/29/28	427	401,256
4.63%, 09/10/29	150	148,369
3.30%, 01/30/32	400	354,382
3.40%, 10/29/33	195	168,290
5.30%, 01/19/34	150	149,127
4.95%, 09/10/34	150	144,463
3.85%, 10/29/41(a)	150	118,652
Air Lease Corp.
5.30%, 06/25/26	50	50,379
1.88%, 08/15/26	55	52,961
3.63%, 12/01/27	70	68,446
5.30%, 02/01/28	200	203,442
2.10%, 09/01/28	87	79,830
5.10%, 03/01/29	50	50,558
3.25%, 10/01/29(a)	87	81,495
3.00%, 02/01/30	71	65,103
5.20%, 07/15/31(a)	50	50,217
2.88%, 01/15/32	200	174,157
Aircastle Ltd., 4.25%, 06/15/26	87	86,283
Ally Financial, Inc.
4.75%, 06/09/27(a)	340	339,822
7.10%, 11/15/27(a)	200	210,573
8.00%, 11/01/31	321	357,317
(1-day SOFR + 2.29%), 6.18%, 07/26/35(a)(b)	60	59,616
(1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	50	52,227
Cboe Global Markets, Inc., 3.00%, 03/16/32	121	108,331
CME Group, Inc.
4.40%, 03/15/30	50	49,920
2.65%, 03/15/32	69	60,710
5.30%, 09/15/43	171	171,007

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
CME Group, Inc. (continued)
4.15%, 06/15/48	$70	$ 59,120
Enact Holdings, Inc., 6.25%, 05/28/29	50	51,300
Intercontinental Exchange, Inc.
3.10%, 09/15/27	100	96,900
4.00%, 09/15/27	150	148,646
3.63%, 09/01/28	100	97,328
3.75%, 09/21/28	400	389,973
4.35%, 06/15/29	100	99,219
2.10%, 06/15/30	133	117,391
5.25%, 06/15/31	50	51,223
1.85%, 09/15/32	158	128,381
4.60%, 03/15/33	137	134,294
2.65%, 09/15/40	171	122,116
4.25%, 09/21/48	87	71,880
3.00%, 06/15/50	126	81,559
4.95%, 06/15/52(a)	174	157,010
3.00%, 09/15/60(a)	145	87,279
5.20%, 06/15/62	130	120,102
Nasdaq, Inc.
3.85%, 06/30/26	104	103,166
5.35%, 06/28/28	79	80,863
1.65%, 01/15/31	57	48,231
5.55%, 02/15/34(a)	293	300,481
3.25%, 04/28/50(a)	70	47,115
6.10%, 06/28/63	200	203,191
ORIX Corp.
5.00%, 09/13/27	100	101,095
4.65%, 09/10/29(a)	25	24,985
2.25%, 03/09/31(a)	87	75,239
4.00%, 04/13/32	67	62,834
5.20%, 09/13/32(a)	100	101,146
5.40%, 02/25/35(a)	50	50,285
Radian Group, Inc.
4.88%, 03/15/27	50	49,981
6.20%, 05/15/29	50	51,572
		8,449,216
Food Products — 0.4%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	292,765
2.90%, 03/01/32(a)	67	59,454
4.50%, 08/15/33	100	96,547
4.54%, 03/26/42(a)	37	33,432
4.02%, 04/16/43	66	55,171
3.75%, 09/15/47	171	130,347
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	100	98,283
3.75%, 09/25/27(a)	171	168,121
4.10%, 01/07/28	25	24,731
4.20%, 09/17/29	25	24,573
2.75%, 05/14/31(a)	121	107,218
4.65%, 09/17/34(a)	25	24,169
Conagra Brands, Inc.
5.30%, 10/01/26	50	50,488
1.38%, 11/01/27	77	70,813
5.30%, 11/01/38	171	162,711
5.40%, 11/01/48	87	79,191
Flowers Foods, Inc., 2.40%, 03/15/31(a)	60	51,680
General Mills, Inc.
4.70%, 01/30/27	50	50,158
3.20%, 02/10/27	87	85,052
Security	Par (000)	Value
Food Products (continued)
General Mills, Inc. (continued)
4.20%, 04/17/28	$171	$ 169,310
5.50%, 10/17/28	55	56,654
4.88%, 01/30/30	50	50,188
2.88%, 04/15/30(a)	171	156,755
2.25%, 10/14/31	121	103,383
4.95%, 03/29/33(a)	30	29,688
5.25%, 01/30/35	50	50,014
3.00%, 02/01/51(a)	180	115,456
Hershey Co.
2.45%, 11/15/29	87	79,919
4.75%, 02/24/30	50	50,594
4.95%, 02/24/32	50	50,545
5.10%, 02/24/35	50	50,400
3.13%, 11/15/49	87	59,322
Hormel Foods Corp.
4.80%, 03/30/27(a)	45	45,415
1.70%, 06/03/28(a)	223	205,784
3.05%, 06/03/51	87	57,346
Ingredion, Inc., 3.90%, 06/01/50	87	65,700
J.M. Smucker Co.
5.90%, 11/15/28(a)	75	78,419
6.20%, 11/15/33	75	79,864
4.25%, 03/15/35	87	80,557
6.50%, 11/15/43	40	43,013
4.38%, 03/15/45	87	72,413
6.50%, 11/15/53(a)	125	135,245
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	120	115,397
5.13%, 02/01/28	100	101,016
5.50%, 01/15/30	500	507,936
3.00%, 05/15/32	250	215,066
5.75%, 04/01/33	146	148,311
6.75%, 03/15/34	47	50,739
4.38%, 02/02/52	100	77,629
6.50%, 12/01/52	250	258,960
7.25%, 11/15/53	50	56,377
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group(d)
5.95%, 04/20/35	75	77,085
6.38%, 02/25/55	50	51,094
Kellanova
3.25%, 04/01/26	65	64,280
4.30%, 05/15/28(a)	171	170,382
2.10%, 06/01/30	141	125,030
5.25%, 03/01/33	30	30,412
4.50%, 04/01/46	62	53,329
5.75%, 05/16/54	25	25,155
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	74,378
Kraft Heinz Foods Co.
3.00%, 06/01/26	206	202,352
3.88%, 05/15/27	148	146,116
4.63%, 01/30/29	87	87,174
3.75%, 04/01/30	79	75,624
4.25%, 03/01/31	87	84,486
5.20%, 03/15/32	50	50,554
6.75%, 03/15/32	70	76,275
5.40%, 03/15/35(a)	50	50,398
5.00%, 07/15/35	79	77,836
6.88%, 01/26/39	87	96,634
6.50%, 02/09/40	79	84,811
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co. (continued)
5.00%, 06/04/42	$163	$ 148,555
5.20%, 07/15/45	197	180,640
4.38%, 06/01/46	300	245,209
4.88%, 10/01/49	163	141,079
5.50%, 06/01/50	87	82,133
Kroger Co.
2.65%, 10/15/26	171	166,262
3.70%, 08/01/27	87	85,536
4.50%, 01/15/29	171	170,567
2.20%, 05/01/30(a)	100	88,686
1.70%, 01/15/31(a)	182	153,275
5.00%, 09/15/34	205	200,339
5.15%, 08/01/43	66	61,330
3.88%, 10/15/46	87	66,432
4.65%, 01/15/48	87	73,825
5.40%, 01/15/49	87	82,164
3.95%, 01/15/50	75	56,988
5.50%, 09/15/54	205	193,371
5.65%, 09/15/64	175	165,256
McCormick & Co., Inc.
3.40%, 08/15/27	100	97,751
1.85%, 02/15/31	71	60,209
4.95%, 04/15/33	100	98,855
4.70%, 10/15/34	25	23,917
Mondelez International, Inc.
2.63%, 03/17/27	341	329,149
4.75%, 02/20/29	50	50,579
2.75%, 04/13/30	160	146,061
1.50%, 02/04/31	100	83,854
1.88%, 10/15/32(a)	87	71,651
4.75%, 08/28/34(a)	50	48,905
2.63%, 09/04/50	70	41,601
Pilgrim’s Pride Corp.
4.25%, 04/15/31	100	93,916
3.50%, 03/01/32	150	131,898
6.25%, 07/01/33	125	129,392
Sysco Corp.
3.30%, 07/15/26	110	108,353
3.25%, 07/15/27	171	166,430
5.75%, 01/17/29	50	51,924
5.95%, 04/01/30	171	179,250
5.10%, 09/23/30	25	25,377
2.45%, 12/14/31	87	75,058
6.00%, 01/17/34	50	53,028
5.40%, 03/23/35	50	50,349
4.85%, 10/01/45	53	46,920
4.50%, 04/01/46	87	72,768
4.45%, 03/15/48	87	71,159
6.60%, 04/01/50(a)	314	340,834
The Campbell’s Co.
5.20%, 03/19/27	50	50,622
5.20%, 03/21/29	50	50,762
5.40%, 03/21/34	50	50,378
4.75%, 03/23/35	50	47,906
4.80%, 03/15/48	130	113,845
5.25%, 10/13/54	25	22,766
Tyson Foods, Inc.
3.55%, 06/02/27	171	167,614
5.40%, 03/15/29	50	51,136
5.70%, 03/15/34	50	51,234
4.88%, 08/15/34	70	67,782
Security	Par (000)	Value
Food Products (continued)
Tyson Foods, Inc. (continued)
5.15%, 08/15/44	$87	$ 80,085
4.55%, 06/02/47	87	72,990
5.10%, 09/28/48	150	135,377
		12,759,056
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29	74	68,392
1.50%, 01/15/31	171	143,521
5.90%, 11/15/33	75	79,371
5.50%, 06/15/41	50	50,371
4.15%, 01/15/43(a)	74	62,464
4.30%, 10/01/48	87	72,076
4.13%, 03/15/49	107	85,106
3.38%, 09/15/49	110	76,617
5.75%, 10/15/52	50	50,222
6.20%, 11/15/53	50	53,431
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	140	142,714
1.75%, 10/01/30	91	77,937
4.40%, 07/01/32	100	95,783
5.40%, 03/01/33	100	101,738
5.85%, 01/15/41(a)	87	89,053
National Fuel Gas Co.
5.50%, 10/01/26	20	20,205
5.50%, 03/15/30	35	35,635
2.95%, 03/01/31	87	77,166
5.95%, 03/15/35	25	25,475
NiSource, Inc.
3.49%, 05/15/27	171	167,475
5.20%, 07/01/29	50	50,924
2.95%, 09/01/29	200	185,944
1.70%, 02/15/31	79	66,115
5.35%, 04/01/34(a)	50	50,162
5.95%, 06/15/41	56	56,814
5.25%, 02/15/43	75	69,937
4.80%, 02/15/44	87	77,051
5.65%, 02/01/45	87	84,698
4.38%, 05/15/47	87	71,577
3.95%, 03/30/48	87	66,919
5.00%, 06/15/52	50	44,422
(5-year CMT + 2.45%), 6.95%, 11/30/54(b)	50	50,694
(5-year CMT + 2.53%), 6.38%, 03/31/55(b)	50	49,407
ONE Gas, Inc.
5.10%, 04/01/29	25	25,510
4.66%, 02/01/44	87	77,640
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	120	114,962
2.50%, 03/15/31	87	76,026
5.40%, 06/15/33	40	40,517
5.10%, 02/15/35	25	24,761
3.35%, 06/01/50	71	47,550
5.05%, 05/15/52	100	89,240
Southern California Gas Co.
2.95%, 04/15/27	110	106,807
5.20%, 06/01/33	40	39,912
5.05%, 09/01/34	50	49,378
6.35%, 11/15/52	20	21,404
5.75%, 06/01/53	40	39,215
5.60%, 04/01/54(a)	95	92,159
Series TT, 2.60%, 06/15/26(a)	214	209,379
Series UU, 4.13%, 06/01/48	87	67,799

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas Utilities (continued)
Southern California Gas Co. (continued)
Series VV, 4.30%, 01/15/49	$200	$ 160,721
Series XX, 2.55%, 02/01/30(a)	171	155,120
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	50	51,596
4.95%, 09/15/34	100	97,349
3.95%, 10/01/46	130	99,873
4.40%, 05/30/47	100	81,702
Series 20-A, 1.75%, 01/15/31	87	73,342
Southwest Gas Corp.
5.80%, 12/01/27	100	102,803
2.20%, 06/15/30	171	150,516
4.05%, 03/15/32	75	70,135
Washington Gas Light Co., 3.65%, 09/15/49	87	64,270
		4,729,102
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	300	294,205
5.40%, 06/01/41	50	49,521
4.40%, 03/15/42	53	46,671
4.38%, 09/01/42	87	75,980
4.45%, 03/15/43	70	61,577
5.15%, 09/01/43	87	84,400
4.90%, 04/01/44	87	80,856
4.55%, 09/01/44	87	77,093
4.15%, 04/01/45	87	72,402
4.70%, 09/01/45	87	78,285
3.90%, 08/01/46	141	112,422
4.13%, 06/15/47	87	71,320
4.05%, 06/15/48	60	48,442
4.15%, 12/15/48(a)	87	70,912
3.05%, 02/15/51	71	47,134
3.30%, 09/15/51	171	118,463
4.45%, 01/15/53	200	169,280
5.20%, 04/15/54	220	209,400
5.50%, 03/15/55	120	119,548
Canadian National Railway Co.
3.85%, 08/05/32	100	93,393
4.38%, 09/18/34	50	47,461
6.20%, 06/01/36	50	54,194
3.20%, 08/02/46	140	99,469
3.65%, 02/03/48	57	43,279
2.45%, 05/01/50	81	47,671
4.40%, 08/05/52	80	67,813
6.13%, 11/01/53(a)	50	54,347
Canadian Pacific Railway Co.
1.75%, 12/02/26	72	68,892
2.88%, 11/15/29	63	58,399
4.80%, 03/30/30(a)	75	75,280
7.13%, 10/15/31(a)	87	97,304
2.45%, 12/02/31(a)	119	102,613
5.20%, 03/30/35(a)	75	75,009
4.80%, 09/15/35	87	84,267
3.00%, 12/02/41	73	52,702
4.80%, 08/01/45	191	171,347
4.70%, 05/01/48	87	76,358
3.50%, 05/01/50	87	61,396
3.10%, 12/02/51	103	67,037
4.20%, 11/15/69	78	57,464
6.13%, 09/15/2115	87	88,159
Security	Par (000)	Value
Ground Transportation (continued)
CSX Corp.
3.25%, 06/01/27	$341	$ 333,322
3.80%, 03/01/28	227	223,476
4.25%, 03/15/29	200	198,446
2.40%, 02/15/30(a)	87	78,838
4.10%, 11/15/32	50	47,761
5.20%, 11/15/33(a)	100	102,009
5.05%, 06/15/35	75	74,695
6.22%, 04/30/40	100	107,752
4.75%, 05/30/42	189	173,451
4.30%, 03/01/48	130	108,508
3.35%, 09/15/49	75	52,817
3.80%, 04/15/50	96	73,294
3.95%, 05/01/50	79	62,288
2.50%, 05/15/51(a)	75	43,760
4.50%, 11/15/52(a)	50	42,712
4.50%, 08/01/54	87	73,940
4.90%, 03/15/55(a)	50	45,256
4.25%, 11/01/66	75	58,093
4.65%, 03/01/68	137	113,880
Norfolk Southern Corp.
3.15%, 06/01/27(a)	153	149,168
2.55%, 11/01/29	58	53,122
5.05%, 08/01/30(a)	175	178,670
3.00%, 03/15/32	81	72,051
4.45%, 03/01/33	150	144,936
5.55%, 03/15/34	50	51,923
4.84%, 10/01/41	100	92,007
3.95%, 10/01/42	74	60,335
4.45%, 06/15/45	87	74,616
3.94%, 11/01/47	80	62,534
4.15%, 02/28/48	87	69,937
3.40%, 11/01/49	59	41,395
3.05%, 05/15/50(a)	105	68,651
2.90%, 08/25/51	74	46,316
3.70%, 03/15/53	158	114,981
4.55%, 06/01/53	40	33,911
5.35%, 08/01/54(a)	140	134,406
3.16%, 05/15/55	171	109,547
5.95%, 03/15/64	75	77,284
4.10%, 05/15/2121	50	35,544
Union Pacific Corp.
2.15%, 02/05/27	57	54,881
3.95%, 09/10/28	171	168,987
3.70%, 03/01/29	171	166,865
2.40%, 02/05/30	100	91,073
2.38%, 05/20/31	221	195,478
2.80%, 02/14/32	64	56,890
4.50%, 01/20/33(a)	100	98,216
3.38%, 02/01/35(a)	87	76,727
5.10%, 02/20/35	75	75,646
3.60%, 09/15/37	214	183,839
3.20%, 05/20/41	75	57,052
3.38%, 02/14/42	82	63,530
4.05%, 11/15/45	87	71,185
4.05%, 03/01/46	74	60,384
4.50%, 09/10/48(a)	87	74,857
3.25%, 02/05/50	189	130,710
3.80%, 10/01/51	87	66,032
2.95%, 03/10/52	59	37,756
3.50%, 02/14/53(a)	189	134,728
4.95%, 05/15/53	200	184,069
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
5.60%, 12/01/54	$75	$ 75,326
3.95%, 08/15/59	135	100,510
3.84%, 03/20/60	249	180,767
3.55%, 05/20/61	100	67,930
2.97%, 09/16/62	200	116,749
3.80%, 04/06/71	141	97,397
3.85%, 02/14/72	69	48,379
		9,953,360
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%, 11/30/26	243	241,624
1.15%, 01/30/28	92	85,110
1.40%, 06/30/30	79	68,402
4.75%, 11/30/36	384	377,970
5.30%, 05/27/40	87	88,865
4.75%, 04/15/43	87	82,292
4.90%, 11/30/46	250	236,577
Agilent Technologies, Inc.
4.20%, 09/09/27	25	24,854
2.75%, 09/15/29	111	102,274
2.30%, 03/12/31	118	102,532
4.75%, 09/09/34	50	48,461
Baxter International, Inc.
2.60%, 08/15/26	127	123,536
1.92%, 02/01/27	200	190,767
2.27%, 12/01/28	509	467,628
3.95%, 04/01/30(a)	87	83,750
3.50%, 08/15/46	87	62,362
3.13%, 12/01/51	79	50,190
Boston Scientific Corp.
2.65%, 06/01/30	171	155,814
4.55%, 03/01/39	130	121,608
4.70%, 03/01/49(a)	93	83,548
Danaher Corp.
4.38%, 09/15/45	75	64,980
2.60%, 10/01/50(a)	87	52,711
2.80%, 12/10/51(a)	140	87,875
DH Europe Finance II SARL
2.60%, 11/15/29	79	72,884
3.25%, 11/15/39	71	56,332
3.40%, 11/15/49	117	83,821
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	400	410,723
4.80%, 08/14/29	40	40,123
5.91%, 11/22/32(a)	200	211,083
6.38%, 11/22/52	100	108,473
Koninklijke Philips NV, 5.00%, 03/15/42	87	80,083
Medtronic Global Holdings SCA
4.25%, 03/30/28	185	184,859
4.50%, 03/30/33	70	68,396
Medtronic, Inc.
4.38%, 03/15/35	362	348,063
4.63%, 03/15/45	200	179,496
Revvity, Inc.
1.90%, 09/15/28	90	82,137
3.30%, 09/15/29	80	74,908
2.25%, 09/15/31(a)	219	184,300
Solventum Corp.
5.45%, 02/25/27	65	65,936
5.40%, 03/01/29	105	107,112
5.45%, 03/13/31	125	127,347
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Solventum Corp. (continued)
5.60%, 03/23/34	$125	$ 126,708
5.90%, 04/30/54(a)	125	123,636
6.00%, 05/15/64	125	122,728
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	216	191,501
Stryker Corp.
4.55%, 02/10/27	75	75,102
4.70%, 02/10/28	75	75,487
4.85%, 12/08/28	50	50,649
4.25%, 09/11/29	75	74,090
4.85%, 02/10/30	75	75,744
4.63%, 09/11/34(a)	50	48,678
5.20%, 02/10/35	125	126,207
4.63%, 03/15/46	214	190,626
2.90%, 06/15/50(a)	87	57,238
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	100	100,875
5.00%, 12/05/26	50	50,506
4.80%, 11/21/27	65	65,830
1.75%, 10/15/28(a)	67	61,377
5.00%, 01/31/29(a)	100	102,241
2.60%, 10/01/29	168	155,471
4.98%, 08/10/30	65	66,300
2.00%, 10/15/31	87	74,402
4.95%, 11/21/32(a)	95	96,165
5.09%, 08/10/33	80	81,032
5.20%, 01/31/34	50	50,832
2.80%, 10/15/41	243	173,928
5.40%, 08/10/43	40	40,008
4.10%, 08/15/47	87	71,822
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	25	25,075
5.35%, 12/01/28	50	51,132
5.05%, 02/19/30	25	25,263
2.60%, 11/24/31	189	165,200
5.20%, 09/15/34(a)	50	49,826
5.50%, 02/19/35	25	25,441
4.45%, 08/15/45	87	73,677
		8,434,603
Health Care Providers & Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	73	45,502
Adventist Health System, 3.63%, 03/01/49(a)	70	47,400
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	68,407
3.39%, 10/15/49	79	56,850
Aetna, Inc.
6.75%, 12/15/37	225	242,071
4.50%, 05/15/42	87	72,182
4.75%, 03/15/44	76	64,459
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	82	50,748
Allina Health System, Series 2021, 2.90%, 11/15/51	70	44,280
Ascension Health
3.95%, 11/15/46	157	127,516
Series B, 2.53%, 11/15/29	53	48,722
Series B, 3.11%, 11/15/39	52	40,754
Banner Health
2.91%, 01/01/42(a)	76	55,474
2.91%, 01/01/51	78	50,739
Series 2020, 3.18%, 01/01/50(a)	63	43,429
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	46,789

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	$72	$ 56,072
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30	63	54,184
Series 2021, 2.84%, 11/15/50	203	130,834
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	86	54,691
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	70	66,531
Series 2018, 4.30%, 07/01/28	64	63,512
Series 2020-2002, 3.21%, 06/01/50	60	41,151
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	80	54,657
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	70	60,273
Centene Corp.
2.45%, 07/15/28	450	410,619
4.63%, 12/15/29	700	670,655
3.00%, 10/15/30	200	174,926
2.50%, 03/01/31	350	295,080
Children’s Health System of Texas, 2.51%, 08/15/50	71	42,770
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	70	58,866
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	32,520
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	54,494
Cigna Group
3.40%, 03/01/27	130	127,476
3.05%, 10/15/27	171	165,453
5.00%, 05/15/29	50	50,674
2.40%, 03/15/30	149	133,560
2.38%, 03/15/31	75	65,440
5.13%, 05/15/31(a)	50	50,753
5.40%, 03/15/33	70	71,268
5.25%, 02/15/34(a)	350	351,874
4.80%, 08/15/38	171	159,783
3.20%, 03/15/40	171	129,586
4.80%, 07/15/46	214	186,611
3.88%, 10/15/47	130	96,972
4.90%, 12/15/48	257	223,826
3.40%, 03/15/50	171	115,435
3.40%, 03/15/51	200	133,921
5.60%, 02/15/54	50	47,600
CommonSpirit Health
3.35%, 10/01/29	194	182,845
2.78%, 10/01/30	78	70,142
5.32%, 12/01/34(a)	145	143,553
4.19%, 10/01/49	171	132,997
6.46%, 11/01/52	69	73,418
5.55%, 12/01/54	100	94,809
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	75	48,401
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	85	62,363
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	32,394
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	58,200
Dignity Health, 5.27%, 11/01/64	74	66,400
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	48,797
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.
4.50%, 10/30/26	$45	$ 45,010
3.65%, 12/01/27	171	167,692
5.15%, 06/15/29	70	71,421
4.75%, 02/15/30	70	70,374
2.25%, 05/15/30	136	121,137
2.55%, 03/15/31	121	106,929
4.95%, 11/01/31	125	125,310
4.10%, 05/15/32	61	57,823
5.50%, 10/15/32(a)	100	103,385
4.75%, 02/15/33	120	117,370
5.38%, 06/15/34	75	75,944
5.20%, 02/15/35	110	110,356
4.63%, 05/15/42	150	132,314
5.10%, 01/15/44	155	143,268
4.65%, 08/15/44	62	53,966
4.38%, 12/01/47	171	140,266
4.55%, 03/01/48	80	66,988
3.70%, 09/15/49	150	108,725
3.13%, 05/15/50	146	94,977
3.60%, 03/15/51	170	120,500
4.55%, 05/15/52(a)	181	148,827
6.10%, 10/15/52	50	51,114
5.13%, 02/15/53	150	134,564
5.65%, 06/15/54	70	67,515
5.70%, 02/15/55	100	97,476
5.85%, 11/01/64	125	122,392
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	48,628
Series 2020, 2.88%, 09/01/50	136	87,551
Hartford HealthCare Corp., 3.45%, 07/01/54	62	44,260
HCA, Inc.
5.25%, 06/15/26	171	171,500
5.38%, 09/01/26	200	201,099
4.50%, 02/15/27	500	498,278
3.13%, 03/15/27	78	75,751
5.20%, 06/01/28	40	40,493
5.63%, 09/01/28(a)	250	255,700
5.88%, 02/01/29	250	257,608
4.13%, 06/15/29	130	126,227
5.25%, 03/01/30	30	30,356
3.50%, 09/01/30(a)	200	185,472
5.45%, 04/01/31	225	228,543
2.38%, 07/15/31	171	145,486
5.50%, 03/01/32	60	60,583
3.63%, 03/15/32	300	271,209
5.50%, 06/01/33	80	80,299
5.60%, 04/01/34	75	75,416
5.45%, 09/15/34	160	158,611
5.75%, 03/01/35	150	151,350
5.13%, 06/15/39	171	158,720
4.38%, 03/15/42	200	164,992
5.50%, 06/15/47	171	157,471
5.25%, 06/15/49	214	188,321
3.50%, 07/15/51(a)	155	102,211
4.63%, 03/15/52	300	238,834
5.90%, 06/01/53	75	71,678
6.00%, 04/01/54	160	154,804
5.95%, 09/15/54(a)	70	67,239
6.20%, 03/01/55	150	148,929
6.10%, 04/01/64	100	96,629
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	$70	$ 53,564
Humana, Inc.
1.35%, 02/03/27	132	124,332
5.75%, 03/01/28	60	61,674
5.75%, 12/01/28	25	25,813
3.70%, 03/23/29	62	59,401
3.13%, 08/15/29(a)	87	80,984
5.38%, 04/15/31	100	100,778
2.15%, 02/03/32	81	66,512
5.88%, 03/01/33	50	51,119
5.95%, 03/15/34(a)	25	25,582
4.63%, 12/01/42	171	142,669
4.95%, 10/01/44	87	75,010
4.80%, 03/15/47	70	57,664
5.50%, 03/15/53(a)	100	89,845
5.75%, 04/15/54	135	125,423
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	87	55,064
Inova Health System Foundation, 4.07%, 05/15/52(a)	74	58,792
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	48,740
Johns Hopkins Health System Corp., 3.84%, 05/15/46	62	49,280
Kaiser Foundation Hospitals
3.15%, 05/01/27	87	85,010
4.15%, 05/01/47	191	158,887
Series 2019, 3.27%, 11/01/49	82	57,586
Series 2021, 2.81%, 06/01/41(a)	101	72,426
Series 2021, 3.00%, 06/01/51	116	75,357
Laboratory Corp. of America Holdings
1.55%, 06/01/26	90	86,935
3.60%, 09/01/27	87	85,230
4.35%, 04/01/30	50	48,989
2.70%, 06/01/31(a)	49	43,255
4.55%, 04/01/32	50	48,669
4.80%, 10/01/34	50	48,143
4.70%, 02/01/45(a)	79	68,568
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	66,166
Series 2020, 3.19%, 07/01/49	87	59,913
Series 2020, 3.34%, 07/01/60	71	47,153
Mayo Clinic
Series 2016, 4.13%, 11/15/52(a)	75	61,390
Series 2021, 3.20%, 11/15/61	66	42,938
MedStar Health, Inc., Series 20 A, 3.63%, 08/15/49	74	53,604
Memorial Health Services, 3.45%, 11/01/49	62	44,859
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	67,084
4.13%, 07/01/52(a)	70	56,519
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	47,522
Montefiore Obligated Group, 4.29%, 09/01/50	64	45,482
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(a)	57	42,432
Mount Sinai Hospital
Series 2019, 3.74%, 07/01/49	75	50,095
Series 2020, 3.39%, 07/01/50(a)	66	40,730
MyMichigan Health, Series 2020, 3.41%, 06/01/50	47	33,215
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	73	63,825
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	87	60,730
4.02%, 08/01/45	53	44,178
2.61%, 08/01/60(a)	87	48,029
Security	Par (000)	Value
Health Care Providers & Services (continued)
New York and Presbyterian Hospital (continued)
Series 2019, 3.95%, 08/01/2119	$72	$ 50,405
Northwell Healthcare, Inc.
3.98%, 11/01/46	70	53,980
4.26%, 11/01/47	70	56,331
3.81%, 11/01/49	57	42,554
Novant Health, Inc.
2.64%, 11/01/36	72	56,571
3.17%, 11/01/51	76	50,204
3.32%, 11/01/61	76	48,845
OhioHealth Corp., 2.83%, 11/15/41(a)	59	42,625
Orlando Health Obligated Group
4.09%, 10/01/48	29	23,586
3.33%, 10/01/50	67	47,805
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	79	67,585
Series 2020, 3.22%, 11/15/50	73	47,774
Piedmont Healthcare, Inc.
2.86%, 01/01/52(a)	66	40,895
Series 2042, 2.72%, 01/01/42	58	40,754
Presbyterian Healthcare Services, 4.88%, 08/01/52	60	54,713
Providence St. Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	82	74,759
Series 21A, 2.70%, 10/01/51	76	44,214
Series A, 3.93%, 10/01/48	77	58,670
Queen’s Health Systems, 4.81%, 07/01/52(a)	67	60,125
Quest Diagnostics, Inc.
4.60%, 12/15/27	225	226,148
4.20%, 06/30/29	87	85,602
4.63%, 12/15/29	50	49,769
2.95%, 06/30/30	75	68,912
2.80%, 06/30/31	71	63,073
5.00%, 12/15/34	50	49,220
4.70%, 03/30/45	87	76,441
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	63	42,663
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	62	38,565
Sentara Health, Series 2021, 2.93%, 11/01/51(a)	71	45,333
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	91	56,608
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	50,009
Summa Health, 3.51%, 11/15/51	70	51,573
Sutter Health
Series 2018, 4.09%, 08/15/48(a)	80	64,467
Series 20A, 2.29%, 08/15/30	66	58,568
Series 20A, 3.16%, 08/15/40	62	47,436
Series 20A, 3.36%, 08/15/50	59	41,295
Texas Health Resources, 2.33%, 11/15/50	58	33,217
Trinity Health Corp.
Series 2019, 3.43%, 12/01/48(a)	73	54,957
Series 2021, 2.63%, 12/01/40	83	60,853
UnitedHealth Group, Inc.
1.15%, 05/15/26	171	165,124
4.75%, 07/15/26	55	55,366
3.45%, 01/15/27(a)	87	85,908
3.38%, 04/15/27	171	168,110
4.60%, 04/15/27	55	55,364
5.25%, 02/15/28(a)	40	41,020
3.85%, 06/15/28	171	168,635
4.25%, 01/15/29	140	139,144
4.70%, 04/15/29	50	50,441
4.00%, 05/15/29	120	117,935
2.88%, 08/15/29	124	116,424

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
4.80%, 01/15/30(a)	$175	$ 176,977
5.30%, 02/15/30	300	309,653
2.00%, 05/15/30	79	69,784
4.90%, 04/15/31	75	75,941
2.30%, 05/15/31	197	172,396
4.95%, 01/15/32	250	251,760
5.35%, 02/15/33	180	184,554
4.50%, 04/15/33	140	135,389
5.00%, 04/15/34	275	273,550
5.15%, 07/15/34(a)	250	251,692
4.63%, 07/15/35(a)	97	94,002
5.80%, 03/15/36	120	126,611
6.88%, 02/15/38	74	85,053
3.50%, 08/15/39	111	90,324
2.75%, 05/15/40	75	54,185
5.95%, 02/15/41	74	77,003
3.05%, 05/15/41	216	159,054
4.63%, 11/15/41	104	93,088
3.95%, 10/15/42	53	43,425
4.25%, 03/15/43	87	74,105
5.50%, 07/15/44	250	246,265
4.75%, 07/15/45	307	274,370
4.20%, 01/15/47	130	105,904
4.25%, 04/15/47	171	140,939
3.75%, 10/15/47	87	65,683
4.45%, 12/15/48	171	142,773
3.70%, 08/15/49	257	188,909
2.90%, 05/15/50	221	139,310
3.25%, 05/15/51	87	58,153
4.75%, 05/15/52	100	86,447
5.88%, 02/15/53	270	273,849
5.05%, 04/15/53	140	126,780
5.38%, 04/15/54	175	166,260
5.63%, 07/15/54	250	245,402
3.88%, 08/15/59	171	122,532
3.13%, 05/15/60(a)	100	60,612
4.95%, 05/15/62	200	173,676
6.05%, 02/15/63	110	113,319
5.20%, 04/15/63	190	171,734
5.50%, 04/15/64	75	71,044
5.75%, 07/15/64	210	206,542
Universal Health Services, Inc.
1.65%, 09/01/26	155	148,356
4.63%, 10/15/29	50	48,694
2.65%, 10/15/30	50	43,828
5.05%, 10/15/34	30	28,443
WakeMed, Series A, 3.29%, 10/01/52(a)	66	45,530
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	60	38,739
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	69,515
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	64	37,412
		26,988,905
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27(a)	87	86,067
3.38%, 08/15/31	141	128,504
2.00%, 05/18/32	73	59,502
1.88%, 02/01/33	102	80,378
Security	Par (000)	Value
Health Care REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
2.95%, 03/15/34	$52	$ 43,449
4.75%, 04/15/35	200	190,468
5.50%, 10/01/35	50	50,222
5.25%, 05/15/36	40	39,015
4.85%, 04/15/49	87	74,532
3.00%, 05/18/51	70	43,143
3.55%, 03/15/52	100	68,340
5.15%, 04/15/53	70	62,191
5.63%, 05/15/54	50	47,683
DOC DR LLC, 2.63%, 11/01/31	87	75,280
Healthcare Realty Holdings LP, 3.10%, 02/15/30	171	156,905
Healthpeak OP LLC
1.35%, 02/01/27	62	58,457
2.13%, 12/01/28	75	68,504
3.50%, 07/15/29	57	54,077
3.00%, 01/15/30	92	84,729
2.88%, 01/15/31	90	80,543
5.25%, 12/15/32	135	135,570
5.38%, 02/15/35(a)	25	24,913
Omega Healthcare Investors, Inc.
4.50%, 04/01/27(a)	87	86,589
4.75%, 01/15/28	87	86,790
3.63%, 10/01/29	104	97,244
3.25%, 04/15/33	71	60,189
Sabra Health Care LP
3.90%, 10/15/29	50	46,973
3.20%, 12/01/31	87	75,554
Ventas Realty LP
3.25%, 10/15/26	87	85,297
4.00%, 03/01/28	257	252,638
3.00%, 01/15/30	50	45,915
2.50%, 09/01/31	121	104,640
5.63%, 07/01/34	25	25,444
5.00%, 01/15/35	25	24,178
5.70%, 09/30/43	100	97,952
Welltower OP LLC
4.25%, 04/01/26	62	61,824
2.05%, 01/15/29	108	98,117
4.13%, 03/15/29	171	167,532
3.10%, 01/15/30	171	158,847
2.75%, 01/15/31	100	89,192
2.80%, 06/01/31	100	88,885
2.75%, 01/15/32	87	75,783
3.85%, 06/15/32	79	73,517
		3,615,572
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
5.70%, 07/01/34	25	25,013
5.50%, 04/15/35	75	73,489
Series H, 3.38%, 12/15/29	171	158,902
Series J, 2.90%, 12/15/31	71	61,558
		318,962
Hotels, Restaurants & Leisure — 0.2%
Brunswick Corp.
2.40%, 08/18/31	66	54,809
5.10%, 04/01/52	71	53,872
Choice Hotels International, Inc.
3.70%, 12/01/29(a)	70	65,899
5.85%, 08/01/34	50	50,105
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.
3.85%, 05/01/27	$100	$ 98,504
4.35%, 10/15/27	25	24,816
4.55%, 10/15/29	25	24,696
6.30%, 10/10/33	50	52,985
Hyatt Hotels Corp.
5.75%, 01/30/27	50	50,866
5.05%, 03/30/28	25	25,111
4.38%, 09/15/28(a)	276	271,562
5.25%, 06/30/29	25	25,243
5.75%, 04/23/30(a)	87	89,415
5.38%, 12/15/31	45	44,822
5.75%, 03/30/32	25	25,134
5.50%, 06/30/34(a)	25	24,539
Las Vegas Sands Corp.
3.50%, 08/18/26	150	147,100
5.90%, 06/01/27	25	25,403
6.00%, 08/15/29	25	25,553
6.20%, 08/15/34	100	100,272
Marriott International, Inc.
5.00%, 10/15/27	55	55,685
5.55%, 10/15/28	50	51,427
5.10%, 04/15/32(a)	60	59,787
5.30%, 05/15/34	175	174,627
5.35%, 03/15/35	100	99,055
5.50%, 04/15/37	125	123,606
Series FF, 4.63%, 06/15/30	171	169,675
Series GG, 3.50%, 10/15/32	171	152,477
Series R, 3.13%, 06/15/26	171	168,113
Series X, 4.00%, 04/15/28	171	167,989
McDonald’s Corp.
3.50%, 03/01/27	171	168,241
3.50%, 07/01/27	240	235,597
3.80%, 04/01/28	171	168,283
4.80%, 08/14/28(a)	50	50,570
5.00%, 05/17/29(a)	25	25,495
2.63%, 09/01/29	100	92,813
4.60%, 05/15/30	50	50,009
4.95%, 08/14/33(a)	75	75,345
5.20%, 05/17/34(a)	25	25,523
4.95%, 03/03/35(a)	110	109,467
4.70%, 12/09/35	79	76,566
6.30%, 10/15/37	200	218,455
6.30%, 03/01/38	171	186,317
3.70%, 02/15/42	74	58,658
4.60%, 05/26/45	171	149,767
4.88%, 12/09/45	171	154,797
4.45%, 03/01/47	87	73,778
3.63%, 09/01/49	151	110,167
4.20%, 04/01/50	88	70,754
5.15%, 09/09/52	100	92,570
5.45%, 08/14/53	75	72,540
Sands China Ltd.
5.40%, 08/08/28	200	199,750
4.38%, 06/18/30	200	188,876
Starbucks Corp.
4.85%, 02/08/27	25	25,187
2.00%, 03/12/27	100	95,435
4.00%, 11/15/28	87	85,630
3.55%, 08/15/29	214	205,649
2.55%, 11/15/30	140	124,869
4.90%, 02/15/31	25	25,295
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
3.00%, 02/14/32(a)	$132	$ 117,537
4.80%, 02/15/33(a)	100	99,363
5.00%, 02/15/34	25	24,894
3.75%, 12/01/47	171	127,328
3.35%, 03/12/50	171	115,907
3.50%, 11/15/50	140	97,607
		6,302,186
Household Durables — 0.1%
D.R. Horton, Inc.
1.30%, 10/15/26	174	165,664
1.40%, 10/15/27	171	158,342
5.00%, 10/15/34	100	97,455
5.50%, 10/15/35	50	50,269
Leggett & Platt, Inc.
3.50%, 11/15/27	70	67,181
4.40%, 03/15/29	171	161,956
3.50%, 11/15/51(a)	105	63,471
Lennar Corp., 4.75%, 11/29/27	141	141,169
MDC Holdings, Inc.(a)
2.50%, 01/15/31	70	60,589
6.00%, 01/15/43	71	69,453
PulteGroup, Inc., 7.88%, 06/15/32(a)	171	195,837
Toll Brothers Finance Corp.
4.88%, 03/15/27	75	75,015
4.35%, 02/15/28	75	73,956
Whirlpool Corp.
2.40%, 05/15/31	86	72,246
4.70%, 05/14/32(a)	70	65,229
5.50%, 03/01/33	50	49,304
5.75%, 03/01/34(a)	25	24,499
4.50%, 06/01/46	87	65,292
		1,656,927
Household Products — 0.0%
Avery Dennison Corp.
2.25%, 02/15/32	87	72,250
5.75%, 03/15/33	90	92,083
Church & Dwight Co., Inc.
2.30%, 12/15/31(a)	171	146,887
5.60%, 11/15/32	140	146,238
Clorox Co., 3.10%, 10/01/27	87	84,366
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	75	64,801
4.50%, 02/16/33(a)	100	99,089
5.30%, 03/01/41	87	87,137
3.20%, 07/30/46	74	52,594
2.88%, 02/07/50	140	92,820
		938,265
Industrial Conglomerates — 0.1%
3M Co.
2.25%, 09/19/26	100	96,932
2.88%, 10/15/27	130	125,148
3.38%, 03/01/29(a)	211	202,078
2.38%, 08/26/29	169	154,274
4.80%, 03/15/30	25	25,078
5.15%, 03/15/35(a)	25	24,992
3.13%, 09/19/46	87	60,101
3.63%, 10/15/47	104	77,856
4.00%, 09/14/48(a)	150	119,213
3.25%, 08/26/49	175	120,355

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates (continued)
3M Co. (continued)
3.70%, 04/15/50(a)	$87	$ 64,718
Carlisle Cos., Inc.(a)
2.75%, 03/01/30	189	171,536
2.20%, 03/01/32	75	62,448
Eaton Corp.
3.10%, 09/15/27	118	114,700
4.15%, 03/15/33(a)	100	95,497
4.15%, 11/02/42	187	160,419
4.70%, 08/23/52(a)	60	53,380
Illinois Tool Works, Inc.
4.88%, 09/15/41	181	171,938
3.90%, 09/01/42	75	62,305
Parker-Hannifin Corp.
4.25%, 09/15/27	70	69,845
3.25%, 06/14/29	341	324,531
4.50%, 09/15/29	100	100,080
4.20%, 11/21/34(a)	87	82,043
4.10%, 03/01/47	87	71,087
4.00%, 06/14/49	87	69,125
Pentair Finance SARL, 5.90%, 07/15/32	100	102,814
Teledyne Technologies, Inc., 2.75%, 04/01/31	171	152,357
Textron, Inc.
3.00%, 06/01/30	171	156,490
5.50%, 05/15/35	50	50,140
		3,141,480
Insurance — 0.7%
Aflac, Inc.
2.88%, 10/15/26	130	126,991
4.75%, 01/15/49	87	76,083
Alleghany Corp.
3.63%, 05/15/30	121	115,958
3.25%, 08/15/51	171	114,059
Allstate Corp.
3.28%, 12/15/26	130	127,365
5.05%, 06/24/29	50	50,781
5.25%, 03/30/33	20	20,260
5.55%, 05/09/35	160	164,172
4.50%, 06/15/43	53	45,585
4.20%, 12/15/46	100	81,077
3.85%, 08/10/49	71	53,627
American Financial Group, Inc., 4.50%, 06/15/47	130	107,487
American International Group, Inc.
5.13%, 03/27/33	70	70,099
4.80%, 07/10/45	100	89,724
4.75%, 04/01/48(a)	171	151,173
4.38%, 06/30/50(a)	87	72,155
Aon Corp.
4.50%, 12/15/28(a)	171	170,573
3.75%, 05/02/29	171	165,260
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	55	53,291
2.05%, 08/23/31	87	73,914
2.60%, 12/02/31	59	51,356
5.00%, 09/12/32	270	270,507
5.35%, 02/28/33	25	25,421
2.90%, 08/23/51	100	61,382
3.90%, 02/28/52	181	134,102
Aon Global Ltd.
4.60%, 06/14/44	87	74,986
Security	Par (000)	Value
Insurance (continued)
Aon Global Ltd. (continued)
4.75%, 05/15/45	$87	$ 76,138
Aon North America, Inc.
5.13%, 03/01/27(a)	75	75,810
5.15%, 03/01/29(a)	100	101,770
5.30%, 03/01/31(a)	100	102,314
5.45%, 03/01/34	100	101,822
5.75%, 03/01/54	170	167,655
Arch Capital Finance LLC, 4.01%, 12/15/26	171	168,950
Arch Capital Group Ltd., 3.64%, 06/30/50	100	72,666
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	66	61,417
Arthur J Gallagher & Co.
4.60%, 12/15/27(a)	70	70,151
2.40%, 11/09/31	87	74,435
5.00%, 02/15/32(a)	40	39,997
5.45%, 07/15/34	300	304,591
5.15%, 02/15/35	150	148,644
3.50%, 05/20/51	87	60,499
5.75%, 03/02/53	16	15,650
6.75%, 02/15/54	70	77,567
5.75%, 07/15/54	100	98,516
5.55%, 02/15/55	180	172,723
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	300	314,312
Athene Holding Ltd.
6.15%, 04/03/30	100	105,149
6.65%, 02/01/33(a)	100	106,499
5.88%, 01/15/34	50	50,782
3.95%, 05/25/51	66	47,249
6.25%, 04/01/54	150	150,230
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	133	128,593
1.85%, 03/12/30(a)	87	77,806
1.45%, 10/15/30(a)	155	133,597
4.40%, 05/15/42	74	68,090
4.30%, 05/15/43	87	77,023
4.25%, 01/15/49	171	144,778
2.85%, 10/15/50	171	109,711
2.50%, 01/15/51	132	78,344
3.85%, 03/15/52	400	307,910
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	200	186,836
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	293,663
5.63%, 05/15/30(a)	71	73,516
4.70%, 06/22/47	103	80,294
Brown & Brown, Inc.
2.38%, 03/15/31	171	146,793
5.65%, 06/11/34(a)	50	50,877
4.95%, 03/17/52	65	56,024
Chubb Corp.
6.00%, 05/11/37	50	53,575
Series 1, 6.50%, 05/15/38	74	83,095
Chubb INA Holdings LLC
3.35%, 05/03/26	138	136,512
4.65%, 08/15/29	75	75,632
1.38%, 09/15/30	346	294,287
5.00%, 03/15/34(a)	200	200,200
6.70%, 05/15/36	150	168,329
4.15%, 03/13/43	53	44,582
4.35%, 11/03/45	100	85,896
2.85%, 12/15/51(a)	87	55,857
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC (continued)
3.05%, 12/15/61	$59	$ 36,372
CNA Financial Corp., 3.90%, 05/01/29	87	84,376
CNO Financial Group, Inc., 6.45%, 06/15/34	75	78,213
Corebridge Financial, Inc.
3.65%, 04/05/27	75	73,686
3.85%, 04/05/29	175	169,204
3.90%, 04/05/32	175	161,775
6.05%, 09/15/33	50	52,170
5.75%, 01/15/34	50	51,312
4.35%, 04/05/42	75	62,716
4.40%, 04/05/52(a)	125	100,042
(5-year CMT + 3.85%), 6.88%, 12/15/52(b)	100	102,195
Enstar Group Ltd., 3.10%, 09/01/31	124	106,894
Equitable Holdings, Inc.
4.35%, 04/20/28	171	169,532
5.59%, 01/11/33	150	154,215
5.00%, 04/20/48	89	79,816
Essent Group Ltd., 6.25%, 07/01/29	25	25,751
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	87	58,544
3.13%, 10/15/52	155	94,895
F&G Annuities & Life, Inc.
7.40%, 01/13/28	50	52,149
6.50%, 06/04/29	25	25,448
6.25%, 10/04/34(a)	25	24,213
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	171	168,655
5.63%, 08/16/32	80	81,707
6.35%, 03/22/54	135	137,532
6.10%, 03/15/55(d)	50	49,188
Fidelity National Financial, Inc.
3.40%, 06/15/30(a)	87	80,177
3.20%, 09/17/51	58	35,611
First American Financial Corp.
2.40%, 08/15/31	78	65,806
5.45%, 09/30/34	25	24,461
Globe Life, Inc.
2.15%, 08/15/30	40	34,662
5.85%, 09/15/34(a)	25	25,601
Hanover Insurance Group, Inc.
4.50%, 04/15/26	104	103,723
2.50%, 09/01/30	87	76,374
Hartford Financial Services Group, Inc.
2.80%, 08/19/29	87	80,377
5.95%, 10/15/36	100	104,205
6.10%, 10/01/41	74	76,365
2.90%, 09/15/51	71	44,848
Jackson Financial, Inc., 3.13%, 11/23/31	171	148,750
Kemper Corp., 3.80%, 02/23/32	74	66,581
Lincoln National Corp.
3.80%, 03/01/28(a)	57	55,689
5.85%, 03/15/34(a)	25	25,715
6.30%, 10/09/37	87	91,126
4.35%, 03/01/48	70	55,379
4.38%, 06/15/50(a)	87	68,692
Loews Corp.
3.75%, 04/01/26	87	86,499
3.20%, 05/15/30	114	106,673
Manulife Financial Corp.
2.48%, 05/19/27(a)	171	164,475
3.70%, 03/16/32	67	62,088
5.38%, 03/04/46	71	69,277
Security	Par (000)	Value
Insurance (continued)
Manulife Financial Corp. (continued)
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	$87	$ 85,536
Markel Group, Inc.
3.35%, 09/17/29(a)	82	77,753
4.30%, 11/01/47	130	103,880
4.15%, 09/17/50	87	66,851
3.45%, 05/07/52	75	50,799
6.00%, 05/16/54(a)	40	40,334
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	85	85,401
4.38%, 03/15/29	171	170,403
4.65%, 03/15/30	175	175,316
2.25%, 11/15/30	59	52,121
4.85%, 11/15/31	175	175,596
2.38%, 12/15/31	65	55,949
5.75%, 11/01/32	50	52,746
5.40%, 09/15/33	50	51,470
5.15%, 03/15/34	225	227,054
5.00%, 03/15/35	285	282,036
5.35%, 11/15/44	50	48,845
4.35%, 01/30/47	87	73,564
4.20%, 03/01/48	87	71,886
4.90%, 03/15/49	171	155,033
2.90%, 12/15/51	52	32,661
6.25%, 11/01/52	25	26,892
5.70%, 09/15/53	100	101,498
5.45%, 03/15/54	25	24,271
5.40%, 03/15/55	225	217,216
MetLife, Inc.
4.55%, 03/23/30(a)	171	171,192
5.38%, 07/15/33	50	51,529
6.38%, 06/15/34	307	336,469
5.30%, 12/15/34(a)	50	50,812
5.88%, 02/06/41	100	103,865
4.13%, 08/13/42	75	63,065
4.88%, 11/13/43	200	182,858
4.72%, 12/15/44	50	44,345
4.05%, 03/01/45	87	70,561
4.60%, 05/13/46	200	175,237
5.00%, 07/15/52(a)	60	54,484
5.25%, 01/15/54	100	94,971
NMI Holdings, Inc., 6.00%, 08/15/29	25	25,311
Old Republic International Corp.
5.75%, 03/28/34	25	25,589
3.85%, 06/11/51	70	49,843
Primerica, Inc., 2.80%, 11/19/31	74	64,266
Principal Financial Group, Inc.
3.10%, 11/15/26	171	167,096
3.70%, 05/15/29	100	96,737
5.38%, 03/15/33	40	40,698
4.63%, 09/15/42	50	45,019
4.30%, 11/15/46	87	73,111
5.50%, 03/15/53	45	44,070
Progressive Corp.
2.45%, 01/15/27	87	84,266
2.50%, 03/15/27	66	63,821
4.00%, 03/01/29	75	73,926
3.00%, 03/15/32	145	129,658
4.95%, 06/15/33	40	40,224
4.35%, 04/25/44	74	63,474
3.70%, 01/26/45	70	54,807
4.13%, 04/15/47	87	71,173

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (continued)
4.20%, 03/15/48	$87	$ 72,081
3.70%, 03/15/52	60	44,536
Prudential Financial, Inc.
3.88%, 03/27/28	120	118,236
5.20%, 03/14/35	50	50,048
3.00%, 03/10/40	171	128,423
4.60%, 05/15/44	87	76,655
3.91%, 12/07/47	87	67,050
3.94%, 12/07/49	156	118,864
4.35%, 02/25/50	171	141,228
3.70%, 03/13/51(a)	200	147,178
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(b)	171	171,756
(5-year CMT + 2.85%), 6.75%, 03/01/53(b)	150	156,532
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	71	64,069
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)	107	101,849
Prudential Funding Asia PLC(a)
3.13%, 04/14/30	171	158,946
3.63%, 03/24/32	87	80,023
Reinsurance Group of America, Inc.
3.90%, 05/15/29	82	79,481
6.00%, 09/15/33(a)	20	20,748
5.75%, 09/15/34	75	76,288
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	60	61,068
5.80%, 04/01/35(a)	25	25,604
Travelers Cos., Inc.
6.75%, 06/20/36	87	98,179
6.25%, 06/15/37	87	94,435
5.35%, 11/01/40	200	197,852
4.60%, 08/01/43	148	132,019
4.30%, 08/25/45	87	73,597
4.00%, 05/30/47	87	70,285
4.10%, 03/04/49	87	69,695
5.45%, 05/25/53	40	39,280
Travelers Property Casualty Corp., 6.38%, 03/15/33	74	81,804
Unum Group
4.00%, 06/15/29	71	68,942
5.75%, 08/15/42	87	85,644
4.50%, 12/15/49	37	29,589
4.13%, 06/15/51	75	56,300
W R Berkley Corp.
4.00%, 05/12/50	87	66,850
3.55%, 03/30/52	87	61,132
Willis North America, Inc.
4.65%, 06/15/27	71	71,044
4.50%, 09/15/28(a)	257	255,060
5.35%, 05/15/33	40	40,322
5.05%, 09/15/48	100	88,408
3.88%, 09/15/49	100	73,416
5.90%, 03/05/54	75	73,891
		21,384,493
Interactive Media & Services — 0.1%
Alphabet, Inc.
2.00%, 08/15/26(a)	427	414,926
0.80%, 08/15/27	93	86,390
1.10%, 08/15/30	112	95,411
1.90%, 08/15/40	159	106,494
2.05%, 08/15/50	140	79,306
2.25%, 08/15/60(a)	257	142,633
Meta Platforms, Inc.
3.50%, 08/15/27	500	492,903
Security	Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
4.60%, 05/15/28	$60	$ 60,724
4.30%, 08/15/29	85	84,982
4.80%, 05/15/30	60	61,295
4.55%, 08/15/31	100	100,249
3.85%, 08/15/32	415	392,517
4.95%, 05/15/33	60	60,743
4.75%, 08/15/34	225	223,403
4.45%, 08/15/52	140	119,192
5.60%, 05/15/53	360	362,927
5.40%, 08/15/54	360	352,730
4.65%, 08/15/62	200	171,416
5.75%, 05/15/63	160	162,472
5.55%, 08/15/64	290	285,331
Netflix, Inc.
5.88%, 11/15/28	200	209,167
6.38%, 05/15/29	200	214,047
5.40%, 08/15/54	150	147,151
		4,426,409
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	200	194,686
2.13%, 02/09/31	200	174,780
4.50%, 11/28/34	250	238,430
5.25%, 05/26/35(d)	200	200,676
2.70%, 02/09/41(a)	200	138,674
4.20%, 12/06/47(a)	249	202,810
3.15%, 02/09/51	284	187,156
3.25%, 02/09/61	200	126,086
Amazon.com, Inc.
1.00%, 05/12/26	291	281,274
3.30%, 04/13/27	250	245,802
1.20%, 06/03/27	341	320,638
1.65%, 05/12/28	291	269,927
3.45%, 04/13/29	238	232,151
4.65%, 12/01/29	400	407,699
1.50%, 06/03/30	211	183,268
2.10%, 05/12/31	341	297,242
3.60%, 04/13/32(a)	354	333,582
4.70%, 12/01/32(a)	400	403,442
4.80%, 12/05/34(a)	204	206,050
3.88%, 08/22/37	171	153,733
2.88%, 05/12/41	240	179,276
4.95%, 12/05/44	87	84,452
4.05%, 08/22/47	400	332,693
2.50%, 06/03/50(a)	171	103,443
3.10%, 05/12/51(a)	400	271,705
3.95%, 04/13/52	354	282,102
4.25%, 08/22/57	341	280,712
2.70%, 06/03/60	171	99,403
3.25%, 05/12/61	121	79,873
4.10%, 04/13/62	121	95,878
Booking Holdings, Inc.
3.60%, 06/01/26	257	254,738
4.63%, 04/13/30	171	171,359
eBay, Inc.
1.40%, 05/10/26	70	67,673
3.60%, 06/05/27	171	167,789
2.70%, 03/11/30(a)	171	155,694
2.60%, 05/10/31	201	176,949
4.00%, 07/15/42	50	40,560
3.65%, 05/10/51	87	62,792
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
Expedia Group, Inc.
4.63%, 08/01/27	$100	$ 99,948
3.80%, 02/15/28	130	126,772
3.25%, 02/15/30	142	132,359
2.95%, 03/15/31	54	48,378
5.40%, 02/15/35	75	74,696
JD.com, Inc., 3.38%, 01/14/30(a)	200	188,250
Uber Technologies, Inc.
4.30%, 01/15/30	200	196,415
4.80%, 09/15/34	150	145,682
5.35%, 09/15/54	125	116,763
VeriSign, Inc., 4.75%, 07/15/27	171	170,759
		9,005,219
IT Services — 0.2%
Accenture Capital, Inc.
3.90%, 10/04/27	55	54,639
4.05%, 10/04/29	75	73,941
4.25%, 10/04/31	75	73,633
4.50%, 10/04/34	200	193,253
CGI, Inc.
1.45%, 09/14/26	87	83,197
4.95%, 03/14/30(d)	25	25,001
2.30%, 09/14/31	87	74,077
DXC Technology Co.
1.80%, 09/15/26	104	99,565
2.38%, 09/15/28	71	64,797
Fortinet, Inc., 2.20%, 03/15/31	152	132,172
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	100	100,416
4.60%, 02/05/29	100	100,350
4.75%, 02/05/31	100	100,079
4.90%, 02/05/34	100	98,412
5.25%, 02/05/44(a)	100	95,331
5.30%, 02/05/54(a)	200	187,065
International Business Machines Corp.
3.30%, 05/15/26	257	254,255
3.30%, 01/27/27	100	98,142
2.20%, 02/09/27	200	192,449
1.70%, 05/15/27	289	273,575
4.15%, 07/27/27	100	99,531
4.50%, 02/06/28	250	251,319
4.65%, 02/10/28	100	100,638
3.50%, 05/15/29	381	365,931
4.80%, 02/10/30	100	100,729
1.95%, 05/15/30	121	106,370
2.72%, 02/09/32	180	158,470
5.00%, 02/10/32	100	100,773
4.40%, 07/27/32	100	96,826
5.88%, 11/29/32	87	92,560
5.20%, 02/10/35	100	100,198
4.15%, 05/15/39	350	308,052
2.85%, 05/15/40	345	252,069
4.00%, 06/20/42	148	122,093
4.25%, 05/15/49	330	269,079
2.95%, 05/15/50	116	73,915
4.90%, 07/27/52(a)	100	89,041
5.70%, 02/10/55(a)	100	99,183
Security	Par (000)	Value
IT Services (continued)
Kyndryl Holdings, Inc., 4.10%, 10/15/41	$171	$ 132,546
Leidos, Inc., 2.30%, 02/15/31	130	111,754
		5,405,426
Leisure Products — 0.0%
Hasbro, Inc.
3.55%, 11/19/26	75	73,612
3.90%, 11/19/29	75	71,343
6.05%, 05/14/34	25	25,661
6.35%, 03/15/40	87	89,465
5.10%, 05/15/44	60	52,182
		312,263
Machinery — 0.3%
AGCO Corp.
5.45%, 03/21/27	50	50,614
5.80%, 03/21/34(a)	50	50,703
Caterpillar Financial Services Corp.
4.35%, 05/15/26	100	100,169
1.15%, 09/14/26(a)	155	148,284
4.45%, 10/16/26	50	50,208
4.50%, 01/07/27	25	25,112
1.70%, 01/08/27(a)	87	83,327
4.50%, 01/08/27	25	25,141
5.00%, 05/14/27	50	50,794
3.60%, 08/12/27	100	98,564
4.40%, 10/15/27	50	50,189
4.60%, 11/15/27	50	50,362
4.40%, 03/03/28	50	50,134
4.85%, 02/27/29	50	50,798
4.38%, 08/16/29(a)	50	49,906
4.70%, 11/15/29	150	151,536
4.80%, 01/08/30(a)	25	25,350
Caterpillar, Inc.
2.60%, 09/19/29	70	65,005
2.60%, 04/09/30	87	80,070
1.90%, 03/12/31(a)	157	136,291
5.20%, 05/27/41	206	203,734
3.80%, 08/15/42	200	164,725
3.25%, 09/19/49	171	120,145
3.25%, 04/09/50	171	120,437
CNH Industrial Capital LLC
1.45%, 07/15/26	78	75,020
4.75%, 03/21/28	45	45,072
4.55%, 04/10/28(a)	40	39,894
5.50%, 01/12/29(a)	100	102,800
5.10%, 04/20/29	50	50,629
Deere & Co.
5.38%, 10/16/29	200	208,847
3.10%, 04/15/30	87	81,647
5.45%, 01/16/35	75	77,663
3.90%, 06/09/42	96	81,160
2.88%, 09/07/49	68	45,148
3.75%, 04/15/50	100	77,868
Dover Corp., 2.95%, 11/04/29	60	55,801
Flowserve Corp., 2.80%, 01/15/32	70	59,874
IDEX Corp., 2.63%, 06/15/31	67	58,400
Ingersoll Rand, Inc.
5.20%, 06/15/27	50	50,684
5.18%, 06/15/29	50	50,848
5.70%, 08/14/33	200	206,418

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand, Inc. (continued)
5.45%, 06/15/34	$50	$ 50,739
5.70%, 06/15/54	100	99,111
John Deere Capital Corp.
4.75%, 06/08/26	60	60,353
2.25%, 09/14/26(a)	87	84,591
1.30%, 10/13/26(a)	90	86,166
4.50%, 01/08/27	100	100,584
1.70%, 01/11/27	257	246,019
4.85%, 03/05/27	50	50,611
4.90%, 06/11/27	75	76,036
4.20%, 07/15/27(a)	45	45,032
4.15%, 09/15/27	100	99,834
3.05%, 01/06/28	75	72,920
4.65%, 01/07/28	50	50,620
4.75%, 01/20/28	50	50,718
1.50%, 03/06/28	87	80,535
4.95%, 07/14/28	35	35,709
4.50%, 01/16/29	120	120,568
3.35%, 04/18/29(a)	61	58,824
4.85%, 06/11/29	75	76,217
2.80%, 07/18/29(a)	110	103,190
4.85%, 10/11/29	50	50,977
2.45%, 01/09/30	75	68,843
4.70%, 06/10/30	60	60,600
1.45%, 01/15/31(a)	155	131,574
4.90%, 03/07/31	50	50,833
2.00%, 06/17/31	200	172,482
4.40%, 09/08/31	100	99,006
4.35%, 09/15/32	100	97,532
5.10%, 04/11/34	250	253,005
5.05%, 06/12/34	75	75,415
Kennametal, Inc., 2.80%, 03/01/31	55	48,662
Nordson Corp.
4.50%, 12/15/29	25	24,616
5.80%, 09/15/33	25	26,101
nVent Finance SARL
2.75%, 11/15/31	65	55,862
5.65%, 05/15/33	40	39,870
Otis Worldwide Corp.
5.25%, 08/16/28	30	30,660
2.57%, 02/15/30	171	154,766
3.11%, 02/15/40	171	130,029
3.36%, 02/15/50	69	47,695
Regal Rexnord Corp.
6.05%, 04/15/28(a)	120	123,105
6.30%, 02/15/30	200	208,005
6.40%, 04/15/33	100	103,804
Rockwell Automation, Inc.
1.75%, 08/15/31(a)	86	72,834
2.80%, 08/15/61	60	34,806
Snap-on, Inc., 3.10%, 05/01/50	171	114,737
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	100	104,243
4.25%, 11/15/28	171	169,467
2.30%, 03/15/30	71	62,895
3.00%, 05/15/32	76	66,022
4.85%, 11/15/48	87	73,651
2.75%, 11/15/50	75	43,057
Security	Par (000)	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	$87	$ 87,132
Xylem, Inc., 4.38%, 11/01/46	87	72,305
		7,972,339
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	115	117,334
3.75%, 02/15/28	87	84,325
4.20%, 03/15/28	200	196,136
2.25%, 01/15/29	286	257,578
5.05%, 03/30/29	171	170,210
6.10%, 06/01/29	100	103,255
2.80%, 04/01/31	141	121,738
4.40%, 04/01/33	300	271,227
6.65%, 02/01/34	150	155,479
6.55%, 06/01/34	100	102,867
6.38%, 10/23/35	227	230,045
5.38%, 04/01/38	171	154,156
3.50%, 06/01/41	171	118,456
3.50%, 03/01/42	87	59,514
6.48%, 10/23/45	357	339,391
5.38%, 05/01/47	257	212,945
5.75%, 04/01/48	220	189,742
5.13%, 07/01/49	171	135,722
4.80%, 03/01/50	324	244,274
3.70%, 04/01/51	204	128,647
3.90%, 06/01/52	275	177,823
5.25%, 04/01/53	238	192,328
6.83%, 10/23/55	87	84,647
3.85%, 04/01/61	253	153,662
4.40%, 12/01/61	271	179,950
3.95%, 06/30/62(a)	100	61,439
Comcast Corp.
2.35%, 01/15/27	148	143,021
3.30%, 02/01/27	171	168,037
3.30%, 04/01/27	341	334,527
5.35%, 11/15/27	90	92,312
3.15%, 02/15/28	214	207,155
3.55%, 05/01/28	171	166,731
4.15%, 10/15/28	379	374,867
4.55%, 01/15/29	80	80,328
5.10%, 06/01/29	100	102,315
2.65%, 02/01/30	163	149,224
3.40%, 04/01/30	182	172,228
4.25%, 10/15/30	171	167,817
1.95%, 01/15/31	246	211,116
1.50%, 02/15/31(a)	281	234,856
5.50%, 11/15/32	100	103,919
4.25%, 01/15/33	112	106,479
4.65%, 02/15/33	160	156,836
4.80%, 05/15/33	80	78,781
5.30%, 06/01/34	100	101,673
4.20%, 08/15/34(a)	482	450,226
4.40%, 08/15/35	87	81,703
3.20%, 07/15/36(a)	87	71,915
6.45%, 03/15/37	200	218,972
3.90%, 03/01/38	87	74,666
4.60%, 10/15/38	130	119,706
3.25%, 11/01/39	171	132,788
3.75%, 04/01/40(a)	171	140,267
4.65%, 07/15/42	100	88,974
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.75%, 03/01/44	$67	$ 59,691
3.40%, 07/15/46	87	62,258
4.00%, 08/15/47	87	67,901
3.97%, 11/01/47	257	198,433
4.00%, 03/01/48	87	67,369
4.70%, 10/15/48	214	185,393
4.00%, 11/01/49	216	165,711
3.45%, 02/01/50	150	103,834
2.80%, 01/15/51	149	89,814
2.89%, 11/01/51	505	307,985
2.45%, 08/15/52(a)	291	159,552
5.35%, 05/15/53(a)	380	354,471
5.65%, 06/01/54	90	88,136
2.94%, 11/01/56	507	297,888
4.95%, 10/15/58	171	148,712
2.65%, 08/15/62	150	78,816
2.99%, 11/01/63	301	171,126
5.50%, 05/15/64	180	169,056
Discovery Communications LLC
3.95%, 03/20/28	108	103,776
5.00%, 09/20/37	87	73,387
6.35%, 06/01/40	100	93,180
5.20%, 09/20/47(a)	146	115,253
FactSet Research Systems, Inc.
2.90%, 03/01/27	75	72,640
3.45%, 03/01/32	70	63,027
Fox Corp.
4.71%, 01/25/29	171	170,396
3.50%, 04/08/30	200	188,648
6.50%, 10/13/33	50	53,553
5.48%, 01/25/39	100	96,418
5.58%, 01/25/49	171	160,165
Grupo Televisa SAB
6.63%, 01/15/40	87	80,188
5.00%, 05/13/45	200	146,188
NBCUniversal Media LLC
5.95%, 04/01/41	109	112,704
4.45%, 01/15/43	72	62,123
Paramount Global
3.38%, 02/15/28	87	83,564
3.70%, 06/01/28	87	83,820
7.88%, 07/30/30	100	109,856
4.95%, 01/15/31	171	164,321
4.20%, 05/19/32	171	153,349
6.88%, 04/30/36(a)	87	89,254
4.85%, 07/01/42	82	65,557
4.38%, 03/15/43	184	136,284
5.85%, 09/01/43	189	165,490
4.95%, 05/19/50	171	131,031
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	99,303
Time Warner Cable LLC
6.55%, 05/01/37	212	210,287
6.75%, 06/15/39	199	198,886
5.88%, 11/15/40	87	79,767
5.50%, 09/01/41	300	260,204
4.50%, 09/15/42(a)	87	66,273
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	171	165,714
2.95%, 06/15/27(a)	130	126,472
4.13%, 06/01/44	87	72,508
Security	Par (000)	Value
Media (continued)
TWDC Enterprises 18 Corp. (continued)
3.00%, 07/30/46	$75	$ 51,111
Series E, 4.13%, 12/01/41	87	74,065
Walt Disney Co.
3.38%, 11/15/26	257	253,613
3.70%, 03/23/27	300	297,298
2.20%, 01/13/28	171	162,119
2.00%, 09/01/29	587	530,332
3.80%, 03/22/30	171	165,786
2.65%, 01/13/31	644	581,788
6.20%, 12/15/34(a)	62	68,162
6.40%, 12/15/35	131	145,943
6.65%, 11/15/37	214	242,893
4.63%, 03/23/40(a)	171	160,829
3.50%, 05/13/40	275	223,144
5.40%, 10/01/43	100	99,062
4.75%, 09/15/44	87	78,970
4.95%, 10/15/45	15	13,934
2.75%, 09/01/49	171	107,476
4.70%, 03/23/50(a)	123	109,870
3.60%, 01/13/51	290	213,747
3.80%, 05/13/60	71	52,007
		19,236,210
Metals & Mining — 0.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	183,812
ArcelorMittal SA
6.55%, 11/29/27	50	52,059
4.25%, 07/16/29	75	73,230
6.80%, 11/29/32(a)	50	53,817
6.00%, 06/17/34(a)	50	51,173
7.00%, 10/15/39	79	86,195
6.75%, 03/01/41	100	104,150
6.35%, 06/17/54(a)	50	49,674
Barrick North America Finance LLC
5.70%, 05/30/41	87	86,517
5.75%, 05/01/43	137	137,178
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	89,259
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	125	126,572
4.75%, 02/28/28	60	60,639
5.10%, 09/08/28(a)	125	127,688
5.00%, 02/21/30	125	127,025
5.25%, 09/08/30	125	128,441
5.13%, 02/21/32	100	101,075
4.90%, 02/28/33	35	34,666
5.25%, 09/08/33	125	126,481
5.30%, 02/21/35	150	151,290
4.13%, 02/24/42	87	73,401
5.00%, 09/30/43	400	374,232
Freeport-McMoRan, Inc.
5.00%, 09/01/27(a)	71	70,999
4.13%, 03/01/28	87	85,464
4.38%, 08/01/28	71	70,118
5.25%, 09/01/29(a)	71	71,626
4.25%, 03/01/30	271	261,075
4.63%, 08/01/30	103	100,623
5.40%, 11/14/34	87	87,015
5.45%, 03/15/43	156	146,273
Newmont Corp.
2.80%, 10/01/29	185	171,875
2.25%, 10/01/30	87	77,039

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Newmont Corp. (continued)
5.88%, 04/01/35	$87	$ 91,112
6.25%, 10/01/39	200	214,720
4.88%, 03/15/42	223	205,265
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	50	50,461
Nucor Corp.
4.30%, 05/23/27	79	78,863
3.95%, 05/01/28	171	168,553
2.70%, 06/01/30	171	155,886
4.65%, 06/01/30(a)	50	49,850
5.10%, 06/01/35	50	49,304
2.98%, 12/15/55(a)	87	52,903
Precision Castparts Corp., 4.38%, 06/15/45	87	75,822
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	171	184,744
5.20%, 11/02/40	62	60,448
2.75%, 11/02/51	216	131,837
Rio Tinto Finance USA PLC
4.38%, 03/12/27(a)	45	45,108
4.50%, 03/14/28(a)	50	50,291
4.88%, 03/14/30(a)	110	111,131
5.00%, 03/14/32	65	65,289
5.00%, 03/09/33(a)	65	65,383
5.25%, 03/14/35	275	277,112
4.75%, 03/22/42	62	56,353
4.13%, 08/21/42	87	73,216
5.13%, 03/09/53(a)	70	64,633
5.75%, 03/14/55	165	165,274
5.88%, 03/14/65	80	80,911
Southern Copper Corp.
6.75%, 04/16/40	80	86,517
5.25%, 11/08/42	150	138,825
5.88%, 04/23/45	277	270,906
Steel Dynamics, Inc.
1.65%, 10/15/27	87	80,926
3.45%, 04/15/30	90	84,411
3.25%, 01/15/31	72	65,940
5.38%, 08/15/34	50	50,133
5.25%, 05/15/35	75	74,284
3.25%, 10/15/50(a)	44	28,984
5.75%, 05/15/55	40	38,755
Timken Co.
4.50%, 12/15/28	87	86,252
4.13%, 04/01/32	75	69,538
Vale Overseas Ltd.(a)
3.75%, 07/08/30	171	158,544
6.13%, 06/12/33	300	307,350
6.88%, 11/10/39	28	30,410
6.40%, 06/28/54	200	197,100
Vale SA, 5.63%, 09/11/42	171	167,387
Valmont Industries, Inc., 5.00%, 10/01/44	171	156,371
		8,257,783
Office REITs — 0.1%
Boston Properties LP
6.75%, 12/01/27	100	104,584
4.50%, 12/01/28	171	167,927
3.40%, 06/21/29	100	93,414
2.90%, 03/15/30	83	74,736
3.25%, 01/30/31(a)	171	153,156
2.55%, 04/01/32	130	107,116
6.50%, 01/15/34(a)	75	79,076
Security	Par (000)	Value
Office REITs (continued)
Boston Properties LP (continued)
5.75%, 01/15/35(a)	$50	$ 49,485
COPT Defense Properties LP
2.00%, 01/15/29	70	62,512
2.75%, 04/15/31	50	43,322
2.90%, 12/01/33	87	70,498
Cousins Properties LP, 5.38%, 02/15/32	30	29,876
Highwoods Realty LP
4.13%, 03/15/28	87	84,340
3.05%, 02/15/30	87	77,697
Kilroy Realty LP
4.75%, 12/15/28	300	295,399
2.50%, 11/15/32	67	53,124
2.65%, 11/15/33	71	55,206
Piedmont Operating Partnership LP, 3.15%, 08/15/30	87	76,376
		1,677,844
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.(d)
6.10%, 02/15/35	25	24,892
5.35%, 07/01/49(a)	150	124,331
6.75%, 02/15/55	50	48,908
Boardwalk Pipelines LP
4.80%, 05/03/29	87	87,059
3.60%, 09/01/32	200	178,588
5.63%, 08/01/34	25	25,187
BP Capital Markets America, Inc.
3.12%, 05/04/26	62	61,155
3.02%, 01/16/27	77	75,268
3.54%, 04/06/27	171	168,307
5.02%, 11/17/27	200	203,250
3.94%, 09/21/28	87	85,521
4.23%, 11/06/28	171	169,552
4.70%, 04/10/29	75	75,513
4.97%, 10/17/29	75	76,346
4.87%, 11/25/29	75	76,066
3.63%, 04/06/30	171	163,175
1.75%, 08/10/30	90	77,721
2.72%, 01/12/32	87	76,362
4.81%, 02/13/33(a)	250	245,814
4.89%, 09/11/33	160	157,651
4.99%, 04/10/34	75	74,263
5.23%, 11/17/34	265	266,362
3.06%, 06/17/41	70	51,409
3.00%, 02/24/50(a)	171	110,539
2.77%, 11/10/50(a)	141	86,580
2.94%, 06/04/51	250	157,738
3.00%, 03/17/52(a)	287	181,890
3.38%, 02/08/61(a)	223	144,620
BP Capital Markets PLC
3.28%, 09/19/27	87	84,904
3.72%, 11/28/28(a)	171	166,848
Canadian Natural Resources Ltd.
3.85%, 06/01/27	87	85,610
2.95%, 07/15/30	87	78,625
5.40%, 12/15/34(a)(d)	25	24,700
6.50%, 02/15/37(a)	200	210,176
6.25%, 03/15/38	75	77,810
4.95%, 06/01/47	100	85,947
Cenovus Energy, Inc.
2.65%, 01/15/32	74	62,561
5.25%, 06/15/37	53	50,923
6.75%, 11/15/39(a)	200	215,599
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc. (continued)
5.40%, 06/15/47	$52	$ 46,309
3.75%, 02/15/52(a)	66	45,324
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	257	259,112
3.70%, 11/15/29	87	83,077
2.74%, 12/31/39	87	69,617
Cheniere Energy Partners LP
4.50%, 10/01/29	200	194,527
4.00%, 03/01/31	150	140,674
3.25%, 01/31/32	200	176,008
5.95%, 06/30/33	100	102,703
5.75%, 08/15/34	100	101,416
Cheniere Energy, Inc., 5.65%, 04/15/34	100	101,158
Chevron Corp.
2.95%, 05/16/26	214	210,993
2.00%, 05/11/27	190	181,739
2.24%, 05/11/30	163	146,369
3.08%, 05/11/50(a)	69	46,896
Chevron USA, Inc.
4.41%, 02/26/27(a)	30	30,193
1.02%, 08/12/27	114	106,112
3.85%, 01/15/28	257	255,638
4.48%, 02/26/28	75	75,528
4.69%, 04/15/30	75	75,637
4.82%, 04/15/32	75	75,449
4.98%, 04/15/35	75	75,171
2.34%, 08/12/50	187	108,061
CNOOC Petroleum North America ULC, 6.40%, 05/15/37(a)	150	174,450
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	200	195,596
ConocoPhillips, 6.50%, 02/01/39	100	110,966
ConocoPhillips Co.
4.70%, 01/15/30	150	150,912
4.85%, 01/15/32(a)	75	75,092
5.05%, 09/15/33	70	70,251
5.00%, 01/15/35	150	148,496
3.76%, 03/15/42	370	295,144
4.30%, 11/15/44	171	143,343
3.80%, 03/15/52	62	45,866
5.30%, 05/15/53	160	149,678
5.55%, 03/15/54(a)	150	145,250
5.50%, 01/15/55(a)	115	111,139
4.03%, 03/15/62	200	146,048
5.70%, 09/15/63	50	48,659
5.65%, 01/15/65	125	120,646
Continental Resources, Inc.
4.38%, 01/15/28	121	118,586
4.90%, 06/01/44	87	70,564
Coterra Energy, Inc.
4.38%, 03/15/29(a)	171	168,519
5.60%, 03/15/34	50	50,302
5.40%, 02/15/35	100	98,415
5.90%, 02/15/55	60	57,087
DCP Midstream Operating LP, 5.60%, 04/01/44	100	92,830
Devon Energy Corp.
5.25%, 10/15/27(a)	100	100,279
5.88%, 06/15/28	112	112,332
5.20%, 09/15/34(a)	100	96,455
5.60%, 07/15/41	87	81,179
4.75%, 05/15/42	231	193,836
5.00%, 06/15/45	87	73,807
5.75%, 09/15/54(a)	100	91,543
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
5.20%, 04/18/27	$150	$ 151,838
3.50%, 12/01/29(a)	171	161,736
5.15%, 01/30/30	150	152,275
3.13%, 03/24/31	65	58,832
6.25%, 03/15/33	30	31,725
5.40%, 04/18/34	115	114,809
5.55%, 04/01/35	90	90,353
4.40%, 03/24/51(a)	87	67,926
4.25%, 03/15/52	104	78,943
6.25%, 03/15/53(a)	100	100,127
5.75%, 04/18/54(a)	80	75,421
5.90%, 04/18/64	170	159,918
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35	125	129,021
6.20%, 01/15/55	80	83,660
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	171	159,078
4.60%, 12/15/44	150	127,989
Enbridge Energy Partners LP, 7.38%, 10/15/45	140	160,431
Enbridge, Inc.
1.60%, 10/04/26	79	75,582
5.90%, 11/15/26	85	86,711
4.25%, 12/01/26	171	170,114
5.25%, 04/05/27	50	50,629
3.70%, 07/15/27(a)	171	167,865
6.00%, 11/15/28	60	62,445
5.30%, 04/05/29	30	30,566
3.13%, 11/15/29	130	120,926
6.20%, 11/15/30	35	37,038
5.70%, 03/08/33	290	297,639
2.50%, 08/01/33	171	139,903
5.63%, 04/05/34	120	121,901
4.00%, 11/15/49	96	73,681
3.40%, 08/01/51	100	67,311
6.70%, 11/15/53(a)	85	91,825
5.95%, 04/05/54(a)	100	99,499
(5-year CMT + 2.97%), 7.20%, 06/27/54(b)	100	100,908
Energy Transfer LP
6.05%, 12/01/26	75	76,634
4.20%, 04/15/27	171	169,555
5.50%, 06/01/27(a)	100	101,521
4.00%, 10/01/27	150	147,728
5.55%, 02/15/28	100	102,362
4.95%, 05/15/28	171	172,183
4.95%, 06/15/28	110	110,736
5.25%, 04/15/29	257	260,010
5.25%, 07/01/29(a)	45	45,655
3.75%, 05/15/30	571	539,882
6.40%, 12/01/30	40	42,628
5.75%, 02/15/33	185	189,305
6.55%, 12/01/33	180	192,458
5.55%, 05/15/34	300	299,816
5.60%, 09/01/34	75	75,130
4.90%, 03/15/35	87	82,722
6.50%, 02/01/42	87	89,898
4.95%, 01/15/43(a)	87	75,197
5.15%, 02/01/43	87	77,336
5.95%, 10/01/43	53	51,572
5.30%, 04/01/44	74	66,373
5.00%, 05/15/44	87	75,075
5.35%, 05/15/45	87	78,130
6.13%, 12/15/45	114	112,098

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.30%, 04/15/47	$130	$ 114,958
5.40%, 10/01/47	171	153,131
6.00%, 06/15/48	150	145,255
6.25%, 04/15/49	171	169,640
5.00%, 05/15/50	184	154,934
5.95%, 05/15/54	185	176,672
6.05%, 09/01/54	175	169,930
Enterprise Products Operating LLC
4.60%, 01/11/27(a)	50	50,270
3.95%, 02/15/27	191	189,972
4.15%, 10/16/28(a)	171	169,347
3.13%, 07/31/29	199	188,496
2.80%, 01/31/30(a)	149	137,656
5.35%, 01/31/33	70	71,748
4.85%, 01/31/34(a)	150	147,743
4.95%, 02/15/35	200	197,222
5.95%, 02/01/41	53	54,999
4.45%, 02/15/43	142	122,711
4.85%, 03/15/44	121	109,789
4.90%, 05/15/46	189	170,751
4.25%, 02/15/48	150	121,559
4.80%, 02/01/49	171	149,898
4.20%, 01/31/50	192	152,435
3.70%, 01/31/51	75	54,484
3.20%, 02/15/52	121	79,715
3.30%, 02/15/53(a)	204	136,233
4.95%, 10/15/54	100	87,601
5.55%, 02/16/55(a)	160	155,404
3.95%, 01/31/60	100	73,057
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)(b)	171	167,265
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	130	127,994
EOG Resources, Inc.
4.95%, 04/15/50	87	78,393
5.65%, 12/01/54(a)	35	34,593
EQT Corp.
3.90%, 10/01/27	140	137,495
5.00%, 01/15/29	70	70,459
7.00%, 02/01/30(a)	79	85,187
5.75%, 02/01/34(a)	50	50,975
Equinor ASA
3.13%, 04/06/30	171	160,341
2.38%, 05/22/30	171	154,262
5.10%, 08/17/40	189	187,082
4.25%, 11/23/41	75	65,659
4.80%, 11/08/43	200	185,259
3.25%, 11/18/49	130	90,906
3.70%, 04/06/50	171	129,542
Expand Energy Corp.
5.38%, 03/15/30	200	198,538
5.70%, 01/15/35	150	150,537
Exxon Mobil Corp.
2.28%, 08/16/26	87	84,853
3.29%, 03/19/27	140	138,233
2.44%, 08/16/29(a)	87	81,092
3.48%, 03/19/30	189	181,463
2.61%, 10/15/30	440	399,531
3.00%, 08/16/39	87	67,761
4.23%, 03/19/40	206	183,736
4.11%, 03/01/46	171	140,730
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (continued)
3.10%, 08/16/49	$257	$ 174,818
4.33%, 03/19/50	283	236,192
3.45%, 04/15/51	340	243,145
Helmerich & Payne, Inc.(a)(d)
4.85%, 12/01/29	50	48,568
5.50%, 12/01/34	50	47,320
Hess Corp.
7.13%, 03/15/33	171	193,436
5.60%, 02/15/41	96	96,243
5.80%, 04/01/47(a)	171	172,771
HF Sinclair Corp.
6.38%, 04/15/27(a)	36	36,469
5.75%, 01/15/31(a)	25	25,317
6.25%, 01/15/35	25	25,125
Kinder Morgan Energy Partners LP
5.80%, 03/15/35(a)	171	174,797
6.50%, 02/01/37	74	78,626
6.95%, 01/15/38	214	235,836
6.38%, 03/01/41	87	89,531
5.00%, 08/15/42	75	66,861
5.00%, 03/01/43	87	77,027
5.50%, 03/01/44	130	122,257
5.40%, 09/01/44	87	80,377
Kinder Morgan, Inc.
4.30%, 03/01/28	257	255,101
5.00%, 02/01/29	80	80,667
5.10%, 08/01/29	60	60,628
2.00%, 02/15/31	155	132,536
7.75%, 01/15/32	171	195,576
4.80%, 02/01/33	100	96,797
5.20%, 06/01/33	260	257,654
5.40%, 02/01/34(a)	100	99,893
5.30%, 12/01/34	87	85,864
5.55%, 06/01/45	214	200,584
5.20%, 03/01/48	64	57,126
3.60%, 02/15/51(a)	191	131,142
5.45%, 08/01/52	100	91,449
5.95%, 08/01/54	90	87,983
Marathon Petroleum Corp.
3.80%, 04/01/28	171	167,051
5.15%, 03/01/30	50	50,301
5.70%, 03/01/35	50	49,794
6.50%, 03/01/41	150	155,417
4.75%, 09/15/44	87	73,028
4.50%, 04/01/48	100	78,976
MPLX LP
4.13%, 03/01/27	171	169,503
4.25%, 12/01/27	200	198,236
4.00%, 03/15/28	171	167,904
2.65%, 08/15/30	153	136,232
4.95%, 09/01/32	340	333,162
5.00%, 03/01/33	55	53,685
5.50%, 06/01/34	175	174,352
5.40%, 04/01/35	50	49,129
4.50%, 04/15/38	300	263,426
5.20%, 12/01/47	87	76,520
4.70%, 04/15/48	100	81,832
5.50%, 02/15/49	121	110,036
4.95%, 03/14/52	149	125,212
5.65%, 03/01/53	25	23,116
5.95%, 04/01/55	50	48,182
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
4.90%, 04/15/58	$100	$ 81,871
Occidental Petroleum Corp.
5.00%, 08/01/27	90	90,300
6.38%, 09/01/28	50	51,863
5.20%, 08/01/29	155	154,896
5.38%, 01/01/32	85	83,734
5.55%, 10/01/34	75	73,255
6.45%, 09/15/36	500	514,683
6.20%, 03/15/40	50	21,056
6.60%, 03/15/46(a)	300	302,425
6.05%, 10/01/54	90	84,250
ONEOK Partners LP, 6.13%, 02/01/41	75	75,751
ONEOK, Inc.
4.85%, 07/15/26	200	200,220
5.55%, 11/01/26	100	101,327
4.00%, 07/13/27	100	98,776
4.25%, 09/24/27	150	148,671
4.55%, 07/15/28	87	86,675
5.65%, 11/01/28	100	102,999
4.35%, 03/15/29	171	168,252
3.10%, 03/15/30	171	157,424
3.25%, 06/01/30	75	69,096
5.80%, 11/01/30	75	78,018
6.10%, 11/15/32	100	104,764
6.05%, 09/01/33	400	416,477
5.65%, 09/01/34	30	30,232
5.05%, 11/01/34	250	241,342
4.25%, 09/15/46	87	67,175
4.95%, 07/13/47	171	145,581
4.20%, 10/03/47(a)	140	107,177
5.20%, 07/15/48(a)	87	76,457
3.95%, 03/01/50	79	56,746
4.50%, 03/15/50	87	68,787
7.15%, 01/15/51(a)	50	54,310
6.63%, 09/01/53	150	156,967
5.70%, 11/01/54	150	140,396
5.85%, 11/01/64	100	93,998
Ovintiv, Inc.
5.65%, 05/15/28	60	61,485
8.13%, 09/15/30	70	79,429
7.20%, 11/01/31	80	86,515
7.38%, 11/01/31	87	95,394
6.25%, 07/15/33(a)	40	41,316
6.50%, 08/15/34	87	90,693
6.63%, 08/15/37	50	52,113
7.10%, 07/15/53	40	42,255
Phillips 66
2.15%, 12/15/30	171	148,498
4.65%, 11/15/34	233	220,171
5.88%, 05/01/42	74	73,923
4.88%, 11/15/44	214	185,640
3.30%, 03/15/52(a)	68	43,458
Phillips 66 Co.
3.55%, 10/01/26	87	85,807
4.95%, 12/01/27(a)	45	45,556
3.15%, 12/15/29	65	60,692
5.25%, 06/15/31	75	76,240
5.30%, 06/30/33	110	109,991
4.95%, 03/15/35(a)	100	96,306
4.90%, 10/01/46	87	74,814
5.65%, 06/15/54	50	46,454
5.50%, 03/15/55	25	22,779
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 1.90%, 08/15/30	$206	$ 179,047
Plains All American Pipeline LP, 5.95%, 06/15/35	130	132,500
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	87	86,938
3.55%, 12/15/29	171	161,130
5.70%, 09/15/34	50	50,499
5.15%, 06/01/42	50	44,621
4.70%, 06/15/44	130	108,965
4.90%, 02/15/45	100	85,745
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	171	172,473
5.00%, 03/15/27	171	171,776
4.20%, 03/15/28	171	169,076
4.50%, 05/15/30	141	138,407
5.90%, 09/15/37	60	61,793
Shell Finance U.S., Inc.
2.38%, 11/07/29	171	156,516
2.75%, 04/06/30	100	91,993
4.13%, 05/11/35(a)	130	121,700
4.55%, 08/12/43	121	107,282
4.38%, 05/11/45	200	170,571
4.00%, 05/10/46	514	411,731
3.75%, 09/12/46(a)	155	119,437
3.25%, 04/06/50	200	138,048
Shell International Finance BV
2.88%, 05/10/26	257	253,231
2.50%, 09/12/26(a)	171	167,081
3.88%, 11/13/28	171	168,716
6.38%, 12/15/38	275	304,706
5.50%, 03/25/40	75	76,242
2.88%, 11/26/41	87	62,792
3.13%, 11/07/49	162	108,627
South Bow USA Infrastructure Holdings LLC(d)
5.03%, 10/01/29	100	99,225
5.58%, 10/01/34	130	127,286
6.18%, 10/01/54	75	71,609
Spectra Energy Partners LP
5.95%, 09/25/43	100	98,411
4.50%, 03/15/45	140	115,404
Suncor Energy, Inc.
6.85%, 06/01/39	87	95,994
4.00%, 11/15/47	171	128,047
3.75%, 03/04/51(a)	79	55,628
Targa Resources Corp.
5.20%, 07/01/27	50	50,592
6.15%, 03/01/29	135	141,160
4.20%, 02/01/33	81	74,874
6.13%, 03/15/33	50	52,191
6.50%, 03/30/34	250	266,942
5.55%, 08/15/35	100	99,861
4.95%, 04/15/52	73	61,657
6.25%, 07/01/52	50	50,502
6.50%, 02/15/53(a)	50	51,998
6.13%, 05/15/55	70	69,521
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	371	372,588
5.00%, 01/15/28	171	171,038
6.88%, 01/15/29	71	72,610
5.50%, 03/01/30	104	104,969
4.88%, 02/01/31	104	101,808
4.00%, 01/15/32	104	95,967
TC PipeLines LP, 3.90%, 05/25/27	78	76,701

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	$100	$ 107,023
TotalEnergies Capital International SA
3.46%, 02/19/29	100	96,991
3.46%, 07/12/49	87	62,190
3.13%, 05/29/50	171	113,697
3.39%, 06/29/60	171	112,266
TotalEnergies Capital SA
3.88%, 10/11/28	300	296,191
5.15%, 04/05/34	625	632,412
4.72%, 09/10/34	75	73,600
5.49%, 04/05/54(a)	150	145,130
5.28%, 09/10/54(a)	75	70,684
5.64%, 04/05/64	125	122,059
5.43%, 09/10/64	75	70,626
TransCanada PipeLines Ltd.
4.25%, 05/15/28	630	622,163
4.10%, 04/15/30(a)	257	247,361
4.63%, 03/01/34	130	122,606
5.60%, 03/31/34	87	87,239
6.20%, 10/15/37	70	72,442
7.25%, 08/15/38	87	98,115
7.63%, 01/15/39	87	101,195
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	130	127,684
4.45%, 08/01/42	87	74,147
3.95%, 05/15/50(a)	87	66,603
Valero Energy Corp.
2.15%, 09/15/27	191	180,429
4.35%, 06/01/28	131	130,041
6.63%, 06/15/37	75	80,435
4.90%, 03/15/45	87	76,982
3.65%, 12/01/51	175	118,044
4.00%, 06/01/52	51	36,941
Valero Energy Partners LP, 4.50%, 03/15/28	87	86,844
Western Midstream Operating LP
4.05%, 02/01/30	120	114,525
6.15%, 04/01/33(a)	200	206,498
5.45%, 11/15/34	50	48,851
5.45%, 04/01/44	200	178,589
5.25%, 02/01/50	100	85,240
Williams Cos., Inc.
3.75%, 06/15/27	130	127,792
5.30%, 08/15/28	200	204,308
4.90%, 03/15/29	50	50,326
4.80%, 11/15/29	25	25,066
3.50%, 11/15/30(a)	200	186,877
2.60%, 03/15/31	211	185,404
4.65%, 08/15/32	250	242,097
5.65%, 03/15/33	100	102,472
5.15%, 03/15/34	150	147,990
5.60%, 03/15/35	150	152,877
6.30%, 04/15/40	87	91,693
5.40%, 03/04/44	171	161,513
5.10%, 09/15/45	155	139,953
4.85%, 03/01/48	87	75,225
5.30%, 08/15/52	130	119,173
5.80%, 11/15/54	100	98,442
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Woodside Finance Ltd.
5.10%, 09/12/34	$100	$ 97,021
5.70%, 09/12/54	100	93,270
		51,536,734
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
7.75%, 11/15/29	100	113,400
8.88%, 05/15/31	92	111,866
International Paper Co.
4.80%, 06/15/44	77	67,414
4.40%, 08/15/47	237	193,751
4.35%, 08/15/48	100	80,830
Suzano Austria GmbH
6.00%, 01/15/29	200	203,380
3.75%, 01/15/31	261	234,809
Suzano International Finance BV, 5.50%, 01/17/27	171	172,462
		1,177,912
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	55	52,155
Series 2019-1, Class AA, 3.15%, 08/15/33	125	114,145
Series 2021-1, Class A, 2.88%, 01/11/36(a)	148	129,875
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	124	107,938
Southwest Airlines Co.
5.13%, 06/15/27	213	214,422
2.63%, 02/10/30	191	171,356
United Airlines 2024-1 Class AA Pass Through Trust, Series AA, 5.45%, 08/15/38(a)	74	74,926
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	53	49,919
Series 2019-2, Class AA, 2.70%, 11/01/33	181	160,259
Series 2020-1, Class A, 5.88%, 04/15/29	131	133,249
Series 2023-1, Class A, 5.80%, 07/15/37	118	120,071
Series 2024-A, 5.88%, 08/15/38	25	24,934
		1,353,249
Personal Care Products — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	115	112,618
4.60%, 03/01/28	20	20,364
3.25%, 08/15/32	65	59,744
4.60%, 03/01/33(a)	20	20,042
3.70%, 08/01/47	130	101,257
Estee Lauder Cos., Inc.
3.15%, 03/15/27(a)	171	167,030
2.38%, 12/01/29(a)	69	62,431
2.60%, 04/15/30(a)	87	78,639
5.00%, 02/14/34(a)	25	24,778
4.15%, 03/15/47	87	68,401
3.13%, 12/01/49	119	76,801
5.15%, 05/15/53	100	94,836
Haleon U.S. Capital LLC
3.38%, 03/24/27	290	284,219
3.38%, 03/24/29	265	253,228
3.63%, 03/24/32	338	311,207
Kenvue, Inc.
5.05%, 03/22/28	120	122,593
5.00%, 03/22/30	90	91,891
4.90%, 03/22/33	160	160,258
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Kenvue, Inc. (continued)
5.10%, 03/22/43(a)	$70	$ 67,306
5.05%, 03/22/53(a)	110	102,955
5.20%, 03/22/63	255	237,967
Procter & Gamble Co.
1.00%, 04/23/26	98	94,784
2.85%, 08/11/27	87	84,565
4.35%, 01/29/29	50	50,425
4.15%, 10/24/29	50	50,071
3.00%, 03/25/30	171	160,983
1.20%, 10/29/30	275	233,304
1.95%, 04/23/31	171	149,764
2.30%, 02/01/32(a)	100	88,425
4.55%, 01/29/34	50	49,757
4.55%, 10/24/34	50	49,891
3.55%, 03/25/40	87	73,689
3.60%, 03/25/50	171	130,824
Unilever Capital Corp.
2.00%, 07/28/26	260	252,924
2.90%, 05/05/27	260	253,368
4.88%, 09/08/28	100	102,107
2.13%, 09/06/29	174	158,603
1.38%, 09/14/30	100	85,067
1.75%, 08/12/31(a)	174	148,032
5.00%, 12/08/33(a)	100	101,551
4.63%, 08/12/34	200	196,689
		5,033,388
Pharmaceuticals — 1.3%
AbbVie, Inc.
3.20%, 05/14/26	245	241,892
2.95%, 11/21/26	341	333,795
4.80%, 03/15/27	225	227,237
4.65%, 03/15/28	150	151,216
4.25%, 11/14/28(a)	427	425,955
4.80%, 03/15/29	225	227,857
3.20%, 11/21/29	1,000	944,632
4.88%, 03/15/30	150	152,162
4.95%, 03/15/31	120	121,917
5.05%, 03/15/34	331	333,346
4.55%, 03/15/35	110	106,194
5.20%, 03/15/35	155	157,468
4.50%, 05/14/35	249	238,972
4.30%, 05/14/36	70	65,420
4.05%, 11/21/39	408	357,796
4.63%, 10/01/42	200	181,806
4.40%, 11/06/42	240	211,897
5.35%, 03/15/44	70	69,225
4.85%, 06/15/44	214	198,602
4.75%, 03/15/45	116	105,661
4.70%, 05/14/45	627	566,264
4.45%, 05/14/46	214	185,948
4.88%, 11/14/48	171	156,741
4.25%, 11/21/49	500	414,237
5.40%, 03/15/54	330	324,124
5.60%, 03/15/55(a)	85	86,024
5.50%, 03/15/64	60	59,032
Astrazeneca Finance LLC
1.20%, 05/28/26	171	165,229
4.80%, 02/26/27	100	101,059
4.88%, 03/03/28	100	101,672
1.75%, 05/28/28	149	137,824
Security	Par (000)	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC (continued)
4.85%, 02/26/29	$350	$ 355,189
4.90%, 03/03/30	50	51,000
4.90%, 02/26/31	100	101,789
2.25%, 05/28/31(a)	80	70,018
4.88%, 03/03/33(a)	100	100,696
5.00%, 02/26/34	100	100,972
AstraZeneca PLC
0.70%, 04/08/26	189	182,261
3.13%, 06/12/27(a)	87	85,110
4.00%, 01/17/29	257	254,000
1.38%, 08/06/30	189	161,079
6.45%, 09/15/37	275	307,486
4.38%, 11/16/45	163	141,916
4.38%, 08/17/48	155	133,238
Becton Dickinson & Co.
3.70%, 06/06/27	279	274,105
4.69%, 02/13/28	95	95,358
5.08%, 06/07/29(a)	50	50,745
2.82%, 05/20/30	82	74,832
1.96%, 02/11/31	185	157,735
4.30%, 08/22/32	80	76,552
4.69%, 12/15/44	107	93,580
4.67%, 06/06/47	87	75,224
3.79%, 05/20/50(a)	37	27,752
Bristol-Myers Squibb Co.
3.20%, 06/15/26	449	443,725
4.90%, 02/22/27	50	50,627
3.90%, 02/20/28(a)	171	169,433
4.90%, 02/22/29(a)	70	71,217
3.40%, 07/26/29	249	238,933
1.45%, 11/13/30(a)	130	110,616
5.75%, 02/01/31	100	105,757
5.10%, 02/22/31	35	35,835
2.95%, 03/15/32	130	116,134
5.90%, 11/15/33	75	80,135
5.20%, 02/22/34	205	208,576
4.13%, 06/15/39	287	253,697
2.35%, 11/13/40	200	136,544
3.55%, 03/15/42	75	59,117
5.50%, 02/22/44	30	29,858
4.63%, 05/15/44	250	223,884
5.00%, 08/15/45	170	159,807
4.35%, 11/15/47	140	117,300
4.55%, 02/20/48	135	116,542
4.25%, 10/26/49	400	327,242
2.55%, 11/13/50	100	58,900
3.70%, 03/15/52	257	189,610
6.25%, 11/15/53(a)	65	69,789
5.55%, 02/22/54	430	423,763
3.90%, 03/15/62	71	51,399
6.40%, 11/15/63	165	180,483
5.65%, 02/22/64	150	146,968
Cardinal Health, Inc.
4.70%, 11/15/26	35	35,144
3.41%, 06/15/27	100	97,804
5.13%, 02/15/29(a)	25	25,403
5.00%, 11/15/29	35	35,286
5.35%, 11/15/34	38	38,136
4.60%, 03/15/43	50	43,149
4.90%, 09/15/45	200	178,571
4.37%, 06/15/47	87	71,515

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health, Inc. (continued)
5.75%, 11/15/54	$25	$ 24,490
Cencora, Inc.
3.45%, 12/15/27	130	126,525
4.85%, 12/15/29	25	25,124
2.80%, 05/15/30	71	65,049
2.70%, 03/15/31	87	77,391
4.25%, 03/01/45	87	71,472
CVS Health Corp.
2.88%, 06/01/26	300	293,974
3.00%, 08/15/26	150	146,632
3.63%, 04/01/27	62	60,827
1.30%, 08/21/27	257	237,342
4.30%, 03/25/28	395	390,238
5.00%, 01/30/29	100	100,466
5.40%, 06/01/29(a)	125	127,352
3.25%, 08/15/29	191	178,350
5.13%, 02/21/30(a)	80	80,520
3.75%, 04/01/30	298	281,225
1.75%, 08/21/30	353	299,130
5.25%, 01/30/31	75	75,723
1.88%, 02/28/31	212	177,302
5.55%, 06/01/31	125	127,595
2.13%, 09/15/31	79	65,837
5.25%, 02/21/33	80	78,991
5.30%, 06/01/33(a)	100	99,027
5.70%, 06/01/34(a)	125	126,939
4.88%, 07/20/35	171	160,697
4.78%, 03/25/38	627	562,576
4.13%, 04/01/40	140	113,841
5.30%, 12/05/43	200	180,046
6.00%, 06/01/44(a)	125	122,123
5.13%, 07/20/45	369	321,710
5.05%, 03/25/48	800	682,675
4.25%, 04/01/50	104	77,805
5.63%, 02/21/53(a)	80	73,140
5.88%, 06/01/53	100	94,402
6.05%, 06/01/54	125	121,279
6.00%, 06/01/63	100	94,361
Eli Lilly & Co.
4.50%, 02/09/27	100	100,658
3.10%, 05/15/27	130	127,184
4.15%, 08/14/27	75	75,042
4.55%, 02/12/28	75	75,741
4.50%, 02/09/29	100	100,822
3.38%, 03/15/29	171	165,438
4.20%, 08/14/29	165	164,038
4.75%, 02/12/30	75	76,149
4.90%, 02/12/32	75	76,117
4.70%, 02/27/33(a)	50	50,041
4.70%, 02/09/34	600	593,523
4.60%, 08/14/34	195	191,665
5.10%, 02/12/35	75	76,480
3.70%, 03/01/45	171	138,200
2.25%, 05/15/50	300	172,185
4.88%, 02/27/53	45	41,369
5.00%, 02/09/54	70	65,631
5.05%, 08/14/54	135	127,556
5.50%, 02/12/55(a)	65	65,813
4.15%, 03/15/59	200	158,819
2.50%, 09/15/60	104	57,348
4.95%, 02/27/63	100	91,041
5.10%, 02/09/64	100	93,235
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
5.20%, 08/14/64	$75	$ 71,107
5.60%, 02/12/65	80	80,734
GlaxoSmithKline Capital PLC
4.32%, 03/12/27(a)	50	50,168
3.38%, 06/01/29	171	164,564
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	171	168,798
4.50%, 04/15/30	50	49,998
5.38%, 04/15/34(a)	87	90,006
4.88%, 04/15/35	50	49,509
6.38%, 05/15/38	200	220,603
4.20%, 03/18/43	104	89,888
Johnson & Johnson
4.50%, 03/01/27(a)	75	75,631
2.95%, 03/03/27	250	245,140
2.90%, 01/15/28	171	165,652
4.55%, 03/01/28	60	60,660
4.80%, 06/01/29	100	102,040
4.70%, 03/01/30	75	76,265
4.90%, 06/01/31	100	102,384
4.85%, 03/01/32	75	76,202
4.38%, 12/05/33	87	86,028
4.95%, 06/01/34(a)	100	102,501
5.00%, 03/01/35	75	76,316
3.55%, 03/01/36	330	295,852
3.63%, 03/03/37	87	77,516
5.95%, 08/15/37	200	220,307
2.10%, 09/01/40	300	206,832
4.50%, 09/01/40(a)	159	151,618
4.50%, 12/05/43(a)	130	120,762
3.70%, 03/01/46	87	70,311
3.50%, 01/15/48	214	165,096
5.25%, 06/01/54	65	65,285
2.45%, 09/01/60	107	59,827
McKesson Corp.
1.30%, 08/15/26	155	148,859
4.25%, 09/15/29(a)	25	24,762
Mead Johnson Nutrition Co., 4.60%, 06/01/44	87	76,405
Merck & Co., Inc.
1.70%, 06/10/27	160	151,877
4.05%, 05/17/28	45	44,868
1.90%, 12/10/28	165	151,719
3.40%, 03/07/29	1,000	966,085
4.30%, 05/17/30	80	79,652
1.45%, 06/24/30	257	221,034
4.50%, 05/17/33(a)	45	44,256
6.55%, 09/15/37	300	340,587
3.90%, 03/07/39	87	75,487
4.15%, 05/18/43	130	110,871
4.90%, 05/17/44	60	56,339
3.70%, 02/10/45	160	126,411
4.00%, 03/07/49	171	136,969
2.45%, 06/24/50	171	100,841
2.75%, 12/10/51	200	123,790
5.00%, 05/17/53(a)	45	41,570
2.90%, 12/10/61	271	158,100
5.15%, 05/17/63	135	125,698
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	130	139,478
Mylan, Inc.
4.55%, 04/15/28(a)	140	137,123
5.40%, 11/29/43	87	72,765
5.20%, 04/15/48	96	74,808
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp.
2.00%, 02/14/27(a)	$87	$ 83,813
3.10%, 05/17/27	427	418,213
3.80%, 09/18/29	75	73,444
2.20%, 08/14/30	171	152,861
4.00%, 09/18/31	75	72,796
4.20%, 09/18/34	75	71,613
4.40%, 05/06/44	214	190,899
4.00%, 11/20/45	130	108,764
2.75%, 08/14/50	190	123,022
4.70%, 09/18/54(a)	45	40,518
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26	340	340,547
4.45%, 05/19/28	340	340,819
4.75%, 05/19/33	355	351,098
5.11%, 05/19/43	300	286,104
5.30%, 05/19/53	780	740,589
5.34%, 05/19/63	300	279,310
Pfizer, Inc.
2.75%, 06/03/26	60	59,004
3.00%, 12/15/26	130	127,385
3.60%, 09/15/28(a)	341	334,850
3.45%, 03/15/29	640	619,643
2.63%, 04/01/30	171	156,396
1.70%, 05/28/30	142	123,933
1.75%, 08/18/31(a)	171	144,869
4.00%, 12/15/36(a)	87	79,240
4.10%, 09/15/38	171	152,562
3.90%, 03/15/39	87	75,077
7.20%, 03/15/39	284	335,537
2.55%, 05/28/40	86	61,104
5.60%, 09/15/40	200	204,307
4.30%, 06/15/43	87	75,256
4.40%, 05/15/44	87	76,193
4.13%, 12/15/46	257	210,431
4.20%, 09/15/48	87	71,398
4.00%, 03/15/49	171	135,270
2.70%, 05/28/50(a)	240	148,307
Sanofi SA, 3.63%, 06/19/28	341	335,001
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	10	9,816
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	202,617
2.05%, 03/31/30	400	352,639
5.30%, 07/05/34	200	202,386
3.03%, 07/09/40	200	149,215
3.18%, 07/09/50(a)	200	131,423
3.38%, 07/09/60	250	159,853
Utah Acquisition Sub, Inc.
3.95%, 06/15/26	87	85,832
5.25%, 06/15/46(a)	87	69,597
Viatris, Inc.
2.30%, 06/22/27	171	161,004
3.85%, 06/22/40	171	124,309
4.00%, 06/22/50	200	131,169
Wyeth LLC
6.50%, 02/01/34	87	96,170
5.95%, 04/01/37	87	92,187
Zoetis, Inc.
3.90%, 08/20/28	171	167,947
2.00%, 05/15/30	71	62,429
4.70%, 02/01/43	71	64,477
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.95%, 09/12/47	$87	$ 68,950
4.45%, 08/20/48	87	73,927
3.00%, 05/15/50	71	46,854
		40,669,939
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31(a)	107	93,144
5.95%, 08/15/34	25	26,139
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	25	26,546
		145,829
Residential REITs — 0.1%
Essential Properties LP, 2.95%, 07/15/31	41	35,553
NNN REIT, Inc.
5.60%, 10/15/33	50	50,690
5.50%, 06/15/34	50	50,257
3.10%, 04/15/50	171	107,139
3.00%, 04/15/52	82	49,609
Realty Income Corp.
4.13%, 10/15/26	171	170,257
3.00%, 01/15/27	171	166,682
3.95%, 08/15/27	87	86,024
3.40%, 01/15/28	87	84,462
4.70%, 12/15/28	40	40,133
4.75%, 02/15/29	50	50,121
3.25%, 06/15/29	48	45,366
4.00%, 07/15/29	75	72,997
3.10%, 12/15/29	87	81,104
3.40%, 01/15/30	87	82,044
3.25%, 01/15/31	116	106,574
5.63%, 10/13/32(a)	90	92,875
1.80%, 03/15/33	72	56,395
4.90%, 07/15/33	60	58,887
5.13%, 02/15/34	50	49,612
4.65%, 03/15/47	100	86,020
5.38%, 09/01/54	50	47,852
Store Capital LLC
5.40%, 04/30/30(d)	25	25,039
2.70%, 12/01/31	87	73,553
Tanger Properties LP, 3.88%, 07/15/27(a)	171	167,835
		1,937,080
Retail REITs — 0.0%
Simon Property Group LP
1.38%, 01/15/27	121	114,707
3.38%, 06/15/27	130	127,258
2.45%, 09/13/29	187	170,569
2.65%, 07/15/30	171	154,726
2.25%, 01/15/32	121	102,353
2.65%, 02/01/32(a)	200	173,323
5.50%, 03/08/33(a)	100	102,335
6.25%, 01/15/34	200	214,774
4.75%, 09/26/34	55	52,774
4.75%, 03/15/42	74	66,590
4.25%, 10/01/44	87	71,793
4.25%, 11/30/46	87	71,549
3.25%, 09/13/49	114	76,754
5.85%, 03/08/53	100	100,838
6.65%, 01/15/54	35	39,117
		1,639,460

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	$50	$ 50,278
3.92%, 06/01/32	75	71,286
4.39%, 06/01/52(a)	85	72,188
Analog Devices, Inc.
3.50%, 12/05/26	130	128,338
1.70%, 10/01/28	30	27,430
2.10%, 10/01/31	75	64,401
5.05%, 04/01/34	50	50,738
2.80%, 10/01/41	149	107,856
2.95%, 10/01/51	65	42,276
5.30%, 04/01/54	50	48,259
Applied Materials, Inc.
3.30%, 04/01/27	171	168,046
4.80%, 06/15/29	35	35,567
1.75%, 06/01/30	72	62,892
5.85%, 06/15/41(a)	75	78,771
4.35%, 04/01/47	130	111,509
2.75%, 06/01/50(a)	87	54,996
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	270	266,987
3.50%, 01/15/28	87	84,644
Broadcom, Inc.
3.46%, 09/15/26	341	336,212
5.05%, 07/12/27	150	151,891
1.95%, 02/15/28(d)	67	62,323
4.15%, 02/15/28	85	84,279
4.80%, 04/15/28	75	75,550
4.11%, 09/15/28	150	147,871
4.00%, 04/15/29(d)	95	92,723
4.75%, 04/15/29	150	150,593
5.05%, 07/12/29	235	238,264
4.35%, 02/15/30	120	118,240
5.05%, 04/15/30	75	75,996
4.15%, 11/15/30	125	120,979
2.45%, 02/15/31(d)	300	263,948
5.15%, 11/15/31	115	116,625
4.15%, 04/15/32(d)	108	102,440
5.20%, 04/15/32	75	76,103
4.30%, 11/15/32	206	196,644
2.60%, 02/15/33(d)	275	231,765
3.42%, 04/15/33(d)	202	179,853
3.47%, 04/15/34(d)	569	500,865
4.80%, 10/15/34	160	156,189
3.14%, 11/15/35(d)	257	213,016
3.19%, 11/15/36(d)	350	287,278
4.93%, 05/15/37(d)	377	362,479
3.50%, 02/15/41(d)	179	140,167
3.75%, 02/15/51(a)(d)	225	168,274
4.55%, 02/15/32	105	102,449
Intel Corp.
3.75%, 03/25/27	140	137,719
3.15%, 05/11/27	100	96,937
3.75%, 08/05/27	100	97,925
4.88%, 02/10/28	115	115,609
1.60%, 08/12/28	63	56,880
4.00%, 08/05/29	100	96,463
2.45%, 11/15/29	171	153,336
5.13%, 02/10/30	110	110,773
3.90%, 03/25/30	300	285,790
5.00%, 02/21/31	45	44,966
2.00%, 08/12/31	87	72,685
4.15%, 08/05/32	200	185,412
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
5.20%, 02/10/33(a)	$160	$ 157,979
5.15%, 02/21/34(a)	60	58,923
2.80%, 08/12/41	63	41,781
5.63%, 02/10/43	45	42,483
4.10%, 05/19/46	427	317,943
4.10%, 05/11/47(a)	87	64,276
3.73%, 12/08/47	240	167,295
3.25%, 11/15/49	300	188,220
4.75%, 03/25/50(a)	200	161,144
3.05%, 08/12/51	320	188,149
4.90%, 08/05/52(a)	300	245,900
5.70%, 02/10/53(a)	130	119,496
5.60%, 02/21/54	130	118,222
3.10%, 02/15/60	87	48,249
4.95%, 03/25/60(a)	121	98,015
3.20%, 08/12/61	63	35,641
5.05%, 08/05/62	100	81,345
5.90%, 02/10/63(a)	110	103,091
KLA Corp.
4.10%, 03/15/29	87	85,961
4.65%, 07/15/32	50	49,652
4.70%, 02/01/34	50	49,194
3.30%, 03/01/50	184	127,710
4.95%, 07/15/52	90	82,447
5.25%, 07/15/62(a)	75	70,646
Lam Research Corp.
1.90%, 06/15/30	141	123,806
4.88%, 03/15/49	171	155,948
2.88%, 06/15/50	76	48,790
Marvell Technology, Inc.
1.65%, 04/15/26	154	149,439
2.45%, 04/15/28	371	347,601
2.95%, 04/15/31	82	73,178
Microchip Technology, Inc.
4.90%, 03/15/28	50	50,149
5.05%, 03/15/29	50	50,339
5.05%, 02/15/30	150	149,771
Micron Technology, Inc.
4.19%, 02/15/27	150	148,832
5.38%, 04/15/28	60	61,026
5.33%, 02/06/29	87	88,287
6.75%, 11/01/29	150	160,929
4.66%, 02/15/30	130	128,380
5.30%, 01/15/31	40	40,447
5.88%, 02/09/33	50	51,784
5.88%, 09/15/33	60	62,408
5.80%, 01/15/35	25	25,600
3.37%, 11/01/41	87	64,263
3.48%, 11/01/51(a)	87	59,157
NVIDIA Corp.
3.20%, 09/16/26	171	168,825
1.55%, 06/15/28	125	115,436
2.85%, 04/01/30	114	106,363
2.00%, 06/15/31	121	105,515
3.50%, 04/01/40	122	102,355
3.50%, 04/01/50	257	194,983
3.70%, 04/01/60	52	38,952
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	81	80,306
4.40%, 06/01/27(a)	90	89,609
4.30%, 06/18/29	171	167,683
3.40%, 05/01/30	80	74,559
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. (continued)
2.50%, 05/11/31	$149	$ 129,794
2.65%, 02/15/32(a)	67	57,086
5.00%, 01/15/33	112	110,320
3.25%, 05/11/41	87	63,549
3.13%, 02/15/42(a)	87	61,740
3.25%, 11/30/51	75	48,377
Qorvo, Inc., 4.38%, 10/15/29	96	91,569
QUALCOMM, Inc.
3.25%, 05/20/27	87	85,348
1.30%, 05/20/28(a)	184	168,275
2.15%, 05/20/30	105	94,107
1.65%, 05/20/32	142	116,022
4.25%, 05/20/32(a)	52	50,717
5.40%, 05/20/33(a)	100	104,479
4.65%, 05/20/35(a)	87	85,894
4.80%, 05/20/45	130	119,103
4.30%, 05/20/47	107	90,113
3.25%, 05/20/50(a)	240	166,520
4.50%, 05/20/52	133	113,538
6.00%, 05/20/53	100	105,288
Skyworks Solutions, Inc.
1.80%, 06/01/26	58	55,834
3.00%, 06/01/31	67	57,870
Texas Instruments, Inc.
1.13%, 09/15/26	85	81,418
4.60%, 02/08/27	25	25,211
4.60%, 02/15/28	35	35,367
4.60%, 02/08/29	25	25,267
2.25%, 09/04/29	118	108,108
1.90%, 09/15/31	98	84,135
3.65%, 08/16/32	50	46,722
4.90%, 03/14/33	30	30,364
4.85%, 02/08/34	25	25,076
3.88%, 03/15/39	171	150,962
4.15%, 05/15/48	171	141,668
4.10%, 08/16/52	25	20,022
5.00%, 03/14/53	30	27,970
5.15%, 02/08/54	25	23,718
5.05%, 05/18/63	170	155,799
TSMC Arizona Corp.
1.75%, 10/25/26	400	383,636
2.50%, 10/25/31	390	342,108
4.50%, 04/22/52(a)	200	184,740
Xilinx, Inc., 2.38%, 06/01/30	240	216,204
		17,806,493
Software — 0.6%
Adobe, Inc.
2.15%, 02/01/27	219	211,193
4.85%, 04/04/27	35	35,471
4.80%, 04/04/29	50	50,810
4.95%, 01/17/30	100	102,390
2.30%, 02/01/30	206	187,002
4.95%, 04/04/34	50	50,395
AppLovin Corp.
5.13%, 12/01/29	100	100,387
5.38%, 12/01/31	35	35,178
5.50%, 12/01/34(a)	70	69,984
5.95%, 12/01/54	100	98,213
Security	Par (000)	Value
Software (continued)
Atlassian Corp.
5.25%, 05/15/29	$25	$ 25,442
5.50%, 05/15/34	25	25,384
Autodesk, Inc.
2.85%, 01/15/30	74	68,015
2.40%, 12/15/31	133	113,926
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	69	68,045
2.90%, 12/01/29	87	80,291
2.60%, 05/01/31	79	69,248
Cadence Design Systems, Inc.
4.20%, 09/10/27	35	34,899
4.30%, 09/10/29	50	49,504
4.70%, 09/10/34	25	24,410
Concentrix Corp.
6.65%, 08/02/26	50	51,011
6.60%, 08/02/28(a)	50	52,187
6.85%, 08/02/33(a)	50	51,674
Electronic Arts, Inc.
1.85%, 02/15/31	72	61,209
2.95%, 02/15/51	69	43,766
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	118	108,673
5.10%, 07/15/32	100	100,484
3.10%, 03/01/41	89	65,058
Fiserv, Inc.
3.20%, 07/01/26	222	218,456
5.15%, 03/15/27	50	50,489
2.25%, 06/01/27	307	292,829
5.45%, 03/02/28	60	61,361
5.38%, 08/21/28	50	51,144
4.20%, 10/01/28	171	168,620
3.50%, 07/01/29	281	267,232
4.75%, 03/15/30	50	49,883
2.65%, 06/01/30	164	147,639
5.35%, 03/15/31	50	51,271
5.60%, 03/02/33	40	41,103
5.63%, 08/21/33	50	51,475
5.45%, 03/15/34	50	50,687
5.15%, 08/12/34	50	49,592
4.40%, 07/01/49	303	249,698
Intuit, Inc.
5.25%, 09/15/26	55	55,645
1.35%, 07/15/27	142	133,332
5.13%, 09/15/28	75	76,978
1.65%, 07/15/30	169	146,414
5.20%, 09/15/33	75	76,585
5.50%, 09/15/53	100	99,427
Microsoft Corp.
2.40%, 08/08/26	382	373,576
3.30%, 02/06/27(a)	766	756,146
3.40%, 06/15/27	171	168,688
1.35%, 09/15/30(a)	69	59,619
3.50%, 02/12/35(a)	200	184,364
3.45%, 08/08/36	104	92,817
3.70%, 08/08/46	171	139,081
2.53%, 06/01/50	600	375,857
2.50%, 09/15/50	140	86,973
2.92%, 03/17/52	550	368,823
4.50%, 02/06/57	341	310,160
2.68%, 06/01/60	792	473,022

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
3.04%, 03/17/62	$292	$ 190,384
Oracle Corp.
2.65%, 07/15/26	1,130	1,103,158
2.80%, 04/01/27	257	248,908
3.25%, 11/15/27	130	126,024
2.30%, 03/25/28	237	222,610
4.50%, 05/06/28	65	65,024
4.80%, 08/03/28	187	188,510
4.20%, 09/27/29	200	196,171
6.15%, 11/09/29	70	74,101
2.95%, 04/01/30	500	459,348
4.65%, 05/06/30	65	64,845
3.25%, 05/15/30	163	151,831
2.88%, 03/25/31	267	239,050
5.25%, 02/03/32	130	131,677
6.25%, 11/09/32	200	213,310
4.90%, 02/06/33	100	98,327
4.30%, 07/08/34	384	357,164
4.70%, 09/27/34	325	310,358
3.90%, 05/15/35	87	77,437
5.50%, 08/03/35	225	226,797
3.85%, 07/15/36	130	112,669
3.80%, 11/15/37	130	109,530
6.50%, 04/15/38	200	215,833
6.13%, 07/08/39	87	90,698
3.60%, 04/01/40	316	248,543
5.38%, 07/15/40	271	258,907
3.65%, 03/25/41	285	221,150
4.50%, 07/08/44	87	73,249
4.13%, 05/15/45	100	78,954
4.00%, 07/15/46	384	293,668
4.00%, 11/15/47	257	194,833
3.60%, 04/01/50	400	277,908
3.95%, 03/25/51	346	254,125
6.90%, 11/09/52	250	275,591
5.55%, 02/06/53	140	130,852
5.38%, 09/27/54	250	227,985
4.38%, 05/15/55	214	166,771
6.00%, 08/03/55	225	224,714
3.85%, 04/01/60	359	246,682
4.10%, 03/25/61	200	142,932
5.50%, 09/27/64	275	249,294
6.13%, 08/03/65	150	149,794
Roper Technologies, Inc.
3.80%, 12/15/26	87	85,972
1.40%, 09/15/27	65	60,338
2.95%, 09/15/29	76	70,704
4.50%, 10/15/29	25	24,847
2.00%, 06/30/30	67	58,521
1.75%, 02/15/31	86	72,277
4.75%, 02/15/32	50	49,447
4.90%, 10/15/34	100	97,731
Salesforce, Inc.
3.70%, 04/11/28	341	335,937
1.50%, 07/15/28	60	54,941
1.95%, 07/15/31	81	69,748
2.70%, 07/15/41	156	111,311
2.90%, 07/15/51	237	152,908
3.05%, 07/15/61(a)	50	30,844
ServiceNow, Inc., 1.40%, 09/01/30	140	118,153
Security	Par (000)	Value
Software (continued)
Synopsys, Inc.
4.55%, 04/01/27	$150	$ 150,558
4.65%, 04/01/28	75	75,429
4.85%, 04/01/30	150	150,987
5.00%, 04/01/32	150	150,370
5.15%, 04/01/35(a)	300	301,580
5.70%, 04/01/55	50	49,646
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	65	63,934
4.95%, 03/28/28	140	141,352
5.40%, 06/12/29	25	25,623
4.00%, 04/14/32	76	71,152
5.60%, 06/12/34	25	25,542
VMware LLC
1.40%, 08/15/26	341	326,564
4.70%, 05/15/30	141	139,763
2.20%, 08/15/31	200	169,994
Workday, Inc.
3.50%, 04/01/27	81	79,419
3.70%, 04/01/29	61	58,794
3.80%, 04/01/32	89	82,375
		20,259,712
Specialty Retail — 0.1%
AutoZone, Inc.
3.13%, 04/21/26	100	98,599
5.05%, 07/15/26	25	25,179
4.50%, 02/01/28	145	144,985
6.25%, 11/01/28	25	26,310
3.75%, 04/18/29	171	165,300
5.10%, 07/15/29(a)	50	50,797
4.75%, 08/01/32	100	98,392
4.75%, 02/01/33	150	146,451
5.20%, 08/01/33	25	24,938
6.55%, 11/01/33	25	27,206
5.40%, 07/15/34(a)	50	50,519
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	70	50,257
Genuine Parts Co.
6.50%, 11/01/28	25	26,393
4.95%, 08/15/29	75	75,238
6.88%, 11/01/33(a)	25	27,751
O’Reilly Automotive, Inc.
5.75%, 11/20/26	35	35,641
3.60%, 09/01/27	100	97,929
4.35%, 06/01/28	171	170,377
3.90%, 06/01/29	171	166,121
1.75%, 03/15/31	78	65,618
4.70%, 06/15/32	100	97,947
5.00%, 08/19/34	50	49,129
Ross Stores, Inc., 1.88%, 04/15/31	171	144,462
TJX Cos., Inc.
2.25%, 09/15/26	257	249,885
4.50%, 04/15/50(a)	87	76,664
Tractor Supply Co.
1.75%, 11/01/30	69	58,621
5.25%, 05/15/33(a)	20	20,203
		2,270,912
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.45%, 08/04/26	241	235,614
2.05%, 09/11/26	206	200,094
3.35%, 02/09/27	341	336,540
3.20%, 05/11/27(a)	257	252,515
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
2.90%, 09/12/27(a)	$171	$ 166,263
3.00%, 11/13/27	171	166,474
1.20%, 02/08/28	450	414,984
4.00%, 05/10/28	1,080	1,079,587
1.40%, 08/05/28	470	430,035
3.25%, 08/08/29	200	192,653
2.20%, 09/11/29	212	194,822
4.15%, 05/10/30(a)	80	80,416
1.65%, 05/11/30	240	210,904
1.65%, 02/08/31	427	368,900
1.70%, 08/05/31(a)	70	59,888
3.35%, 08/08/32	200	187,170
4.30%, 05/10/33	580	575,944
4.50%, 02/23/36(a)	87	86,480
3.85%, 05/04/43	300	251,617
4.45%, 05/06/44(a)	87	80,318
3.45%, 02/09/45	231	179,103
4.38%, 05/13/45	87	77,173
4.65%, 02/23/46	338	311,677
3.85%, 08/04/46	130	105,863
4.25%, 02/09/47	87	75,591
3.75%, 09/12/47	300	238,434
3.75%, 11/13/47	214	169,599
2.95%, 09/11/49	214	144,707
2.65%, 05/11/50	206	129,742
2.40%, 08/20/50	177	105,884
2.65%, 02/08/51	414	259,128
2.70%, 08/05/51	200	126,018
3.95%, 08/08/52	150	120,731
4.85%, 05/10/53(a)	80	76,740
2.55%, 08/20/60	171	101,035
2.80%, 02/08/61	127	76,753
2.85%, 08/05/61	70	42,575
4.10%, 08/08/62	150	120,238
Dell International LLC/EMC Corp.
4.90%, 10/01/26	171	171,663
5.25%, 02/01/28	200	203,632
04/01/28(e)	30	30,137
5.30%, 10/01/29	214	217,889
4.35%, 02/01/30	150	146,639
04/01/30(e)	40	40,186
6.20%, 07/15/30	120	127,051
04/01/32(e)	75	75,481
5.75%, 02/01/33(a)	60	62,384
5.40%, 04/15/34	50	50,387
4.85%, 02/01/35(a)	75	71,544
04/01/35(e)	75	75,020
8.10%, 07/15/36	69	82,339
3.38%, 12/15/41	171	126,299
8.35%, 07/15/46	126	158,351
3.45%, 12/15/51(a)	102	68,934
Dell, Inc.
7.10%, 04/15/28	71	75,444
6.50%, 04/15/38	71	74,913
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	171	166,390
4.45%, 09/25/26	100	99,767
4.40%, 09/25/27	100	99,696
5.25%, 07/01/28	220	224,173
4.55%, 10/15/29	125	123,654
4.85%, 10/15/31	50	49,483
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co. (continued)
5.00%, 10/15/34	$250	$ 243,561
6.20%, 10/15/35	87	92,064
6.35%, 10/15/45(a)	130	133,443
5.60%, 10/15/54	200	190,285
HP, Inc.
4.75%, 01/15/28(a)	50	50,334
4.00%, 04/15/29	90	87,299
2.65%, 06/17/31	171	148,832
5.50%, 01/15/33(a)	150	152,136
6.00%, 09/15/41(a)	112	112,696
NetApp, Inc., 5.70%, 03/17/35	80	79,866
Western Digital Corp.
2.85%, 02/01/29	74	66,802
3.10%, 02/01/32	80	67,121
		12,078,104
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.75%, 03/27/27(a)	341	331,603
2.85%, 03/27/30	171	158,296
3.25%, 03/27/40	171	135,020
3.88%, 11/01/45(a)	87	69,605
3.38%, 11/01/46	257	188,071
		882,595
Tobacco — 0.3%
Altria Group, Inc.
2.63%, 09/16/26	341	331,662
6.20%, 11/01/28	25	26,254
4.80%, 02/14/29	95	95,194
3.40%, 05/06/30	76	71,000
2.45%, 02/04/32	208	175,477
5.63%, 02/06/35	70	70,631
5.80%, 02/14/39	257	258,205
3.40%, 02/04/41	171	125,408
4.25%, 08/09/42	100	80,148
4.50%, 05/02/43	71	58,766
5.38%, 01/31/44	226	215,559
3.88%, 09/16/46	100	73,255
5.95%, 02/14/49(a)	300	296,136
4.45%, 05/06/50	114	89,389
3.70%, 02/04/51	155	106,791
4.00%, 02/04/61(a)	121	84,233
BAT Capital Corp.
3.22%, 09/06/26	171	167,748
4.70%, 04/02/27	87	87,126
3.56%, 08/15/27	333	324,956
2.26%, 03/25/28	104	97,187
3.46%, 09/06/29(a)	87	82,305
4.91%, 04/02/30	104	104,078
6.34%, 08/02/30	100	106,304
5.83%, 02/20/31	25	25,993
2.73%, 03/25/31	100	88,557
4.74%, 03/16/32	96	93,531
5.35%, 08/15/32	75	75,429
7.75%, 10/19/32	40	45,859
6.42%, 08/02/33(a)	90	96,056
6.00%, 02/20/34	200	208,426
5.63%, 08/15/35	75	75,295
4.39%, 08/15/37	384	337,188
3.73%, 09/25/40	50	38,680
7.08%, 08/02/43	50	54,617
4.54%, 08/15/47	304	242,834

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
4.76%, 09/06/49	$100	$ 81,371
5.28%, 04/02/50	87	76,449
5.65%, 03/16/52	96	88,373
7.08%, 08/02/53	125	137,461
BAT International Finance PLC
4.45%, 03/16/28	96	95,534
5.93%, 02/02/29(a)	200	208,448
Philip Morris International, Inc.
4.75%, 02/12/27	75	75,548
3.13%, 08/17/27	171	166,671
4.38%, 11/01/27	75	74,968
5.13%, 11/17/27	200	203,491
4.88%, 02/15/28	100	101,319
5.25%, 09/07/28	25	25,615
4.88%, 02/13/29	75	75,790
4.63%, 11/01/29	75	75,214
5.63%, 11/17/29	155	161,601
5.13%, 02/15/30	200	203,932
5.50%, 09/07/30	25	25,976
1.75%, 11/01/30	41	35,233
5.13%, 02/13/31	75	76,307
4.75%, 11/01/31	75	74,777
5.75%, 11/17/32	170	177,962
5.38%, 02/15/33	300	305,974
5.63%, 09/07/33	25	25,910
5.25%, 02/13/34	275	277,580
4.90%, 11/01/34(a)	75	73,695
6.38%, 05/16/38	220	241,489
4.38%, 11/15/41	150	129,414
4.50%, 03/20/42	150	131,675
3.88%, 08/21/42	62	49,749
4.13%, 03/04/43	79	65,123
4.88%, 11/15/43	237	215,621
4.25%, 11/10/44	65	54,461
Reynolds American, Inc.
5.70%, 08/15/35	82	82,597
6.15%, 09/15/43	53	52,925
5.85%, 08/15/45	200	190,852
		8,649,382
Trading Companies & Distributors — 0.0%
LKQ Corp., 5.75%, 06/15/28	100	102,231
WW Grainger, Inc., 4.45%, 09/15/34	45	43,176
		145,407
Transportation Infrastructure — 0.1%
FedEx Corp.
3.25%, 04/01/26	95	93,833
3.10%, 08/05/29	100	93,657
4.25%, 05/15/30(a)	141	137,928
2.40%, 05/15/31	109	94,302
4.90%, 01/15/34	100	96,406
3.90%, 02/01/35(a)	67	59,327
3.25%, 05/15/41	147	104,501
3.88%, 08/01/42	50	38,115
4.75%, 11/15/45(a)	114	95,219
4.55%, 04/01/46	130	105,537
4.40%, 01/15/47	87	68,600
4.05%, 02/15/48	87	64,291
4.95%, 10/17/48(a)	171	146,134
5.25%, 05/15/50(a)	150	134,029
Ryder System, Inc.
1.75%, 09/01/26	86	82,557
Security	Par (000)	Value
Transportation Infrastructure (continued)
Ryder System, Inc. (continued)
2.85%, 03/01/27	$57	$ 55,144
5.30%, 03/15/27	40	40,522
4.30%, 06/15/27	60	59,604
5.65%, 03/01/28(a)	50	51,374
5.25%, 06/01/28	40	40,703
6.30%, 12/01/28	50	52,736
5.38%, 03/15/29	50	51,153
4.90%, 12/01/29(a)	100	100,496
6.60%, 12/01/33(a)	45	48,999
United Parcel Service, Inc.
2.40%, 11/15/26	141	136,983
3.05%, 11/15/27	87	84,484
3.40%, 03/15/29	100	96,631
4.88%, 03/03/33	60	60,210
5.15%, 05/22/34(a)	75	76,127
6.20%, 01/15/38	174	188,437
5.20%, 04/01/40	171	168,409
3.63%, 10/01/42	87	68,153
3.40%, 11/15/46	78	56,772
3.75%, 11/15/47	87	66,551
3.40%, 09/01/49(a)	75	52,746
5.30%, 04/01/50(a)	171	162,899
5.05%, 03/03/53(a)	110	100,831
5.50%, 05/22/54	75	73,313
5.60%, 05/22/64(a)	75	73,414
		3,381,127
Water Utilities — 0.0%
American Water Capital Corp.
2.95%, 09/01/27	87	84,063
3.75%, 09/01/28	257	250,984
3.45%, 06/01/29	87	83,372
2.30%, 06/01/31	155	134,117
4.45%, 06/01/32	90	87,247
5.15%, 03/01/34	50	50,172
5.25%, 03/01/35	100	100,549
4.30%, 09/01/45(a)	87	73,119
3.75%, 09/01/47	87	65,809
4.15%, 06/01/49	87	69,736
3.25%, 06/01/51	155	104,061
5.45%, 03/01/54(a)	50	48,193
Essential Utilities, Inc.
4.80%, 08/15/27	50	50,191
2.40%, 05/01/31	171	149,300
5.38%, 01/15/34(a)	25	25,129
3.35%, 04/15/50	171	114,001
5.30%, 05/01/52	61	55,690
		1,545,733
Wireless Telecommunication Services — 0.3%
America Movil SAB de C.V.
3.63%, 04/22/29	244	234,240
6.38%, 03/01/35	100	107,208
6.13%, 03/30/40	300	309,561
4.38%, 07/16/42	229	193,018
Motorola Solutions, Inc.
4.60%, 02/23/28	87	87,293
5.00%, 04/15/29	25	25,264
4.60%, 05/23/29	166	165,288
2.30%, 11/15/30	146	127,589
2.75%, 05/24/31	102	90,359
5.40%, 04/15/34	175	177,046
Orange SA, 9.00%, 03/01/31	437	528,077
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
2.90%, 11/15/26	$171	$ 166,428
3.20%, 03/15/27	73	71,022
3.80%, 03/15/32	58	52,653
5.30%, 02/15/34	500	490,812
7.50%, 08/15/38	100	114,580
4.50%, 03/15/42(a)	59	49,921
5.00%, 03/15/44	87	76,953
4.30%, 02/15/48	214	168,014
3.70%, 11/15/49	71	49,622
4.55%, 03/15/52	240	191,381
T-Mobile U.S., Inc.
2.63%, 04/15/26	100	98,019
3.75%, 04/15/27	500	492,762
5.38%, 04/15/27	100	99,906
4.75%, 02/01/28	125	124,848
2.05%, 02/15/28	87	81,256
4.95%, 03/15/28	85	85,977
4.80%, 07/15/28	80	80,610
4.85%, 01/15/29	65	65,367
2.63%, 02/15/29	100	92,560
3.38%, 04/15/29	200	189,977
4.20%, 10/01/29(a)	75	73,644
3.88%, 04/15/30	800	766,914
2.55%, 02/15/31	259	228,331
2.88%, 02/15/31	100	89,493
3.50%, 04/15/31	225	208,047
2.25%, 11/15/31	59	50,123
2.70%, 03/15/32	130	112,450
5.13%, 05/15/32	60	60,377
5.20%, 01/15/33	200	201,598
5.05%, 07/15/33	275	273,149
5.75%, 01/15/34	315	328,119
5.15%, 04/15/34(a)	35	35,044
4.70%, 01/15/35(a)	100	96,231
5.30%, 05/15/35	200	201,073
4.38%, 04/15/40	214	188,371
3.00%, 02/15/41	141	102,296
4.50%, 04/15/50	295	245,342
3.30%, 02/15/51	300	200,261
3.40%, 10/15/52	341	230,454
5.65%, 01/15/53	200	195,101
5.75%, 01/15/54	330	326,530
6.00%, 06/15/54	100	102,073
5.25%, 06/15/55	250	229,600
5.88%, 11/15/55	125	125,840
3.60%, 11/15/60	174	116,492
5.80%, 09/15/62	100	98,151
Vodafone Group PLC
7.88%, 02/15/30(a)	74	84,689
6.15%, 02/27/37	31	32,841
4.88%, 06/19/49	150	127,924
4.25%, 09/17/50	205	157,864
5.63%, 02/10/53(a)	150	140,723
5.75%, 06/28/54(a)	200	190,883
5.13%, 06/19/59	104	90,052
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.75%, 02/10/63	$150	$ 141,220
5.88%, 06/28/64	125	119,843
		10,858,754
Total Corporate Bonds — 24.6% (Cost: $824,579,127)		764,723,257
Foreign Agency Obligations
Canada — 0.3%
Canada Government International Bond
3.75%, 04/26/28(a)	300	298,306
4.63%, 04/30/29(a)	400	409,293
4.00%, 03/18/30	530	529,083
Export Development Canada
3.75%, 09/07/27	300	298,289
4.13%, 02/13/29	750	752,132
4.75%, 06/05/34	250	257,703
Province of Alberta Canada
3.30%, 03/15/28	341	333,229
4.50%, 06/26/29	200	202,291
1.30%, 07/22/30	341	293,136
Province of British Columbia Canada
2.25%, 06/02/26	171	167,271
0.90%, 07/20/26	341	327,063
4.90%, 04/24/29	300	307,726
4.20%, 07/06/33(a)	400	389,720
4.75%, 06/12/34	200	201,245
Province of Manitoba Canada
4.90%, 05/31/34	100	101,843
Series HB, 1.50%, 10/25/28	341	311,617
Province of New Brunswick Canada, 3.63%, 02/24/28	171	168,094
Province of Ontario Canada
3.10%, 05/19/27(a)	400	391,588
1.05%, 05/21/27	171	160,317
4.20%, 01/18/29(a)	500	500,035
3.70%, 09/17/29	200	195,796
2.00%, 10/02/29	171	155,545
4.70%, 01/15/30	35	35,663
1.13%, 10/07/30	341	288,626
1.60%, 02/25/31	341	293,026
5.05%, 04/24/34	200	206,006
Province of Quebec Canada
2.50%, 04/20/26	469	460,770
2.75%, 04/12/27	341	331,703
3.63%, 04/13/28	500	492,903
4.50%, 04/03/29	400	404,495
1.35%, 05/28/30	341	295,443
Series PD, 7.50%, 09/15/29	500	565,366
		10,125,323
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	300	290,100
4.85%, 01/22/29	200	201,200
2.45%, 01/31/31	417	366,126
2.55%, 07/27/33	390	322,920
3.50%, 01/31/34	200	176,600
3.10%, 05/07/41	200	147,100
4.34%, 03/07/42	200	171,900

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
Chile Government International Bond (continued)
4.00%, 01/31/52	$290	$ 220,400
5.33%, 01/05/54(a)	287	269,444
3.10%, 01/22/61	318	190,670
3.25%, 09/21/71	200	120,600
		2,477,060
Hungary — 0.0%
Hungary Government International Bond, Series 30Y, 7.63%, 03/29/41	134	150,757
Indonesia — 0.1%
Indonesia Government International Bond
4.15%, 09/20/27(a)	200	198,075
4.10%, 04/24/28(a)	522	515,736
2.85%, 02/14/30	490	447,860
2.15%, 07/28/31(a)	400	339,600
4.65%, 09/20/32	200	193,625
4.35%, 01/11/48	284	233,735
5.35%, 02/11/49(a)	200	192,300
4.20%, 10/15/50(a)	322	257,278
3.05%, 03/12/51	211	135,884
4.30%, 03/31/52	300	240,375
5.10%, 02/10/54	200	182,050
3.20%, 09/23/61	222	135,420
		3,071,938
Israel — 0.1%
Israel Government International Bond
Series 10Y, 3.25%, 01/17/28	318	303,579
Series 10Y, 2.75%, 07/03/30	200	176,720
Series 10Y, 4.50%, 01/17/33	200	186,500
Series 10Y, 5.50%, 03/12/34(a)	400	396,200
Series 30Y, 4.50%, 01/30/43	415	350,804
Series 30Y, 4.13%, 01/17/48(a)	322	245,122
Series 30Y, 5.75%, 03/12/54	200	183,469
State of Israel, Series 10Y, 2.50%, 01/15/30	490	433,273
		2,275,667
Italy — 0.0%
Republic of Italy Government International Bond
Series 10Y, 2.88%, 10/17/29	200	185,314
Series 10Y, 4.00%, 10/17/49	417	305,918
Series 30Y, 5.38%, 06/15/33(a)	130	134,382
Series 30Y, 3.88%, 05/06/51	200	139,116
		764,730
Japan — 0.1%
Japan Bank for International Cooperation
2.25%, 11/04/26	500	485,263
2.75%, 11/16/27	500	483,013
4.63%, 07/19/28	300	304,550
3.25%, 07/20/28(a)	690	670,556
2.13%, 02/16/29(a)	200	185,172
2.00%, 10/17/29	200	181,715
4.38%, 01/24/31	200	200,410
1.88%, 04/15/31	514	447,304
Japan International Cooperation Agency
2.13%, 10/20/26	500	484,143
2.75%, 04/27/27	300	291,242
Security	Par (000)	Value
Japan (continued)
Japan International Cooperation Agency (continued)
4.00%, 05/23/28	$300	$ 298,353
4.75%, 05/21/29	200	203,674
		4,235,395
Mexico — 0.2%
Mexico Government International Bond
4.15%, 03/28/27(a)	500	494,000
4.50%, 04/22/29	300	291,900
3.25%, 04/16/30	500	452,000
6.00%, 05/13/30	200	204,400
2.66%, 05/24/31	200	168,626
4.75%, 04/27/32	211	197,074
4.88%, 05/19/33	200	184,150
3.50%, 02/12/34	450	369,225
6.75%, 09/27/34(a)	213	223,011
6.35%, 02/09/35	200	200,300
6.00%, 05/07/36	500	483,750
6.88%, 05/13/37	400	410,000
6.05%, 01/11/40	394	371,936
4.28%, 08/14/41	518	393,162
4.75%, 03/08/44	378	294,216
5.55%, 01/21/45	260	230,685
4.60%, 01/23/46	318	237,069
4.35%, 01/15/47(a)	200	143,200
4.60%, 02/10/48(a)	390	287,181
4.50%, 01/31/50	273	197,106
5.00%, 04/27/51(a)	390	299,910
4.40%, 02/12/52(a)	200	138,800
6.34%, 05/04/53	200	182,000
6.40%, 05/07/54	250	228,375
7.38%, 05/13/55	200	205,000
3.77%, 05/24/61	200	116,800
5.75%, 12/31/99	168	131,712
		7,135,588
Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30	200	174,500
2.25%, 09/29/32	690	501,630
6.40%, 02/14/35	200	187,975
6.70%, 01/26/36	462	441,441
4.50%, 04/16/50	232	147,900
4.30%, 04/29/53	200	122,175
6.85%, 03/28/54	200	175,175
4.50%, 04/01/56	392	239,463
3.87%, 07/23/60	397	213,983
4.50%, 01/19/63	200	121,400
		2,325,642
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27(a)	520	516,880
2.84%, 06/20/30	129	116,100
2.78%, 01/23/31	341	299,824
1.86%, 12/01/32(a)	130	101,335
8.75%, 11/21/33	77	93,786
3.00%, 01/15/34	388	320,876
6.55%, 03/14/37	287	305,655
3.30%, 03/11/41	141	103,177
5.63%, 11/18/50	240	227,820
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
Peruvian Government International Bond (continued)
3.55%, 03/10/51	$100	$ 68,725
5.88%, 08/08/54(a)	150	144,937
2.78%, 12/01/60	214	116,309
3.60%, 01/15/72	75	46,583
3.23%, 07/28/2121	87	46,762
		2,508,769
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28	300	287,190
7.75%, 01/14/31	257	295,807
6.38%, 01/15/32	200	215,000
5.00%, 07/17/33	500	496,125
5.25%, 05/14/34	200	201,800
6.38%, 10/23/34	250	273,250
5.50%, 02/04/35	200	205,800
5.00%, 01/13/37(a)	522	510,255
3.95%, 01/20/40	250	212,163
3.70%, 03/01/41	200	160,900
3.70%, 02/02/42(a)	397	315,331
5.95%, 10/13/47	400	414,350
5.90%, 02/04/50	200	206,025
		3,793,996
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	214	211,753
5.50%, 11/16/27	300	307,956
4.88%, 02/12/30	200	201,490
5.75%, 11/16/32	300	313,089
4.88%, 10/04/33	300	294,540
5.13%, 09/18/34	279	275,417
5.38%, 02/12/35	400	401,200
5.50%, 04/04/53	200	187,603
5.50%, 03/18/54	376	352,237
		2,545,285
South Korea — 0.1%
Export-Import Bank of Korea
1.13%, 12/29/26	200	188,970
5.00%, 01/11/28	300	304,872
4.50%, 09/15/32	200	196,612
5.13%, 01/11/33	500	509,025
5.13%, 09/18/33	500	509,355
Korea Development Bank
4.38%, 02/15/28	500	500,315
2.00%, 10/25/31(a)	500	428,555
5.63%, 10/23/33	500	526,775
Korea International Bond
4.13%, 06/10/44(a)	250	222,005
3.88%, 09/20/48	200	168,096
		3,554,580
Supranational — 0.8%
African Development Bank
4.13%, 02/25/27	1,000	1,001,855
4.38%, 11/03/27	500	504,768
3.50%, 09/18/29	300	293,343
4.00%, 03/18/30	225	224,116
Asian Development Bank
1.00%, 04/14/26	341	330,343
2.00%, 04/24/26	171	167,268
2.63%, 01/12/27	171	166,936
Security	Par (000)	Value
Supranational (continued)
Asian Development Bank (continued)
3.13%, 08/20/27	$500	$ 490,392
2.50%, 11/02/27	341	328,756
4.38%, 01/14/28	400	404,216
2.75%, 01/19/28	130	125,834
1.25%, 06/09/28	200	183,820
5.82%, 06/16/28	681	715,703
1.75%, 09/19/29	341	309,329
1.88%, 01/24/30	500	452,648
1.50%, 03/04/31	500	431,314
4.38%, 03/22/35	250	250,000
Asian Infrastructure Investment Bank
4.00%, 01/18/28	500	500,165
4.50%, 01/16/30	70	70,824
Corp. Andina de Fomento, 2.25%, 02/08/27	300	288,717
Council of Europe Development Bank
4.13%, 01/24/29	500	501,270
4.50%, 01/15/30	50	50,946
European Bank for Reconstruction & Development, 4.25%, 03/13/34	150	149,235
European Investment Bank
2.13%, 04/13/26	171	167,602
0.75%, 10/26/26	247	234,847
4.38%, 03/19/27	1,000	1,007,193
3.25%, 11/15/27	500	491,222
1.75%, 03/15/29(a)	300	275,456
4.75%, 06/15/29	500	513,996
1.63%, 10/09/29	130	117,178
3.75%, 11/15/29	300	296,292
4.50%, 03/14/30	55	56,068
0.88%, 05/17/30	500	426,895
4.38%, 10/10/31	400	405,575
4.13%, 02/13/34	400	394,110
4.63%, 02/12/35	340	347,727
Inter-American Development Bank
0.88%, 04/20/26	511	494,237
2.00%, 06/02/26	87	84,942
2.38%, 07/07/27(a)	171	165,077
1.13%, 07/20/28(a)	511	466,147
3.13%, 09/18/28	300	291,708
2.25%, 06/18/29(a)	500	465,816
4.50%, 02/15/30	50	50,947
1.13%, 01/13/31	427	361,772
4.38%, 07/17/34	300	301,089
3.20%, 08/07/42	130	105,779
4.38%, 01/24/44(a)	75	70,943
International Bank for Reconstruction & Development
1.88%, 10/27/26	130	125,773
3.13%, 06/15/27	400	392,706
2.50%, 11/22/27(a)	341	328,512
0.75%, 11/24/27	500	459,843
1.38%, 04/20/28	500	462,911
1.13%, 09/13/28(a)	1,350	1,226,116
3.63%, 09/21/29	300	294,801
3.88%, 10/16/29(a)	500	496,289
4.13%, 03/20/30	385	385,788
0.75%, 08/26/30	800	671,810
1.25%, 02/10/31	500	425,391
1.63%, 11/03/31	750	639,624
4.63%, 01/15/32	80	81,923
2.50%, 03/29/32	700	628,763
3.88%, 08/28/34	350	337,560

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development (continued)
4.75%, 02/15/35	$87	$ 89,719
International Finance Corp.
0.75%, 10/08/26	341	324,756
0.75%, 08/27/30	341	286,716
Nordic Investment Bank, 4.38%, 03/14/28	500	505,204
		23,698,621
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	500	482,593
4.13%, 06/14/28	500	501,029
4.88%, 10/04/30	200	206,381
		1,190,003
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	150	136,800
Uruguay Government International Bond
4.38%, 10/27/27(a)	171	170,829
4.38%, 01/23/31	427	419,741
5.75%, 10/28/34	150	156,450
7.63%, 03/21/36	300	354,300
5.44%, 02/14/37	25	25,263
5.10%, 06/18/50	384	355,776
4.98%, 04/20/55	300	267,900
		1,887,059
Total Foreign Agency Obligations — 2.3% (Cost: $76,484,457)		71,740,413
Municipal Bonds
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 2.65%, 09/01/37	10	8,144
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	85	80,910
California — 0.1%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50(a)	75	88,360
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	63,269
California Health Facilities Financing Authority, RB, M/F Housing(a)
Sustainability Bonds, 4.19%, 06/01/37	65	60,538
Sustainability Bonds, 4.35%, 06/01/41	85	76,688
California State University, RB
Series B, 5.18%, 11/01/53	50	47,258
Series E, 2.90%, 11/01/51	75	51,957
California State University, Refunding RB, Series B, 2.98%, 11/01/51	180	121,038
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	60	51,725
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	85,680
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	75	79,552
Security	Par (000)	Value
California (continued)
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	$80	$ 65,215
Series A, (AGM), 3.92%, 01/15/53	65	50,075
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	60	51,979
Class B, (SAP), 3.29%, 06/01/42	150	115,918
Class B, (SAP), 3.00%, 06/01/46	35	31,186
Series A-1, 3.71%, 06/01/41	80	61,440
Subordinate, 3.85%, 06/01/50	65	60,505
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	100	113,954
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	86,909
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	125	131,062
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	63,822
Series Q, 4.13%, 05/15/32	70	67,462
Series Q, 4.56%, 05/15/53(a)	85	72,875
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	65	70,526
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48(a)	70	72,930
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	89,595
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	75	57,165
State of California, GO, BAB
7.30%, 10/01/39	460	530,117
7.35%, 11/01/39	280	325,459
7.60%, 11/01/40	325	395,520
State of California, Refunding GO
3.50%, 04/01/28	70	68,670
2.50%, 10/01/29(a)	220	204,154
5.75%, 10/01/31	250	266,448
5.10%, 09/01/35	50	50,499
4.60%, 04/01/38	65	63,347
5.20%, 03/01/43	55	53,789
University of California, RB
Series AD, 4.86%, 05/15/2112	75	64,509
Series AQ, 4.77%, 05/15/2115(a)	72	61,122
Series BD, 3.35%, 07/01/29(a)	110	106,473
Series BG, 0.88%, 05/15/25	90	89,595
		4,268,385
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	75	76,011
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	110	117,044
District of Columbia(a) — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	70	61,325
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	90,949
		152,274
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	$125	$ 112,841
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	44,658
State Board of Administration Finance Corp., RB
Series A, 2.15%, 07/01/30(a)	165	145,904
Series A, 5.53%, 07/01/34	100	102,469
		405,872
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	80	66,289
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	117	125,779
		192,068
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	85	59,890
Illinois — 0.1%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	65	56,245
Series C, Senior Lien, 4.57%, 01/01/54	65	56,048
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	89	99,264
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	92,237
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	70	72,185
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	182,382
State of Illinois, GO, 5.10%, 06/01/33(a)	748	745,636
State of Illinois, GO, BAB, 7.35%, 07/01/35	63	67,506
		1,371,503
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	75	53,786
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	38,019
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	62	60,991
Class A-4, 4.48%, 08/01/39	110	104,486
Series A-3, 5.20%, 12/01/39	125	126,250
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	95	75,592
		367,319
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	80	55,061
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	180	184,441
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	$115	$ 118,744
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	75	67,234
		425,480
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34(a)	60	52,602
3.38%, 12/01/40	70	57,060
Michigan State University, RB, Series A, 4.17%, 08/15/2122(a)	82	59,977
Michigan Strategic Fund, RB, 3.23%, 09/01/47(a)	85	64,295
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	44,611
Series A, 4.45%, 04/01/2122	74	59,354
Series B, Sustainability Bonds, 3.50%, 04/01/52	95	70,689
		408,588
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	64	53,078
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	66,778
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45(a)	95	107,192
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	249	262,403
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	75	82,519
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	155	186,289
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	74	49,942
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	64,595
		645,748
New York — 0.1%
City of New York, GO, Series D-1, Sustainability Bonds, 5.11%, 10/01/54	60	57,897
City of New York, GO, BAB
Series A-2, 5.21%, 10/01/31	90	91,301
Series F-1, 6.27%, 12/01/37	85	91,240
City of New York, GOL, Series C-2, 4.61%, 09/01/37(a)	100	97,358
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	90	106,705
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	100	109,405
6.81%, 11/15/40	80	88,476
New York City Municipal Water Finance Authority, Refunding RB, BAB(a)
5.72%, 06/15/42	85	85,898
6.01%, 06/15/42	110	115,116
5.44%, 06/15/43	75	74,124

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, ARB(a)
Series 192, 4.81%, 10/15/65	$80	$ 72,683
Series 225, 3.18%, 07/15/60	70	44,970
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	79,844
Series 168, 4.93%, 10/01/51	220	206,989
Series 182, 5.31%, 08/01/46	75	73,356
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53(a)	50	47,691
		1,443,053
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51(a)	75	51,230
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50(a)	100	126,837
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	100	81,552
Series B, 3.99%, 01/01/29	55	54,659
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	145	141,292
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	95	71,015
		475,355
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NPFGC), 5.55%, 06/30/28	61	62,101
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	43,535
State of Oregon, GO, 5.89%, 06/01/27	110	112,305
		217,941
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42(a)	225	168,743
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	50	50,288
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	75,019
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	62	40,225
		334,275
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	79,688
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	62	61,677
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	61,180
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	95	97,681
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	46,864
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	47,081
Series A, 2.99%, 11/01/38(a)	75	63,108
Security	Par (000)	Value
Texas (continued)
Dallas Fort Worth International Airport, Refunding RB (continued)
Series C, 2.92%, 11/01/50(a)	$160	$ 112,392
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	200	138,079
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	108,019
State of Texas, GO, BAB, 5.52%, 04/01/39(a)	110	113,097
Texas Department of Transportation State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	110	111,639
Texas Natural Gas Securitization Finance Corp., RB(a)
Series 2023-1, Class A1, 5.10%, 04/01/35	162	165,153
Series 2023-1, Class A2, 5.17%, 04/01/41	170	171,661
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	80	63,910
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	128,951
		1,428,815
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	45,808
University of Virginia, Refunding RB
2.26%, 09/01/50	120	68,969
Series U, 2.58%, 11/01/51	85	51,472
		166,249
Wisconsin — 0.0%
State of Wisconsin, RB, Series A, (AGM), 5.70%, 05/01/26	40	40,288
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	102,247
		142,535
Total Municipal Bonds — 0.4% (Cost: $15,692,728)		13,298,907
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.7%
Bank
Series 2018-BN12, Class AS, 4.34%, 05/15/61(b)	240	232,596
Series 2019-BN18, Class A4, 3.58%, 05/15/62	341	320,010
Series 2019-BN21, Class A5, 2.85%, 10/17/52	936	851,696
Series 2020-BN25, Class C, 3.35%, 01/15/63(b)	200	171,502
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	798,454
Series 2024-5YR11, Class A3, 5.89%, 11/15/57	500	520,360
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	950	981,947
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	392	382,501
Series 2021-C12, Class A5, 2.69%, 11/15/54	400	349,044
Series 2022-C18, Class AS, 6.15%, 12/15/55(b)	500	529,493
Series 2023-C21, Class A5, 6.00%, 09/15/56(b)	940	996,659
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,577	1,388,840
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	499,959
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	522,354
Series 2019-B11, Class A4, 3.28%, 05/15/52	681	646,759
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	492,353
Series 2020-B19, Class B, 2.35%, 09/15/53	193	147,436
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	522,618
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	348,929
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust (continued)
Series 2021-B29, Class A5, 2.39%, 09/15/54	$567	$ 487,477
Series 2024-V5, Class B, 6.06%, 01/10/57(b)	200	203,500
Series 2024-V5, Class C, 6.97%, 01/10/57(b)	250	258,291
BMO Mortgage Trust(b)
Series 2024-5C8, Class A3, 5.63%, 12/15/57	100	102,899
Series 2024-5C8, Class C, 5.74%, 12/15/57	200	198,873
Series 2024-C9, Class C, 6.38%, 07/15/57	200	203,227
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class A4, 2.94%, 10/10/49	171	164,660
Series 2017-P7, Class A4, 3.71%, 04/14/50	384	372,130
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	816	793,087
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	681	665,929
Series 2018-CX11, Class B, 4.45%, 04/15/51(b)	250	238,716
Series 2020-C19, Class A3, 2.56%, 03/15/53	500	443,719
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,275	1,241,288
GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	511	492,811
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	597	576,113
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	1,021	981,385
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.54%, 01/15/49	1,151	1,133,781
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	501	488,546
Series 2019-H6, Class A4, 3.42%, 06/15/52	102	96,658
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	121,109
Series 2020-L4, Class AS, 2.88%, 02/15/53	500	448,878
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	636,863
Series 2020-C56, Class A5, 2.45%, 06/15/53	530	473,817
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	413,695
Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $23,384,136)		21,940,962
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
Goldman Sachs Capital I, Class I, 6.35%, 02/15/34	87	91,864
Electric Utilities(b) — 0.0%
American Electric Power Co., Inc.
6.95%, 12/15/54	50	51,002
3.88%, 02/15/62	71	67,209
Duke Energy Corp., 6.45%, 09/01/54	100	99,831
Southern Co., Series 2025, 6.38%, 03/15/55	50	51,198
		269,240
Financial Services(a)(b) — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54	30	28,977
Corebridge Financial, Inc., 6.38%, 09/15/54	75	74,512
		103,489
Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	104	105,483
Prudential Financial, Inc., 6.50%, 03/15/54(b)	100	101,843
		207,326
Security	Par (000)	Value
Multi-Utilities(b) — 0.0%
CenterPoint Energy, Inc.
6.70%, 05/15/55	$30	$ 29,580
Series B, 6.85%, 02/15/55	75	75,136
CMS Energy Corp., 6.50%, 06/01/55	40	38,979
Dominion Energy, Inc.
6.63%, 05/15/55	50	49,649
Series B, 7.00%, 06/01/54	100	105,105
Sempra, 6.88%, 10/01/54	120	118,822
		417,271
		1,089,190
Total Preferred Securities — 0.0% (Cost: $1,117,936)		1,089,190
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.5%
Fannie Mae
0.50%, 06/17/25	3,395	3,367,185
6.25%, 05/15/29	909	987,353
7.13%, 01/15/30	1,698	1,923,755
7.25%, 05/15/30(a)	3,487	3,997,774
0.88%, 08/05/30(a)	1,191	1,010,483
6.63%, 11/15/30	53	59,742
Federal Home Loan Banks
3.13%, 06/13/25	1,640	1,635,863
5.50%, 07/15/36	370	402,279
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	82	81,032
6.75%, 03/15/31	477	542,757
6.25%, 07/15/32	562	634,476
Tennessee Valley Authority
1.50%, 09/15/31	70	59,314
5.88%, 04/01/36	359	396,218
3.50%, 12/15/42	74	61,358
5.25%, 02/01/55	50	49,613
		15,209,202
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	835	819,005
Series 2017-M15, Class A2, 2.98%, 09/25/27(b)	567	551,923
Series 2018-M12, Class A2, 3.63%, 08/25/30(b)	511	493,618
Series 2019-M22, Class A2, 2.52%, 08/25/29	749	698,436
Series 2019-M9, Class A2, 2.94%, 06/25/29	663	631,779
Series 2020-M46, Class A2, 1.32%, 05/25/30	916	800,572
Series 2021-M13, Class A2, 1.60%, 04/25/31(b)	724	614,382
Series 2021-M17, Class A2, 1.71%, 07/25/31(b)	511	436,858
Series 2021-M2S, Class A2, 1.81%, 10/25/31(b)	1,470	1,254,762
Freddie Mac Multifamily Structured Pass Through Certificates
Series K063, Class A2, 3.43%, 01/25/27(b)	850	837,502
Series K066, Class A2, 3.12%, 06/25/27	597	583,412
Series K076, Class A2, 3.90%, 04/25/28	341	337,377
Series K088, Class A2, 3.69%, 01/25/29	87	85,215
Series K100, Class A2, 2.67%, 09/25/29	1,698	1,586,250
Series K101, Class A2, 2.52%, 10/25/29	960	889,898
Series K110, Class A2, 1.48%, 04/25/30	450	393,218
Series K111, Class A2, 1.35%, 05/25/30	171	147,877
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,463,946
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,637,932
Series K-1521, Class A2, 2.18%, 08/25/36	813	635,863
Series K-154, Class A2, 4.35%, 01/25/33(b)	1,000	987,213
Series K-156, Class A2, 4.43%, 02/25/33(b)	1,500	1,488,627

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K-165, Class A2, 4.49%, 09/25/34	$1,000	$ 990,378
Series K739, Class A2, 1.34%, 09/25/27	500	469,872
Series K-752, Class A2, 4.28%, 07/25/30	5,000	4,978,458
Series K755, Class A2, 5.20%, 02/25/31	1,110	1,152,399
		24,966,772
Mortgage-Backed Securities — 25.0%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	161	145,616
4.00%, 02/01/47 - 02/01/57	583	547,419
3.50%, 11/01/51	907	832,102
(12-mo. RFUCCT US + 1.53%), 6.98%, 05/01/43(b)	6	5,760
(12-mo. RFUCCT US + 1.54%), 7.01%, 06/01/43(b)	8	8,018
(12-mo. RFUCCT US + 1.70%), 7.50%, 08/01/42(b)	2	2,302
(12-mo. RFUCCT US + 1.75%), 7.54%, 08/01/41(b)	1	569
(12-mo. RFUCCT US + 1.83%), 6.75%, 11/01/40(b)	1	729
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	6,183	5,557,921
2.50%, 07/01/28 - 01/01/33	1,225	1,172,527
3.50%, 03/01/32 - 06/01/49	6,079	5,624,522
5.00%, 04/01/33 - 04/01/49	244	245,515
4.00%, 05/01/33 - 01/01/49	2,085	1,982,708
5.50%, 06/01/35 - 01/01/39	9	8,323
4.50%, 06/01/38 - 01/01/49	897	877,878
(12-mo. RFUCCT US + 1.67%), 7.12%, 08/01/41(b)	1	934
(12-mo. RFUCCT US + 1.85%), 7.02%, 09/01/40(b)	1	1,199
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 04/15/55(f)	19,357	19,421,692
6.00%, 03/15/35 - 04/15/55(f)	13,425	13,643,218
6.50%, 09/15/36 - 04/15/55(f)	8,030	8,230,622
4.50%, 07/15/39 - 04/15/55(f)	15,835	15,247,979
5.00%, 11/15/39 - 04/15/55(f)	22,446	22,115,462
4.00%, 03/15/41 - 04/15/55(f)	13,721	12,909,090
3.50%, 09/20/42 - 04/15/55(f)	19,962	18,415,740
3.00%, 01/20/43 - 04/15/55(f)	25,537	22,743,914
2.50%, 05/20/45 - 04/15/55(f)	35,254	30,041,502
2.00%, 07/20/50 - 04/15/55(f)	34,744	28,429,808
1.50%, 10/20/51	148	115,648
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 04/15/55(f)	37,741	35,657,218
3.50%, 02/01/26 - 04/15/55(f)	41,041	37,650,758
3.00%, 01/01/27 - 04/15/55(f)	64,710	57,438,990
2.50%, 09/01/28 - 04/15/55(f)	122,653	104,406,804
7.00%, 02/01/32	1	1,423
6.50%, 07/01/32 - 04/15/55(f)	23,344	24,257,517
5.00%, 11/01/33 - 04/14/55(f)	32,024	31,512,721
6.00%, 03/01/34 - 04/15/55(f)	38,015	38,819,686
2.00%, 12/01/35 - 04/15/55(f)	185,562	152,416,996
1.50%, 03/01/36 - 11/01/51(f)	25,797	20,968,764
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.50%, 04/01/36 - 04/15/55(f)	$41,541	$ 41,717,695
4.50%, 09/01/39 - 04/15/55(f)	25,396	24,465,147
		777,642,436
Total U.S. Government Sponsored Agency Securities — 26.3% (Cost: $891,157,747)		817,818,410
U.S. Treasury Obligations
U.S. Treasury Bonds
6.75%, 08/15/26	1,275	1,324,307
6.63%, 02/15/27	597	628,226
5.25%, 11/15/28 - 02/15/29	2,379	2,490,378
6.13%, 08/15/29	1,275	1,386,612
5.38%, 02/15/31	1,021	1,092,909
4.50%, 02/15/36 - 11/15/54(a)	15,929	15,823,981
4.75%, 02/15/37 - 11/15/53(a)	17,080	17,501,393
5.00%, 05/15/37	1,885	2,018,275
4.38%, 02/15/38 - 08/15/43	7,040	6,932,383
3.50%, 02/15/39(a)	1,139	1,038,537
4.25%, 05/15/39 - 08/15/54	20,757	19,698,355
4.63%, 02/15/40 - 02/15/55	19,579	19,691,167
1.13%, 05/15/40 - 08/15/40	12,745	8,021,603
3.88%, 08/15/40 - 05/15/43	9,857	9,021,935
1.38%, 11/15/40 - 08/15/50	10,111	5,909,041
1.88%, 02/15/41 - 11/15/51	24,715	15,619,143
2.25%, 05/15/41 - 02/15/52	19,945	13,441,998
1.75%, 08/15/41	5,091	3,450,147
3.75%, 08/15/41 - 11/15/43	5,884	5,283,595
2.00%, 11/15/41 - 08/15/51	22,259	13,903,616
2.38%, 02/15/42 - 05/15/51	19,140	13,267,447
3.13%, 02/15/42 - 05/15/48	10,497	8,467,281
3.00%, 05/15/42 - 08/15/52	33,477	25,609,974
3.25%, 05/15/42	4,100	3,464,340
2.75%, 08/15/42 - 11/15/47	9,962	7,482,429
3.38%, 08/15/42 - 11/15/48	9,439	7,859,287
4.00%, 11/15/42 - 11/15/52	9,600	8,775,484
2.88%, 05/15/43 - 05/15/52	20,469	15,336,108
3.63%, 08/15/43 - 05/15/53	16,144	13,706,004
4.13%, 08/15/44 - 08/15/53	13,347	12,390,580
2.50%, 02/15/45 - 05/15/46	9,048	6,456,929
1.25%, 05/15/50(a)	3,072	1,525,320
1.63%, 11/15/50	7,231	3,936,093
U.S. Treasury Notes
3.75%, 04/15/26 - 08/31/31	33,000	32,694,570
0.75%, 04/30/26 - 01/31/28	29,535	27,822,599
1.63%, 05/15/26 - 05/15/31(a)	29,179	27,334,328
3.63%, 05/15/26 - 03/31/30	21,000	20,813,204
4.13%, 06/15/26 - 11/15/32	109,138	109,612,279
0.88%, 06/30/26 - 11/15/30	12,897	11,564,255
1.88%, 06/30/26 - 02/15/32(a)	25,836	23,756,388
4.50%, 07/15/26 - 11/15/33	43,062	43,768,064
0.63%, 07/31/26 - 08/15/30	41,537	36,972,132
1.50%, 08/15/26 - 02/15/30	22,697	21,184,250
4.38%, 08/15/26 - 05/15/34	52,326	53,021,026
1.38%, 08/31/26 - 11/15/31(a)	39,850	34,926,440
4.63%, 09/15/26 - 02/15/35(a)	59,915	61,005,037
1.13%, 10/31/26 - 02/15/31	29,554	26,679,022
2.00%, 11/15/26	2,546	2,468,824
1.25%, 11/30/26 - 08/15/31	58,647	53,021,681
4.25%, 11/30/26 - 11/15/34(a)	103,793	104,652,784
1.75%, 12/31/26 - 01/31/29	13,000	12,085,977
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.00%, 01/15/27 - 02/15/34	$96,598	$ 96,561,257
2.50%, 03/31/27	4,267	4,153,658
3.88%, 03/31/27 - 08/15/34	74,606	73,949,242
0.50%, 04/30/27 - 10/31/27	18,628	17,251,609
2.75%, 04/30/27 - 08/15/32	24,242	22,940,683
2.38%, 05/15/27 - 05/15/29	14,389	13,685,666
3.25%, 06/30/27 - 06/30/29	9,500	9,313,281
0.38%, 07/31/27 - 09/30/27	10,858	9,978,492
2.25%, 08/15/27 - 11/15/27	10,350	9,949,274
3.13%, 08/31/27 - 08/31/29	27,308	26,630,930
3.50%, 01/31/28 - 02/15/33(a)	25,700	25,015,363
2.88%, 05/15/28 - 05/15/32	26,480	25,208,395
1.00%, 07/31/28	6,786	6,176,055
4.88%, 10/31/28 - 10/31/30	8,500	8,810,117
2.63%, 02/15/29 - 07/31/29	14,249	13,544,398
3.38%, 05/15/33	10,000	9,472,266
Total U.S. Treasury Obligations — 44.0% (Cost: $1,450,527,336)		1,368,578,423
Total Long-Term Investments — 98.7% (Cost: $3,296,012,462)		3,072,317,950

	Shares
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(g)(h)(i)	258,927,655	259,057,119
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(g)(h)	100,000	100,000
		259,157,119

Par (000)
U.S. Treasury Obligations — 0.8%
U.S. Treasury Notes
0.50%, 02/28/26	$10,179	9,852,477
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.63%, 03/15/26(a)	$8,000	$ 8,041,000
0.75%, 03/31/26	6,786	6,568,795
		24,462,272
Total Short-Term Securities — 9.1% (Cost: $283,893,421)		283,619,391
Total Investments Before TBA Sale Commitments — 107.8% (Cost: $3,579,905,883)		3,355,937,341
TBA Sale Commitments(f)
Mortgage-Backed Securities — (0.2)%
Ginnie Mae Mortgage-Backed Securities
4.50%, 04/15/55	(1,225)	(1,175,234)
5.00%, 04/15/55	(3,575)	(3,516,163)
6.00%, 04/15/55	(1,450)	(1,471,592)
Total TBA Sale Commitments — (0.2)% (Proceeds: $(6,153,242))		(6,162,989)
Total Investments, Net of TBA Sale Commitments — 107.6% (Cost: $3,573,752,641)		3,349,774,352
Liabilities in Excess of Other Assets — (7.6)%		(236,419,228)
Net Assets — 100.0%		$ 3,113,355,124

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Represents or includes a TBA transaction.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 274,215,392	$ —	$ (15,162,449)(a)	$ 3,769	$ 407	$ 259,057,119	258,927,655	$ 139,679 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	1,052	—
				$ 3,769	$ 407	$ 259,157,119		$ 140,731	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 13,128,388	$ —	$ 13,128,388
Corporate Bonds	—	764,723,257	—	764,723,257
Foreign Agency Obligations	—	71,740,413	—	71,740,413
Municipal Bonds	—	13,298,907	—	13,298,907
Non-Agency Mortgage-Backed Securities	—	21,940,962	—	21,940,962
Preferred Securities
Capital Trusts	—	1,089,190	—	1,089,190
U.S. Government Sponsored Agency Securities	—	817,818,410	—	817,818,410
U.S. Treasury Obligations	—	1,368,578,423	—	1,368,578,423
Short-Term Securities
Money Market Funds	259,157,119	—	—	259,157,119
U.S. Treasury Obligations	—	24,462,272	—	24,462,272
Liabilities
Investments
TBA Sale Commitments	—	(6,162,989)	—	(6,162,989)
	$259,157,119	$3,090,617,233	$—	$3,349,774,352
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
U.S. Total Bond Index Master Portfolio

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced